JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of January 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 37.7%
Australia — 0.8%
AGL Energy Ltd.	1,464	7,937
APA Group	379	2,839
Bendigo & Adelaide Bank Ltd.	392	2,797
BHP Group Ltd.	136	4,761
Charter Hall Long Wale, REIT	305	988
CSR Ltd.	730	2,732
Glencore plc	998	6,681
Goodman Group, REIT	209	2,985
Insignia Financial Ltd.	831	2,062
Mirvac Group, REIT	1,986	3,209
Origin Energy Ltd.	313	1,662
Rio Tinto Ltd.	157	14,116
Rio Tinto plc	206	16,151
Sonic Healthcare Ltd.	148	3,324
Stockland, REIT	563	1,573
Telstra Group Ltd.	997	2,881
Woodside Energy Group Ltd.	234	6,062
Woolworths Group Ltd.	182	4,642
		87,402
Austria — 0.1%
ANDRITZ AG	56	3,382
BAWAG Group AG * (a)	53	3,289
Erste Group Bank AG	54	2,043
Mondi plc	130	2,445
OMV AG	54	2,701
		13,860
Belgium — 0.2%
Ageas SA	57	2,794
Cofinimmo SA, REIT	18	1,611
Euronav NV	150	2,360
KBC Group NV	111	8,223
Melexis NV	21	2,189
Proximus SADP	215	2,199
Warehouses De Pauw CVA	69	2,208
		21,584
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	3,819	9,757
BB Seguridade Participacoes SA	412	3,072
EDP - Energias do Brasil SA	1,192	4,822
Itau Unibanco Holding SA (Preference)	1,441	7,192
Yara International ASA	35	1,564
		26,407
Canada — 1.9%
Algonquin Power & Utilities Corp. (b)	214	1,560
Allied Properties, REIT	88	1,972

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
AltaGas Ltd.	108	2,018
Atco Ltd., Class I	79	2,503
Bank of Nova Scotia (The)	112	6,074
Barrick Gold Corp.	310	6,065
BCE, Inc. (b)	194	9,179
Canadian Apartment Properties, REIT	100	3,687
Canadian Imperial Bank of Commerce	124	5,641
Canadian Natural Resources Ltd.	49	3,017
Canadian Tire Corp. Ltd., Class A	23	2,708
Canadian Utilities Ltd., Class A	294	8,178
Capital Power Corp.	75	2,517
Chartwell Retirement Residences	258	1,906
Emera, Inc.	64	2,538
Enbridge, Inc.	241	9,875
Fortis, Inc.	227	9,309
Gibson Energy, Inc.	145	2,601
Great-West Lifeco, Inc. (b)	268	7,111
Hydro One Ltd. (a)	316	8,645
IGM Financial, Inc. (b)	142	4,445
Keyera Corp. (b)	125	2,844
Manulife Financial Corp. (b)	368	7,285
Northland Power, Inc.	87	2,324
Nutrien Ltd.	77	6,359
Pembina Pipeline Corp. (b)	278	9,881
Power Corp. of Canada (b)	252	6,822
Restaurant Brands International, Inc.	112	7,478
Shaw Communications, Inc., Class B	253	7,523
Sienna Senior Living, Inc.	157	1,444
Superior Plus Corp.	285	2,301
TC Energy Corp.	377	16,247
TELUS Corp.	417	8,986
Toronto-Dominion Bank (The)	185	12,834
TransAlta Renewables, Inc.	195	1,790
		195,667
Cayman Islands — 0.0% ^
Telford Offshore Holdings Ltd. ‡ *	58	—
Chile — 0.0% ^
Banco Santander Chile, ADR	315	5,327
China — 2.0%
China Construction Bank Corp., Class H	16,471	10,662
China Merchants Bank Co. Ltd., Class H	1,986	12,881
China Overseas Land & Investment Ltd.	1,048	2,829
China Petroleum & Chemical Corp., Class H	20,732	11,195
China Resources Gas Group Ltd.	1,362	5,728
China Resources Land Ltd.	2,136	10,237
Fuyao Glass Industry Group Co. Ltd., Class A	546	3,164

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Fuyao Glass Industry Group Co. Ltd., Class H (a)	1,614	7,941
Guangdong Investment Ltd.	2,818	3,062
Haier Smart Home Co. Ltd., Class H	3,863	14,247
Huayu Automotive Systems Co. Ltd., Class A	2,218	6,005
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	4,003	19,347
Joyoung Co. Ltd., Class A	1,000	2,759
Midea Group Co. Ltd., Class A	1,105	9,071
NetEase, Inc.	955	16,942
NXP Semiconductors NV	85	15,750
Ping An Insurance Group Co. of China Ltd., Class H	1,785	13,861
Tingyi Cayman Islands Holding Corp.	4,828	8,032
Topsports International Holdings Ltd. (a)	3,743	3,527
Wuliangye Yibin Co. Ltd., Class A	473	14,719
Xinyi Glass Holdings Ltd.	2,955	6,292
Yum China Holdings, Inc.	51	3,117
Zhejiang Supor Co. Ltd., Class A	679	5,208
		206,576
Denmark — 0.4%
AP Moller - Maersk A/S, Class B	2	3,563
Carlsberg A/S, Class B	72	10,283
D/S Norden A/S	55	2,972
Novo Nordisk A/S, Class B	143	19,801
Topdanmark A/S	28	1,519
		38,138
Egypt — 0.0% ^
Energean plc	155	2,230
Finland — 0.6%
Elisa OYJ	96	5,482
Fortum OYJ	376	5,652
Kone OYJ, Class B	69	3,733
Konecranes OYJ	53	1,720
Metso Outotec OYJ	229	2,631
Nordea Bank Abp	1,736	20,297
Orion OYJ, Class B	141	7,557
Outokumpu OYJ	487	2,787
Sampo OYJ, Class A	79	4,141
TietoEVRY OYJ	73	2,234
Wartsila OYJ Abp	301	2,863
		59,097
France — 1.5%
Amundi SA (a)	37	2,414
AXA SA	191	5,970
BNP Paribas SA	105	7,182
Capgemini SE	50	9,503
Cie Generale des Etablissements Michelin SCA	299	9,451

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Covivio, REIT	27	1,868
Danone SA	77	4,213
Eiffage SA	24	2,516
Engie SA	474	6,732
Gaztransport Et Technigaz SA	24	2,656
Klepierre SA, REIT *	317	8,049
La Francaise des Jeux SAEM (a)	58	2,505
LVMH Moet Hennessy Louis Vuitton SE	31	27,083
Orange SA	533	5,639
Publicis Groupe SA	62	4,342
Rexel SA *	108	2,392
Rubis SCA	97	2,709
SCOR SE	87	2,148
Societe Generale SA	83	2,487
TotalEnergies SE	254	15,686
Verallia SA (a)	32	1,166
Vinci SA	202	22,819
Vivendi SE	539	5,793
		155,323
Germany — 1.2%
Allianz SE (Registered)	119	28,432
BASF SE	61	3,514
Bayerische Motoren Werke AG	48	4,850
Covestro AG (a) (b)	76	3,520
Deutsche Post AG (Registered)	227	9,799
Deutsche Telekom AG (Registered)	816	18,186
E.ON SE	260	2,834
Freenet AG	209	5,073
LEG Immobilien SE	61	4,748
Mercedes-Benz Group AG	81	6,015
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	52	18,689
Siemens AG (Registered)	43	6,784
Telefonica Deutschland Holding AG	2,808	8,270
Vonovia SE	318	8,972
		129,686
Hong Kong — 0.5%
CK Asset Holdings Ltd.	332	2,123
CK Infrastructure Holdings Ltd.	457	2,545
CLP Holdings Ltd.	319	2,366
Hang Seng Bank Ltd.	377	6,270
HK Electric Investments & HK Electric Investments Ltd. (a)	767	530
HKBN Ltd.	1,798	1,266
HKT Trust & HKT Ltd.	4,865	6,374
Hong Kong Exchanges & Clearing Ltd.	177	7,966
Link, REIT	719	5,754
New World Development Co. Ltd.	1,244	3,718

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Orient Overseas International Ltd.	101	1,679
PCCW Ltd.	3,791	1,863
Power Assets Holdings Ltd.	485	2,747
VTech Holdings Ltd.	293	1,938
WH Group Ltd. (a)	3,315	2,042
Yue Yuen Industrial Holdings Ltd.	1,235	2,026
		51,207
India — 0.3%
Embassy Office Parks, REIT	427	1,713
HCL Technologies Ltd.	701	9,667
Infosys Ltd., ADR	797	14,990
Tata Consultancy Services Ltd.	125	5,137
		31,507
Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	53,436	16,387
Telkom Indonesia Persero Tbk. PT	54,389	14,056
		30,443
Ireland — 0.0% ^
CRH plc	82	3,848
Italy — 0.8%
A2A SpA	5,514	8,302
ACEA SpA	74	1,135
Assicurazioni Generali SpA	365	7,116
Azimut Holding SpA	110	2,749
Banca Generali SpA	75	2,751
Banca Mediolanum SpA	733	7,011
Enel SpA	410	2,416
Eni SpA	660	10,156
Hera SpA	878	2,522
Intesa Sanpaolo SpA	4,561	11,993
Iren SpA	1,076	1,948
Italgas SpA	448	2,624
Mediobanca Banca di Credito Finanziario SpA	212	2,283
Poste Italiane SpA (a)	291	3,107
Snam SpA	555	2,825
Terna - Rete Elettrica Nazionale	375	2,970
UniCredit SpA	265	5,173
Unipol Gruppo SpA	318	1,666
		78,747
Japan — 1.8%
Aozora Bank Ltd.	221	4,415
ARTERIA Networks Corp.	180	1,739
Bridgestone Corp.	254	9,498
Canon, Inc.	108	2,397
Chubu Electric Power Co., Inc.	278	2,996

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Chugoku Electric Power Co., Inc. (The)	158	866
Comforia Residential REIT, Inc., REIT	1	1,635
Dai Nippon Printing Co. Ltd.	157	3,714
Daiwa House REIT Investment Corp., REIT	1	2,067
Electric Power Development Co. Ltd.	333	5,368
ENEOS Holdings, Inc.	504	1,804
FANUC Corp.	82	14,418
Frontier Real Estate Investment Corp., REIT	1	2,406
Hokkaido Electric Power Co., Inc.	329	1,219
Idemitsu Kosan Co. Ltd.	237	5,933
Japan Metropolitan Fund Invest, REIT	5	3,835
Japan Post Holdings Co. Ltd.	720	6,322
Japan Tobacco, Inc.	174	3,558
Kansai Electric Power Co., Inc. (The)	654	6,289
KDDI Corp.	94	2,927
Kenedix Office Investment Corp., REIT	1	1,896
Kyushu Railway Co.	181	4,069
Mitsubishi Chemical Group Corp.	1,057	5,932
Mitsui Fudosan Logistics Park, Inc., REIT	1	1,864
Nippon Accommodations Fund, Inc., REIT	—	2,208
Nippon Prologis REIT, Inc., REIT	1	2,092
Nippon Steel Corp.	149	3,103
Nippon Telegraph & Telephone Corp.	295	8,840
Okinawa Electric Power Co., Inc. (The)	129	1,074
Osaka Gas Co. Ltd.	42	676
Sharp Corp.	332	2,759
Shin-Etsu Chemical Co. Ltd.	110	16,276
SoftBank Corp.	810	9,267
Sumitomo Forestry Co. Ltd.	75	1,404
Takeda Pharmaceutical Co. Ltd.	175	5,486
Tohoku Electric Power Co., Inc.	537	2,887
Tokio Marine Holdings, Inc.	447	9,373
Tokyo Electron Ltd.	35	12,128
Tokyo Gas Co. Ltd.	38	800
Toyota Motor Corp.	515	7,570
United Urban Investment Corp., REIT	2	2,152
		185,262
Luxembourg — 0.1%
Intelsat SA ‡ *	270	6,475
SES SA, ADR	208	1,614
		8,089
Mexico — 0.5%
Bolsa Mexicana de Valores SAB de CV	474	1,030
Grupo Financiero Banorte SAB de CV, Class O	1,614	13,371
Grupo Mexico SAB de CV	333	1,480
Kimberly-Clark de Mexico SAB de CV, Class A	1,864	3,548

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Southern Copper Corp.	203	15,289
Wal-Mart de Mexico SAB de CV	3,531	13,792
		48,510
Netherlands — 0.6%
ABN AMRO Bank NV, CVA (a)	151	2,512
ASML Holding NV	25	16,146
ASR Nederland NV	59	2,786
BE Semiconductor Industries NV	47	3,335
ING Groep NV	303	4,389
Koninklijke Ahold Delhaize NV	107	3,185
Koninklijke KPN NV	1,470	5,026
NN Group NV	64	2,797
OCI NV	88	3,007
Randstad NV	50	3,187
Shell plc	480	14,093
Wolters Kluwer NV	24	2,633
		63,096
New Zealand — 0.1%
Contact Energy Ltd.	703	3,536
Spark New Zealand Ltd.	1,714	5,780
		9,316
Norway — 0.3%
Aker BP ASA	46	1,391
DNB Bank ASA	144	2,699
Elkem ASA (a)	595	2,108
Equinor ASA	130	3,975
FLEX LNG Ltd.	43	1,319
Gjensidige Forsikring ASA	121	2,166
Norsk Hydro ASA	427	3,460
SFL Corp. Ltd.	282	2,868
Telenor ASA	829	8,681
		28,667
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	808	6,871
Portugal — 0.1%
EDP - Energias de Portugal SA	528	2,625
Galp Energia SGPS SA	222	3,040
Jeronimo Martins SGPS SA	70	1,510
Navigator Co. SA (The)	540	1,890
NOS SGPS SA	432	1,852
Redes Energeticas Nacionais SGPS SA	405	1,114
		12,031
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡ *	2,553	61

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Russia — continued
Severstal PAO, GDR ‡ * (a)	10	3
Severstal PAO, GDR ‡ * (a)	132	42
		106
Saudi Arabia — 0.1%
Al Rajhi Bank *	261	5,730
Singapore — 0.4%
BW LPG Ltd. (a)	345	2,857
CapitaLand Ascendas, REIT	2,520	5,545
CapitaLand Integrated Commercial Trust, REIT	4,118	6,738
DBS Group Holdings Ltd.	449	12,286
Digital Core REIT Management Pte. Ltd., REIT	2,467	1,559
Keppel Infrastructure Trust	3,252	1,426
NETLINK NBN TRUST (a)	3,541	2,361
Singapore Exchange Ltd.	1,376	9,693
Singapore Telecommunications Ltd.	1,460	2,797
		45,262
South Africa — 0.5%
Anglo American plc	229	9,875
AVI Ltd.	233	995
Bid Corp. Ltd.	336	6,920
Bidvest Group Ltd. (The)	425	5,485
FirstRand Ltd.	1,123	4,174
Sanlam Ltd.	2,355	7,618
Standard Bank Group Ltd.	584	5,823
Vodacom Group Ltd.	1,314	9,236
		50,126
South Korea — 0.8%
ESR Kendall Square REIT Co. Ltd., REIT	257	856
Hana Financial Group, Inc.	59	2,344
KB Financial Group, Inc.	181	8,234
Kia Corp.	104	5,673
Korea Gas Corp. *	37	1,002
LG Uplus Corp.	276	2,500
NCSoft Corp. *	9	3,311
Samsung Electronics Co. Ltd.	756	37,664
Shinhan Financial Group Co. Ltd.	253	8,570
SK Telecom Co. Ltd., ADR	70	1,487
SK Telecom Co. Ltd.	288	10,911
		82,552
Spain — 1.0%
Acerinox SA	204	2,211
ACS Actividades de Construccion y Servicios SA	106	3,131
Atlantica Sustainable Infrastructure plc	84	2,315
Banco Bilbao Vizcaya Argentaria SA	659	4,652
Banco Santander SA	1,412	4,934

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
CaixaBank SA (b)	924	4,099
Cellnex Telecom SA (a)	69	2,722
Cia de Distribucion Integral Logista Holdings SA	105	2,835
Enagas SA	135	2,426
Endesa SA	492	9,803
Iberdrola SA *	8	91
Iberdrola SA	1,935	22,700
Industria de Diseno Textil SA	142	4,444
Mapfre SA	1,359	2,734
Merlin Properties Socimi SA, REIT	188	1,842
Naturgy Energy Group SA	382	10,828
Red Electrica Corp. SA	151	2,670
Repsol SA	463	7,604
Telefonica SA	2,107	8,006
		100,047
Sweden — 0.5%
Boliden AB	89	3,999
Hexpol AB	172	1,854
Orron Energy ab	1,216	2,255
Skandinaviska Enskilda Banken AB, Class A	241	2,913
SSAB AB, Class B (b)	503	3,425
Svenska Handelsbanken AB, Class A	233	2,430
Tele2 AB, Class B	960	8,294
Telia Co. AB	836	2,160
Volvo AB, Class B	1,273	25,269
		52,599
Switzerland — 0.6%
ABB Ltd. (Registered)	158	5,506
Cie Financiere Richemont SA (Registered)	41	6,247
Julius Baer Group Ltd.	48	3,090
Novartis AG (Registered)	145	13,123
Swisscom AG (Registered)	5	2,877
UBS Group AG (Registered)	304	6,488
Zurich Insurance Group AG	44	21,645
		58,976
Taiwan — 0.9%
Accton Technology Corp.	162	1,324
ASE Technology Holding Co. Ltd.	1,885	6,360
Chailease Holding Co. Ltd.	384	2,897
Delta Electronics, Inc.	300	2,912
MediaTek, Inc.	78	1,885
Mega Financial Holding Co. Ltd.	2,209	2,359
Novatek Microelectronics Corp.	903	10,753
President Chain Store Corp.	890	8,017
Quanta Computer, Inc.	805	2,010
Realtek Semiconductor Corp.	405	4,349

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	79	7,247
Taiwan Semiconductor Manufacturing Co. Ltd.	2,215	39,088
Vanguard International Semiconductor Corp.	2,174	7,307
Wiwynn Corp.	67	1,683
		98,191
Thailand — 0.1%
SCB X PCL	2,369	7,505
Siam Cement PCL (The) (Registered)	477	4,862
		12,367
United Kingdom — 2.4%
3i Group plc	200	3,893
AstraZeneca plc	201	26,274
Aviva plc	643	3,627
B&M European Value Retail SA	510	2,819
Balfour Beatty plc	609	2,751
Barclays plc	2,425	5,573
Barratt Developments plc	1,397	7,940
Berkeley Group Holdings plc	54	2,769
Big Yellow Group plc, REIT	125	1,862
BP plc	2,554	15,429
British American Tobacco plc	40	1,551
BT Group plc	1,573	2,423
Burberry Group plc	115	3,511
Centrica plc	2,350	2,928
Coca-Cola Europacific Partners plc	75	4,203
Compass Group plc	143	3,423
Diageo plc	278	12,175
Direct Line Insurance Group plc	1,544	3,387
Dunelm Group plc	168	2,408
Hays plc	1,291	1,969
HSBC Holdings plc	1,326	9,770
IG Group Holdings plc	286	2,809
Imperial Brands plc	289	7,250
InterContinental Hotels Group plc	124	8,635
Investec plc	428	2,730
J Sainsbury plc	843	2,732
Legal & General Group plc	1,189	3,743
Lloyds Banking Group plc	7,286	4,742
LondonMetric Property plc, REIT	1,017	2,369
Man Group plc	937	2,883
National Grid plc	219	2,781
NatWest Group plc	883	3,368
Next plc	25	2,078
OSB Group plc	271	1,827
Pagegroup plc	377	2,120
Pearson plc	197	2,241

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Persimmon plc	370	6,466
RELX plc	425	12,639
Safestore Holdings plc, REIT	189	2,352
Sage Group plc (The)	636	6,109
Segro plc, REIT	281	2,895
Severn Trent plc	84	2,917
SSE plc	449	9,582
Taylor Wimpey plc	2,278	3,305
Telecom Plus plc	88	2,177
Tesco plc	876	2,663
Unilever plc	208	10,607
UNITE Group plc (The), REIT	167	2,053
United Utilities Group plc	220	2,876
Vodafone Group plc	2,083	2,404
WPP plc	540	6,313
		248,351
United States — 16.0%
3M Co.	47	5,402
Abbott Laboratories	22	2,470
AbbVie, Inc.	329	48,647
Accenture plc, Class A	6	1,649
AGNC Investment Corp., REIT	634	7,359
Air Products and Chemicals, Inc.	14	4,596
Alexandria Real Estate Equities, Inc., REIT	44	7,048
Altria Group, Inc.	133	5,969
American Electric Power Co., Inc.	36	3,392
American Express Co.	17	3,042
American Tower Corp., REIT	19	4,174
Americold Realty Trust, Inc., REIT	136	4,260
Amgen, Inc.	26	6,571
Analog Devices, Inc.	91	15,590
Annaly Capital Management, Inc., REIT	292	6,842
Apple, Inc.	5	784
Arthur J Gallagher & Co.	15	2,947
AT&T, Inc.	505	10,285
Avangrid, Inc.	134	5,667
Avista Corp.	68	2,720
Baker Hughes Co.	220	6,983
Bank of America Corp.	522	18,525
Best Buy Co., Inc.	69	6,158
BlackRock, Inc.	4	2,920
Boston Properties, Inc., REIT	75	5,626
Bristol-Myers Squibb Co.	524	38,077
Camden Property Trust, REIT	56	6,869
Campbell Soup Co.	137	7,112
Cardinal Health, Inc.	77	5,922
CF Industries Holdings, Inc.	67	5,681

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Chesapeake Energy Corp.	54	4,640
Chevron Corp.	75	13,005
Chord Energy Corp.	43	6,115
Chubb Ltd.	25	5,581
Cisco Systems, Inc.	143	6,971
Citigroup, Inc.	32	1,690
Claire's Stores, Inc. ‡ *	4	1,360
Clear Channel Outdoor Holdings, Inc. *	287	548
Clearway Energy, Inc., Class C	70	2,363
Clorox Co. (The)	48	6,926
CME Group, Inc.	162	28,679
CMS Energy Corp.	42	2,658
Coca-Cola Co. (The)	641	39,275
Cogent Communications Holdings, Inc.	43	2,954
Comcast Corp., Class A	516	20,291
Comerica, Inc.	83	6,075
ConocoPhillips	51	6,158
Consolidated Edison, Inc.	71	6,759
Coterra Energy, Inc.	204	5,115
Crown Castle, Inc., REIT	14	2,062
Cummins, Inc.	25	6,328
CVS Health Corp.	39	3,444
Deere & Co.	22	9,410
DHT Holdings, Inc.	191	1,639
Digital Realty Trust, Inc., REIT	49	5,572
Dominion Energy, Inc.	105	6,693
Dover Corp.	25	3,740
Dow, Inc.	283	16,817
DT Midstream, Inc.	39	2,108
Duke Energy Corp.	93	9,548
Eastman Chemical Co.	148	13,033
Eaton Corp. plc	139	22,511
Edison International	103	7,096
Eli Lilly & Co.	6	1,966
Emerson Electric Co.	72	6,526
Entergy Corp.	60	6,523
EOG Resources, Inc.	78	10,363
EP Energy Corp. ‡ *	141	988
Equinix, Inc., REIT	27	20,043
Equitrans Midstream Corp.	285	2,067
Equity LifeStyle Properties, Inc.	79	5,714
Evergy, Inc.	152	9,521
Exxon Mobil Corp.	122	14,189
Fastenal Co.	125	6,297
Federal Realty Investment Trust, REIT	100	11,097
Ferguson plc	24	3,416
FirstEnergy Corp.	70	2,858

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Frontier Communications Parent, Inc. * (b)	155	4,577
General Dynamics Corp.	21	4,968
General Mills, Inc.	66	5,149
Genuine Parts Co.	40	6,643
Gilead Sciences, Inc.	83	7,002
Goodman Networks, Inc. ‡ *	54	—
GSK plc	737	12,948
Gulfport Energy Corp. *	110	7,523
Hasbro, Inc.	74	4,359
Hawaiian Electric Industries, Inc.	70	2,965
Healthpeak Properties, Inc., REIT	249	6,830
Hewlett Packard Enterprise Co.	444	7,163
Home Depot, Inc. (The)	15	4,896
Host Hotels & Resorts, Inc., REIT	372	7,005
HP, Inc.	59	1,731
iHeartMedia, Inc., Class A *	122	946
Intel Corp.	162	4,580
International Business Machines Corp.	65	8,718
International Paper Co.	150	6,275
Interpublic Group of Cos., Inc. (The)	220	8,010
Invitation Homes, Inc.	218	7,073
Iron Mountain, Inc., REIT	135	7,346
J M Smucker Co. (The)	34	5,152
Johnson & Johnson	279	45,646
Juniper Networks, Inc.	223	7,190
Kellogg Co.	93	6,410
Keurig Dr Pepper, Inc.	253	8,929
Kilroy Realty Corp., REIT	57	2,331
Kimberly-Clark Corp.	54	6,990
Kimco Realty Corp., REIT	352	7,902
Kinder Morgan, Inc.	948	17,352
Kite Realty Group Trust, REIT	116	2,513
Kraft Heinz Co. (The)	186	7,543
Laureate Education, Inc., Class A	216	2,373
Lumen Technologies, Inc.	1,574	8,262
LyondellBasell Industries NV, Class A	77	7,464
Mallinckrodt plc *	72	537
Marathon Petroleum Corp.	63	8,063
McDonald's Corp.	74	19,854
Medtronic plc	38	3,186
Merck & Co., Inc.	295	31,726
Microsoft Corp.	11	2,727
Mondelez International, Inc., Class A	60	3,895
Moran Foods Backstop Equity ‡ *	148	369
Motorola Solutions, Inc.	27	6,989
MYT Holding Co. ‡ *	1,342	1,028
National Retail Properties, Inc., REIT	71	3,369

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Nestle SA (Registered)	145	17,749
NetApp, Inc.	82	5,460
Newell Brands, Inc.	489	7,802
Newmont Corp.	95	5,023
NextEra Energy, Inc.	157	11,750
NMG, Inc. ‡ * (b)	41	6,339
NMG, Inc. ‡ *	4	672
Nordic American Tankers Ltd.	787	2,393
Norfolk Southern Corp.	42	10,325
Northrop Grumman Corp.	3	1,443
NorthWestern Corp.	50	2,831
NRG Energy, Inc.	68	2,323
OGE Energy Corp.	69	2,716
Omnicom Group, Inc.	94	8,102
ONEOK, Inc.	153	10,508
PACCAR, Inc.	70	7,661
Park Hotels & Resorts, Inc., REIT	161	2,364
Parker-Hannifin Corp.	6	1,911
PepsiCo, Inc.	27	4,628
Pfizer, Inc.	43	1,880
Philip Morris International, Inc.	122	12,712
Phillips 66	70	6,972
Pinnacle West Capital Corp.	131	9,741
Pioneer Natural Resources Co.	28	6,527
PNC Financial Services Group, Inc. (The)	19	3,210
PPG Industries, Inc.	26	3,422
PPL Corp.	325	9,629
Procter & Gamble Co. (The)	191	27,239
Progressive Corp. (The)	44	6,025
Prologis, Inc., REIT	313	40,469
Prudential Financial, Inc.	66	6,940
Public Service Enterprise Group, Inc.	44	2,749
Public Storage, REIT	59	17,906
Raytheon Technologies Corp.	125	12,432
Realty Income Corp.	101	6,868
Regency Centers Corp., REIT	100	6,653
Republic Services, Inc.	11	1,333
Rexford Industrial Realty, Inc., REIT	74	4,666
Roche Holding AG	68	21,147
Seagate Technology Holdings plc	186	12,634
Shenandoah Telecommunications Co.	78	1,532
Simon Property Group, Inc., REIT	62	7,981
Sirius XM Holdings, Inc.	1,063	6,157
Southern Co. (The)	132	8,939
Steel Dynamics, Inc.	47	5,611
Stellantis NV	794	12,480
Sun Communities, Inc., REIT	89	14,018

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Sysco Corp.	40	3,083
T. Rowe Price Group, Inc.	57	6,587
Target Corp.	56	9,674
Texas Instruments, Inc.	143	25,357
TJX Cos., Inc. (The)	172	14,101
Trane Technologies plc	58	10,437
Truist Financial Corp.	204	10,090
UDR, Inc., REIT	162	6,918
UGI Corp.	68	2,699
Union Pacific Corp.	58	11,789
United Parcel Service, Inc., Class B	117	21,589
UnitedHealth Group, Inc.	26	12,724
US Bancorp	216	10,750
Valero Energy Corp.	58	8,173
Ventas, Inc., REIT	232	12,043
Verizon Communications, Inc.	525	21,803
VF Corp.	60	1,850
Viatris, Inc.	238	2,898
VICI Properties, Inc., REIT	742	25,358
Vistra Corp.	67	1,541
VMware, Inc., Class A *	57	6,955
Vornado Realty Trust, REIT	75	1,834
Walgreens Boots Alliance, Inc.	143	5,271
Walmart, Inc.	19	2,776
Welltower, Inc., REIT	187	13,998
Western Union Co. (The)	382	5,415
Weyerhaeuser Co., REIT	195	6,721
Williams Cos., Inc. (The)	295	9,512
WP Carey, Inc., REIT	136	11,605
Xcel Energy, Inc.	196	13,475
		1,663,424
Total Common Stocks (Cost $3,324,322)		3,916,622
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 31.9%
Australia — 0.2%
Ausgrid Finance Pty. Ltd. 3.85%, 5/1/2023 (c)	459	457
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (c) (d) (e) (f)	5,653	5,701
FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024 (c)	265	262
4.50%, 9/15/2027 (c)	218	208
4.38%, 4/1/2031 (c)	1,517	1,335
6.13%, 4/15/2032 (c)	75	73
Glencore Funding LLC
2.50%, 9/1/2030 (b) (c)	180	153

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Australia — continued
2.63%, 9/23/2031 (c)	63	53
Macquarie Group Ltd.
6.21%, 11/22/2024 (c)	4,200	4,282
(SOFR + 0.69%), 1.20%, 10/14/2025 (c) (f)	1,293	1,198
Mineral Resources Ltd.
8.13%, 5/1/2027 (c)	150	151
8.00%, 11/1/2027 (c)	149	153
8.50%, 5/1/2030 (c)	750	775
Sydney Airport Finance Co. Pty. Ltd. 3.90%, 3/22/2023 (c)	441	440
		15,241
Austria — 0.0% ^
ams-OSRAM AG 7.00%, 7/31/2025 (b) (c)	1,280	1,232
Azerbaijan — 0.0% ^
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	950	976
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023 (a)	686	682
6.95%, 3/18/2030 (a)	1,480	1,541
		3,199
Bahrain — 0.0% ^
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024 (a)	200	205
7.50%, 10/25/2027 (a)	1,150	1,193
		1,398
Belgium — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	174	164
4.38%, 4/15/2038	420	398
KBC Group NV
(EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a) (d) (e) (f)	EUR 1,800	1,903
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (c) (f)	200	203
		2,668
Brazil — 0.0% ^
CSN Resources SA 4.63%, 6/10/2031 (c)	450	379
Guara Norte SARL 5.20%, 6/15/2034 (c)	315	284
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	1,150	1,158
MARB BondCo plc 3.95%, 1/29/2031 (a)	450	353
MV24 Capital BV 6.75%, 6/1/2034 (c)	582	552
Nexa Resources SA 5.38%, 5/4/2027 (a)	580	561
Petrobras Global Finance BV 6.85%, 6/5/2115	300	259
Suzano Austria GmbH
6.00%, 1/15/2029	900	900
7.00%, 3/16/2047 (a)	220	229
Vale Overseas Ltd. 3.75%, 7/8/2030	57	51
		4,726

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — 1.4%
1011778 BC ULC
3.88%, 1/15/2028 (c)	1,870	1,709
3.50%, 2/15/2029 (c)	1,416	1,239
4.00%, 10/15/2030 (c)	3,845	3,273
Athabasca Oil Corp. 9.75%, 11/1/2026 (c)	321	337
ATS Corp. 4.13%, 12/15/2028 (c)	1,373	1,230
Bank of Montreal
(SOFRINDX + 0.27%), 4.58%, 4/14/2023 (f)	194	194
5.20%, 12/12/2024 (b)	4,215	4,243
Series H, 4.70%, 9/14/2027	105	105
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (d) (e) (f)	2,497	2,425
4.75%, 2/2/2026 (g)	290	290
1.30%, 9/15/2026	280	248
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (f)	1,900	1,502
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.39%), 8.62%, 10/27/2082 (f)	2,300	2,449
Baytex Energy Corp. 8.75%, 4/1/2027 (b) (c)	4,909	5,080
Bell Canada (The) Series US-5, 2.15%, 2/15/2032	159	130
Bombardier, Inc. 7.88%, 4/15/2027 (c)	4,685	4,681
Canadian Imperial Bank of Commerce 0.95%, 6/23/2023	584	575
Canadian Pacific Railway Co. 2.45%, 12/2/2031	105	91
Emera US Finance LP 2.64%, 6/15/2031	75	61
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)	18,724	18,389
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (f)	2,237	2,126
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (f)	13,544	12,817
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (f)	5,424	5,592
Federation des Caisses Desjardins du Quebec
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (c) (f)	1,415	1,418
4.55%, 8/23/2027 (c)	4,320	4,272
Garda World Security Corp. 4.63%, 2/15/2027 (c)	2,386	2,171
GFL Environmental, Inc.
4.25%, 6/1/2025 (c)	2,670	2,575
3.75%, 8/1/2025 (c)	3,548	3,371
4.00%, 8/1/2028 (b) (c)	3,817	3,389
4.75%, 6/15/2029 (b) (c)	2,665	2,405
goeasy Ltd. 5.38%, 12/1/2024 (c)	804	770
NOVA Chemicals Corp.
4.88%, 6/1/2024 (c)	5,565	5,482
5.00%, 5/1/2025 (c)	3,790	3,645
5.25%, 6/1/2027 (c)	4,421	4,112
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	201	169
Precision Drilling Corp.
7.13%, 1/15/2026 (c)	3,749	3,710
6.88%, 1/15/2029 (c)	518	499
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (c)	1,064	1,051

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
Rogers Communications, Inc.
3.80%, 3/15/2032 (c)	135	121
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (c) (f)	7,435	6,691
Royal Bank of Canada
(SOFRINDX + 0.30%), 4.61%, 1/19/2024 (f)	718	716
4.88%, 1/12/2026	3,350	3,371
Superior Plus LP 4.50%, 3/15/2029 (c)	1,621	1,433
Toronto-Dominion Bank (The)
4.69%, 9/15/2027	95	95
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.12%, 10/31/2082 (f)	8,860	9,403
TransAlta Corp. 6.50%, 3/15/2040	135	129
TransCanada PipeLines Ltd.
3.75%, 10/16/2023	713	707
4.75%, 5/15/2038	119	113
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)	5,204	5,060
(SOFR + 4.42%), 5.50%, 9/15/2079 (f)	9,787	8,832
Vermilion Energy, Inc. 6.88%, 5/1/2030 (c)	1,174	1,083
Videotron Ltd.
5.38%, 6/15/2024 (c)	803	798
5.13%, 4/15/2027 (c)	264	253
3.63%, 6/15/2029 (b) (c)	3,423	2,978
		149,608
Cayman Islands — 0.0% ^
Global Aircraft Leasing Co. Ltd. 7.25% (PIK), 9/15/2024 (c) (h)	977	865
China — 0.4%
Bluestar Finance Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 5.63%), 3.10%, 7/12/2024 (a) (d) (e) (f)	350	335
Central Plaza Development Ltd. 4.65%, 1/19/2026 (a)	2,100	1,795
China Oil & Gas Group Ltd. 4.70%, 6/30/2026 (a)	1,200	1,063
Chong Hing Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%, 7/15/2024 (a) (d) (e) (f)	950	929
CNOOC Petroleum North America ULC 6.40%, 5/15/2037	250	272
Country Garden Holdings Co. Ltd.
8.00%, 1/27/2024 (a)	200	176
6.15%, 9/17/2025 (a)	2,700	2,045
7.25%, 4/8/2026 (a)	800	599
5.13%, 1/14/2027 (a)	3,600	2,439
3.30%, 1/12/2031 (a)	1,000	575
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/2026 (a)	1,700	1,532
Gemdale Ever Prosperity Investment Ltd. 4.95%, 8/12/2024 (a)	300	277
GLP China Holdings Ltd. 4.97%, 2/26/2024 (a)	1,500	1,391
Golden Eagle Retail Group Ltd. 4.63%, 5/21/2023 (a)	2,500	2,413
Greentown China Holdings Ltd. 5.65%, 7/13/2025 (a)	600	553
Hopson Development Holdings Ltd.
6.80%, 12/28/2023 (a)	300	285
7.00%, 5/18/2024 (a)	2,750	2,543

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
China — continued
Huarong Finance 2019 Co. Ltd. 3.25%, 11/13/2024 (a)	300	280
Huarong Finance II Co. Ltd. 4.63%, 6/3/2026 (a)	500	459
Lenovo Group Ltd.
5.88%, 4/24/2025 (a)	300	300
5.83%, 1/27/2028 (c)	1,300	1,313
Longfor Group Holdings Ltd.
4.50%, 1/16/2028 (a)	200	175
3.95%, 9/16/2029 (a)	400	327
New Metro Global Ltd.
4.80%, 12/15/2024 (a)	1,100	935
4.63%, 10/15/2025 (a)	1,300	1,034
RKPF Overseas Ltd.
6.70%, 9/30/2024 (a)	2,700	2,452
5.20%, 1/12/2026 (a)	1,900	1,527
Shandong Iron And Steel Xinheng International Co. Ltd.
6.50%, 11/5/2023 (a)	1,300	1,290
4.80%, 7/28/2024 (a)	950	903
Shui On Development Holding Ltd.
5.50%, 3/3/2025 (a)	2,150	1,948
5.50%, 6/29/2026 (a)	400	344
Sinochem Offshore Capital Co. Ltd. 2.38%, 9/23/2031 (a)	400	321
Vanke Real Estate Hong Kong Co. Ltd.
3.98%, 11/9/2027 (a)	400	364
3.50%, 11/12/2029 (a)	400	335
West China Cement Ltd. 4.95%, 7/8/2026 (a)	1,900	1,667
Yancoal International Resources Development Co. Ltd. 3.50%, 11/4/2023 (a)	600	586
Yankuang Group Cayman Ltd. 4.00%, 7/16/2023 (a)	250	247
Yanlord Land HK Co. Ltd. 6.80%, 2/27/2024 (a)	3,400	3,307
Yunda Holding Investment Ltd. 2.25%, 8/19/2025 (a)	600	537
Zhongsheng Group Holdings Ltd. 3.00%, 1/13/2026 (a)	450	408
		40,281
Colombia — 0.0% ^
Ecopetrol SA
5.88%, 9/18/2023	950	948
5.38%, 6/26/2026	1,160	1,117
7.38%, 9/18/2043	412	358
5.88%, 5/28/2045	730	523
		2,946
Denmark — 0.0% ^
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (c) (f)	1,395	1,416
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (c) (f)	200	180
		1,596
Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	985	945

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Finland — continued
6.63%, 5/15/2039	50	51
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (c) (d) (e) (f)	6,265	6,179
1.50%, 9/30/2026 (c)	2,615	2,311
		9,486
France — 0.9%
Altice France SA
8.13%, 2/1/2027 (c)	3,219	3,018
5.50%, 1/15/2028 (c)	370	307
5.13%, 7/15/2029 (c)	6,815	5,349
5.50%, 10/15/2029 (c)	3,332	2,635
Banque Federative du Credit Mutuel SA
0.65%, 2/27/2024 (c)	1,515	1,447
1.00%, 2/4/2025 (c)	1,108	1,023
4.94%, 1/26/2026 (c)	1,420	1,419
BNP Paribas SA
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (c) (f)	2,080	2,067
3.50%, 11/16/2027 (c)	2,155	2,032
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 9.25%, 11/17/2027 (c) (d) (e) (f)	1,845	2,004
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.90%), 7.75%, 8/16/2029 (c) (d) (e) (f)	3,356	3,473
BPCE SA
4.00%, 9/12/2023 (c)	250	247
(SOFR + 1.52%), 1.65%, 10/6/2026 (c) (f)	8,105	7,304
(SOFR + 2.10%), 5.97%, 1/18/2027 (c) (f)	996	1,009
3.50%, 10/23/2027 (c)	2,345	2,165
CGG SA 8.75%, 4/1/2027 (b) (c)	500	443
Credit Agricole SA
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (c) (d) (e) (f)	9,672	9,970
(BPISDS05 + 4.81%), 7.50%, 6/23/2026 (c) (d) (e) (f)	GBP 3,130	3,834
4.13%, 1/10/2027 (c)	2,180	2,115
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027 (a) (d) (e) (f)	EUR 800	775
5.30%, 7/12/2028 (c)	1,615	1,649
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 4.75%, 3/23/2029 (c) (d) (e) (f)	6,022	5,121
Danone SA 2.59%, 11/2/2023 (c)	352	345
Societe Generale SA
5.00%, 1/17/2024 (b) (c)	4,100	4,069
2.63%, 1/22/2025 (c)	2,225	2,112
4.25%, 4/14/2025 (c)	450	436
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (c) (d) (e) (f)	7,769	7,866
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (c) (f)	2,735	2,807
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.39%), 9.38%, 11/22/2027 (c) (d) (e) (f)	3,042	3,266
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (c) (f)	2,934	2,644
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (d) (e) (f)	10,487	9,018
		91,969
Germany — 0.2%
Bayer US Finance II LLC 4.63%, 6/25/2038 (c)	200	186

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Germany — continued
Daimler Truck Finance North America LLC
1.13%, 12/14/2023 (c)	717	693
5.20%, 1/17/2025 (c)	1,190	1,196
Deutsche Bank AG
(SOFR + 2.16%), 2.22%, 9/18/2024 (f)	7,620	7,459
(SOFR + 1.87%), 2.13%, 11/24/2026 (b) (f)	5,655	5,102
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (i)	286	349
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (c)	3,520	3,258
Volkswagen Group of America Finance LLC
3.13%, 5/12/2023 (c)	230	229
4.25%, 11/13/2023 (c)	462	458
		18,930
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (a)	1,147	1,094
Hong Kong — 0.1%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 5.83%, 10/21/2025 (a) (d) (e) (f)	1,750	1,662
CAS Capital No. 1 Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.64%), 4.00%, 7/12/2026 (a) (d) (e) (f)	2,700	2,384
Elect Global Investments Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 4.10%, 6/3/2025 (a) (d) (e) (f)	600	570
FWD Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.87%), 8.04%, 6/15/2023 (a) (d) (e) (f)	1,600	1,527
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.88%), 6.37%, 9/13/2024 (a) (d) (e) (f)	300	279
FWD Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.08%), 5.50%, 8/1/2023 (a) (d) (e) (f)	1,800	1,598
Melco Resorts Finance Ltd. 5.63%, 7/17/2027 (a)	2,300	2,086
NWD Finance BVI Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 6.20%), 6.15%, 3/16/2025 (a) (d) (e) (f)	1,050	1,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.86%), 4.12%, 3/10/2028 (a) (d) (e) (f)	1,500	1,199
NWD MTN Ltd. 4.13%, 7/18/2029 (a)	1,600	1,373
		13,699
India — 0.3%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (a)	2,000	1,945
Adani Transmission Step-One Ltd. 4.25%, 5/21/2036 (a)	211	154
Continuum Energy Levanter Pte. Ltd. 4.50%, 2/9/2027 (a)	1,645	1,472
Greenko Dutch BV 3.85%, 3/29/2026 (a)	1,767	1,570
Greenko Power II Ltd.
4.30%, 12/13/2028 (c)	882	761
4.30%, 12/13/2028 (a)	382	329
Greenko Solar Mauritius Ltd. 5.95%, 7/29/2026 (a)	500	465
Greenko Wind Projects Mauritius Ltd. 5.50%, 4/6/2025 (c)	1,000	941
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 3.70%, 8/25/2026 (c) (d) (e) (f)	800	698
HPCL-Mittal Energy Ltd.
5.45%, 10/22/2026 (a)	400	384
5.25%, 4/28/2027 (a)	2,100	1,953
India Green Energy Holdings 5.38%, 4/29/2024 (a)	2,950	2,854
India Green Power Holdings 4.00%, 2/22/2027 (a)	3,150	2,713

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — continued
JSW Infrastructure Ltd.
4.95%, 1/21/2029 (c)	800	704
4.95%, 1/21/2029 (a)	1,200	1,056
JSW Steel Ltd.
5.38%, 4/4/2025 (a)	2,200	2,137
3.95%, 4/5/2027 (c)	600	528
3.95%, 4/5/2027 (a)	400	352
Network i2i Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025 (a) (d) (e) (f)	2,900	2,790
ReNew Power Pvt Ltd. 5.88%, 3/5/2027 (a)	200	191
ReNew Wind Energy AP2 4.50%, 7/14/2028 (a)	200	171
TML Holdings Pte. Ltd. 4.35%, 6/9/2026 (a)	1,000	917
Vedanta Resources Ltd. 7.13%, 5/31/2023 (a)	1,900	1,785
		26,870
Indonesia — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024 (a)	3,000	2,877
Bank Negara Indonesia Persero Tbk. PT (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.47%), 4.30%, 3/24/2027 (a) (d) (e) (f)	1,000	858
Bank Tabungan Negara Persero Tbk. PT 4.20%, 1/23/2025 (a)	2,200	2,046
Cikarang Listrindo Tbk. PT 4.95%, 9/14/2026 (a)	1,600	1,512
Indika Energy Capital III Pte. Ltd. 5.88%, 11/9/2024 (a)	250	246
Indika Energy Capital IV Pte. Ltd. 8.25%, 10/22/2025 (a)	2,700	2,686
Medco Bell Pte. Ltd. 6.38%, 1/30/2027 (a)	800	760
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025 (a)	2,200	2,169
Minejesa Capital BV
4.63%, 8/10/2030 (c)	824	762
5.63%, 8/10/2037 (a)	1,000	866
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.00%, 6/30/2050 (a)	600	443
		15,225
Ireland — 0.2%
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (f)	5,524	5,291
AerCap Ireland Capital DAC
1.15%, 10/29/2023	3,290	3,193
3.15%, 2/15/2024	2,135	2,081
Series 3NC1, 1.75%, 10/29/2024	1,135	1,058
AIB Group plc (SOFR + 3.46%), 7.58%, 10/14/2026 (c) (f)	2,810	2,908
Avolon Holdings Funding Ltd. 3.95%, 7/1/2024 (c)	2,265	2,195
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (c) (f)	2,100	2,116
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (f)	200	175
		19,017
Israel — 0.0% ^
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	210	197

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Israel — continued
5.38%, 3/30/2028 (a)	220	202
Leviathan Bond Ltd. 6.50%, 6/30/2027 (a)	720	708
		1,107
Italy — 0.1%
Intesa Sanpaolo SpA 7.00%, 11/21/2025 (c)	1,463	1,511
Telecom Italia Capital SA
6.38%, 11/15/2033	1,600	1,360
6.00%, 9/30/2034	4,901	3,932
7.72%, 6/4/2038	1,500	1,294
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.33%), 7.50%, 6/3/2026 (a) (d) (e) (f)	EUR 1,200	1,293
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (f)	200	176
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (a) (d) (e) (f)	EUR 202	173
		9,739
Japan — 0.2%
Mitsubishi UFJ Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.86%), 5.68%, 7/26/2023 (f)	504	505
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (f)	1,723	1,615
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.13%), 3.84%, 4/17/2026 (f)	932	906
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b) (f)	1,195	1,058
Mizuho Financial Group, Inc.
(SOFR + 1.25%), 1.24%, 7/10/2024 (f)	2,824	2,771
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026 (f)	1,140	1,060
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (f)	1,210	1,064
Nippon Life Insurance Co.
(USD Swap Semi 5 Year + 3.65%), 5.10%, 10/16/2044 (c) (f)	2,887	2,855
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 2.75%, 1/21/2051 (c) (f)	3,620	3,065
Sumitomo Life Insurance Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 3.38%, 4/15/2081 (c) (f)	2,620	2,305
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030	200	169
Toyota Industries Corp. 3.24%, 3/16/2023 (c)	1,363	1,359
Universal Entertainment Corp. 8.50%, 12/11/2024 (c)	824	773
		19,505
Kazakhstan — 0.0% ^
KazMunayGas National Co. JSC
5.75%, 4/19/2047 (a)	1,380	1,102
6.38%, 10/24/2048 (a)	1,040	889
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026 (a)	800	708
		2,699
Luxembourg — 0.2%
Altice Financing SA 5.75%, 8/15/2029 (c)	4,156	3,491
Altice France Holding SA 10.50%, 5/15/2027 (c)	5,019	4,310
FAGE International SA 5.63%, 8/15/2026 (c)	324	304
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (c)	15,696	14,252
		22,357

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Macau — 0.1%
Champion Path Holdings Ltd. 4.85%, 1/27/2028 (a)	700	607
Sands China Ltd. 5.90%, 8/8/2028 (i)	250	244
Studio City Finance Ltd.
6.00%, 7/15/2025 (a)	2,400	2,226
5.00%, 1/15/2029 (a)	550	442
Wynn Macau Ltd. 5.50%, 1/15/2026 (a)	1,900	1,776
		5,295
Malaysia — 0.0% ^
Gohl Capital Ltd. 4.25%, 1/24/2027 (a)	300	276
Mexico — 0.2%
Alfa SAB de CV 6.88%, 3/25/2044 (c)	712	725
Comision Federal de Electricidad 4.68%, 2/9/2051 (a)	300	211
Petroleos Mexicanos
4.63%, 9/21/2023	350	346
4.88%, 1/18/2024	350	346
4.25%, 1/15/2025 (b)	470	450
4.25%, 1/15/2025	550	526
6.88%, 10/16/2025 (b)	510	510
6.88%, 8/4/2026 (b)	1,605	1,562
6.49%, 1/23/2027	470	440
5.35%, 2/12/2028	1,900	1,653
6.50%, 1/23/2029	420	379
5.95%, 1/28/2031 (b)	550	439
5.95%, 1/28/2031	910	726
6.70%, 2/16/2032	1,767	1,462
10.00%, 2/7/2033 (c)	725	708
5.63%, 1/23/2046	1,999	1,267
6.75%, 9/21/2047	850	587
6.35%, 2/12/2048	500	326
7.69%, 1/23/2050	2,902	2,167
6.95%, 1/28/2060	2,100	1,437
		16,267
Morocco — 0.0% ^
OCP SA 6.88%, 4/25/2044 (a)	430	414
Netherlands — 0.4%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (d) (e) (f)	EUR 6,700	6,862
Cooperatieve Rabobank UA
4.38%, 8/4/2025	1,600	1,569
3.75%, 7/21/2026	694	663
(EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (d) (e) (f)	EUR 7,200	7,213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.98%, 12/15/2027 (c) (f)	2,400	2,133
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (d) (e) (f)	600	587
(SOFR + 1.64%), 3.87%, 3/28/2026 (f)	3,860	3,749
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f)	2,360	2,233

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — continued
3.95%, 3/29/2027	3,300	3,183
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (d) (e) (f)	5,500	4,463
Shell International Finance BV 2.75%, 4/6/2030	85	78
Trivium Packaging Finance BV
5.50%, 8/15/2026 (c) (i)	2,341	2,247
8.50%, 8/15/2027 (b) (c) (i)	2,181	2,098
UPC Broadband Finco BV 4.88%, 7/15/2031 (c)	470	413
		37,491
Norway — 0.1%
DNB Bank ASA
(SOFRINDX + 0.81%), 2.97%, 3/28/2025 (c) (f)	2,955	2,865
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (c) (f)	3,028	2,701
(SOFRINDX + 1.95%), 5.90%, 10/9/2026 (c) (f)	1,531	1,549
		7,115
Panama — 0.0% ^
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (c)	960	855
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (c)	384	275
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (c)	1,400	1,067
5.63%, 6/19/2047 (a)	600	402
		1,469
Philippines — 0.1%
Globe Telecom, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 4.20%, 8/2/2026 (a) (d) (e) (f)	1,700	1,561
Rizal Commercial Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.24%), 6.50%, 8/27/2025 (a) (d) (e) (f)	2,700	2,413
SMC Global Power Holdings Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.61%), 6.50%, 4/25/2024 (a) (d) (e) (f)	1,400	1,289
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.20%), 7.00%, 10/21/2025 (a) (d) (e) (f)	1,700	1,540
		6,803
Singapore — 0.0% ^
GLP Pte. Ltd.
3.88%, 6/4/2025 (a)	1,000	879
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.74%), 4.50%, 5/17/2026 (a) (d) (e) (f)	1,400	947
		1,826
South Africa — 0.0% ^
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	1,030	1,009
7.13%, 2/11/2025 (a)	1,150	1,097
		2,106
South Korea — 0.0% ^
Hana Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.41%), 3.50%, 10/19/2026 (c) (d) (e) (f)	500	435

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
South Korea — continued
Hanwha Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.85%), 3.38%, 2/4/2032 (a) (f)	600	528
Hyundai Motor Manufacturing Indonesia PT 1.75%, 5/6/2026 (a)	300	261
Kia Corp. 3.00%, 4/25/2023 (c)	200	199
Shinhan Bank Co. Ltd. 4.50%, 3/26/2028 (a)	350	330
Shinhan Financial Group Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.06%), 2.87%, 5/12/2026 (a) (d) (e) (f)	600	537
SK Hynix, Inc. 1.50%, 1/19/2026 (a)	250	219
Woori Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.25%, 10/4/2024 (a) (d) (e) (f)	250	239
		2,748
Spain — 0.3%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (a) (d) (e) (f)	EUR 2,000	2,149
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (d) (e) (f)	EUR 4,000	4,223
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (f)	6,600	6,636
Banco Santander SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (f)	6,400	6,267
3.50%, 3/24/2025	6,600	6,396
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (d) (e) (f)	2,200	1,909
5.29%, 8/18/2027	2,200	2,209
Telefonica Emisiones SA 4.67%, 3/6/2038	308	268
		30,057
Sweden — 0.1%
Skandinaviska Enskilda Banken AB 1.20%, 9/9/2026 (c)	2,385	2,101
Svenska Handelsbanken AB
0.55%, 6/11/2024 (c)	545	514
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (d) (e) (f)	3,200	2,740
		5,355
Switzerland — 0.4%
Cloverie plc for Zurich Insurance Co. Ltd. (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (f)	2,700	2,688
Credit Suisse AG
4.75%, 8/9/2024	3,250	3,185
3.63%, 9/9/2024	3,360	3,206
Credit Suisse Group AG
3.80%, 6/9/2023	2,945	2,912
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (c) (d) (e) (f)	7,542	6,619
(SOFR + 1.56%), 2.59%, 9/11/2025 (c) (f)	2,035	1,861
(SOFR + 0.98%), 1.31%, 2/2/2027 (c) (f)	250	207
(SOFR + 5.02%), 9.02%, 11/15/2033 (c) (f)	980	1,101
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (c) (d) (e) (f)	3,179	3,159
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (d) (e) (f)	8,000	8,058
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a) (d) (e) (f)	1,990	1,974
4.13%, 4/15/2026 (c)	2,170	2,120
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 4.49%, 5/12/2026 (c) (f)	735	724

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Switzerland — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), 5.12%, 7/29/2026 (a) (d) (e) (f)	1,577	1,494
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (c) (d) (e) (f)	5,225	4,697
		44,005
Thailand — 0.0% ^
Bangkok Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.73%), 5.00%, 9/23/2025 (a) (d) (e) (f)	1,600	1,538
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (a) (d) (e) (f)	2,700	2,479
Thaioil Treasury Center Co. Ltd.
4.88%, 1/23/2043 (a)	500	403
3.50%, 10/17/2049 (a)	300	192
TMBThanachart Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 12/2/2024 (a) (d) (e) (f)	200	189
		4,801
United Arab Emirates — 0.0% ^
Telford Offshore Ltd. 12.00% (PIK), 12/31/2164 (h)	1,736	1
United Kingdom — 1.4%
180 Medical, Inc. 3.88%, 10/15/2029 (c)	2,570	2,278
Barclays plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (f)	5,035	4,845
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (f)	4,340	4,253
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.02%), 6.37%, 12/15/2025 (a) (d) (e) (f)	GBP 400	462
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.05%), 7.32%, 11/2/2026 (f)	3,775	3,963
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.43%), 8.00%, 3/15/2029 (d) (e) (f)	2,796	2,808
BAT Capital Corp. 4.39%, 8/15/2037	232	191
BP Capital Markets plc
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 4.25%, 3/22/2027 (a) (d) (e) (f)	GBP 2,300	2,615
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR 7,400	7,119
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	8,914	8,323
British Telecommunications plc 4.50%, 12/4/2023	250	248
Centrica plc 4.00%, 10/16/2023 (c)	200	197
HSBC Holdings plc
(SOFR + 0.53%), 0.73%, 8/17/2024 (f)	6,545	6,370
(SOFR + 0.58%), 1.16%, 11/22/2024 (f)	5,225	5,038
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (f)	2,140	2,100
(SOFR + 0.71%), 0.98%, 5/24/2025 (f)	2,280	2,141
(SOFR + 1.54%), 1.64%, 4/18/2026 (f)	4,590	4,226
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028 (d) (e) (f)	5,250	5,082
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (a) (d) (e) (f)	EUR 330	321
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f)	3,820	3,238
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026 (b) (c)	1,410	1,294
Ithaca Energy North Sea plc 9.00%, 7/15/2026 (c)	991	973
Jaguar Land Rover Automotive plc 5.88%, 1/15/2028 (c)	1,216	1,034
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (f)	4,285	4,224
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (f)	3,180	3,114
4.65%, 3/24/2026	5,200	5,115
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.72%, 8/11/2026 (f)	2,920	2,879

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — continued
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024 (a) (d) (e) (f)	GBP 200	238
1.00%, 8/28/2025 (c)	2,365	2,126
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.63%), 5.75%, 6/20/2027 (a) (d) (e) (f)	GBP 4,470	5,078
NatWest Group plc
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (f)	1,474	1,467
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (d) (e) (f)	2,641	2,522
NatWest Markets plc 1.60%, 9/29/2026 (c)	2,312	2,046
Rolls-Royce plc 5.75%, 10/15/2027 (c)	1,232	1,198
Santander UK Group Holdings plc
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (f)	3,575	3,532
(SOFR + 0.79%), 1.09%, 3/15/2025 (f)	2,074	1,968
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (f)	250	224
(SOFR + 2.75%), 6.83%, 11/21/2026 (f)	4,100	4,244
(SOFR + 0.99%), 1.67%, 6/14/2027 (f)	2,470	2,168
(SOFR + 2.60%), 6.53%, 1/10/2029 (f)	1,270	1,325
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (c) (f)	1,455	1,451
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (c) (f)	3,655	3,497
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.10%), 7.78%, 11/16/2025 (b) (c) (f)	3,030	3,161
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026 (c) (f)	1,535	1,452
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 3.97%, 3/30/2026 (c) (f)	1,105	1,068
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.17%, 1/9/2027 (c) (f)	2,227	2,282
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (c) (f)	3,640	3,241
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.98%), 7.75%, 8/15/2027 (c) (d) (e) (f)	3,525	3,613
Virgin Media Finance plc 5.00%, 7/15/2030 (c)	635	533
Virgin Media Secured Finance plc 5.50%, 5/15/2029 (c)	4,125	3,827
Vmed O2 UK Financing I plc 4.75%, 7/15/2031 (c)	200	170
Vodafone Group plc
3.75%, 1/16/2024	468	462
5.00%, 5/30/2038	188	186
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	3,638	3,747
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	7,100	5,748
		147,025
United States — 24.3%
7-Eleven, Inc.
0.63%, 2/10/2023 (c)	1,076	1,075
1.80%, 2/10/2031 (c)	174	139
AbbVie, Inc.
3.20%, 11/21/2029	457	425
4.05%, 11/21/2039	166	150
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (b) (c)	1,014	1,024
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (c)	3,189	3,072
5.00%, 4/15/2029 (c)	2,490	2,328
ACCO Brands Corp. 4.25%, 3/15/2029 (c)	5,180	4,481
ACI Worldwide, Inc. 5.75%, 8/15/2026 (c)	4,030	3,980

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Activision Blizzard, Inc. 1.35%, 9/15/2030	292	237
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (c)	1,876	1,781
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	3,950	3,516
4.88%, 7/15/2032 (c)	6,428	5,736
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	1,137	1,058
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027 (c)	515	490
6.38%, 6/15/2030 (c)	466	463
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	60	57
AECOM 5.13%, 3/15/2027	469	461
Aetna, Inc. 3.88%, 8/15/2047	257	212
Air Lease Corp.
4.25%, 2/1/2024	1,922	1,904
0.70%, 2/15/2024	2,038	1,944
2.30%, 2/1/2025	1,530	1,439
3.75%, 6/1/2026	70	67
5.30%, 2/1/2028	1,597	1,594
Albertsons Cos., Inc.
3.25%, 3/15/2026 (c)	4,170	3,857
4.63%, 1/15/2027 (c)	7,872	7,463
5.88%, 2/15/2028 (c)	3,046	2,977
3.50%, 3/15/2029 (c)	5,593	4,824
4.88%, 2/15/2030 (c)	814	749
Alcoa Nederland Holding BV 5.50%, 12/15/2027 (c)	7,080	6,999
Alexandria Real Estate Equities, Inc., REIT
2.75%, 12/15/2029	80	70
2.95%, 3/15/2034	30	25
Alliance Resource Operating Partners LP 7.50%, 5/1/2025 (c)	407	404
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	1,836	1,768
9.75%, 7/15/2027 (c)	837	799
4.63%, 6/1/2028 (c)	3,840	3,307
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	3,367	3,193
5.88%, 6/1/2029 (b) (c)	7,583	7,301
3.75%, 1/30/2031 (c)	3,155	2,668
Ally Financial, Inc.
1.45%, 10/2/2023	2,155	2,104
5.75%, 11/20/2025 (b)	2,760	2,743
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (e) (f)	6,324	4,854
Altria Group, Inc. 4.80%, 2/14/2029	83	82
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (b) (c) (h)	2,941	1,466
AMC Networks, Inc. 4.25%, 2/15/2029	257	158
Ameren Corp. 3.50%, 1/15/2031	140	128
American Airlines, Inc.
5.50%, 4/20/2026 (c)	6,317	6,193

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.75%, 4/20/2029 (c)	5,785	5,595
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	3,979	3,730
6.50%, 4/1/2027 (b)	6,440	5,940
6.88%, 7/1/2028 (b)	1,909	1,737
5.00%, 10/1/2029 (b)	2,629	2,165
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	3,195	2,911
American Electric Power Co., Inc.
5.75%, 11/1/2027	30	31
5.95%, 11/1/2032	40	43
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (f)	5,173	4,437
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (f)	1,908	1,877
American Tower Corp., REIT
1.45%, 9/15/2026	100	89
1.50%, 1/31/2028	337	285
2.10%, 6/15/2030	125	102
American Transmission Systems, Inc. 2.65%, 1/15/2032 (c)	20	17
AmeriGas Partners LP
5.50%, 5/20/2025	5,428	5,265
5.88%, 8/20/2026	920	890
5.75%, 5/20/2027	1,024	965
Amgen, Inc. 2.00%, 1/15/2032	298	241
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	3,941	3,957
AMN Healthcare, Inc. 4.63%, 10/1/2027 (c)	858	796
ANGI Group LLC 3.88%, 8/15/2028 (c)	1,433	1,098
Antero Midstream Partners LP
7.88%, 5/15/2026 (c)	3,809	3,909
5.75%, 3/1/2027 (c)	450	436
5.75%, 1/15/2028 (c)	2,865	2,740
5.38%, 6/15/2029 (c)	4,107	3,814
Antero Resources Corp.
8.38%, 7/15/2026 (c)	2,242	2,353
7.63%, 2/1/2029 (c)	739	756
5.38%, 3/1/2030 (c)	1,327	1,237
APi Group DE, Inc.
4.13%, 7/15/2029 (c)	2,586	2,239
4.75%, 10/15/2029 (c)	2,037	1,816
APX Group, Inc. 5.75%, 7/15/2029 (c)	1,267	1,096
Aramark Services, Inc. 5.00%, 2/1/2028 (b) (c)	4,440	4,185
Arches Buyer, Inc.
4.25%, 6/1/2028 (c)	1,640	1,378
6.13%, 12/1/2028 (b) (c)	634	534
Archrock Partners LP
6.88%, 4/1/2027 (c)	1,327	1,300
6.25%, 4/1/2028 (c)	2,220	2,109
Arconic Corp.
6.00%, 5/15/2025 (b) (c)	2,269	2,246

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.13%, 2/15/2028 (c)	6,487	6,233
Arcosa, Inc. 4.38%, 4/15/2029 (c)	408	365
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (c)	1,737	1,732
Ardagh Packaging Finance plc
5.25%, 4/30/2025 (c)	479	468
4.13%, 8/15/2026 (c)	1,385	1,264
5.25%, 8/15/2027 (c)	4,869	3,987
5.25%, 8/15/2027 (b) (c)	4,916	4,026
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	412	372
4.63%, 11/15/2029 (c)	5,154	4,548
4.75%, 3/1/2030	385	337
5.00%, 2/15/2032 (c)	1,004	866
ASGN, Inc. 4.63%, 5/15/2028 (c)	638	582
AT&T, Inc.
Series B, (EURIBOR ICE Swap Rate 5 Year + 3.14%), 2.87%, 3/2/2025 (d) (e) (f)	EUR 700	700
2.25%, 2/1/2032	408	333
Athene Global Funding 0.95%, 1/8/2024 (c)	5,241	5,026
ATI, Inc.
5.88%, 12/1/2027 (b)	1,861	1,796
4.88%, 10/1/2029	1,655	1,515
5.13%, 10/1/2031	1,240	1,127
Audacy Capital Corp. 6.50%, 5/1/2027 (c)	4,439	732
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	6,316	5,953
Aviation Capital Group LLC 1.95%, 9/20/2026 (c)	210	182
Avient Corp. 7.13%, 8/1/2030 (c)	1,180	1,189
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	5,563	5,228
4.75%, 4/1/2028 (b) (c)	6,475	5,690
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b) (c)	4,423	4,180
3.38%, 2/15/2029 (c)	4,400	3,784
Baker Hughes Holdings LLC 3.14%, 11/7/2029	165	150
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (d) (e) (f)	7,517	7,512
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (d) (e) (f)	7,182	7,218
(SOFR + 0.74%), 0.81%, 10/24/2024 (f)	5,460	5,282
(SOFR + 0.67%), 1.84%, 2/4/2025 (f)	950	917
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (f)	5,025	4,928
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (f)	3,053	3,054
(SOFR + 0.91%), 0.98%, 9/25/2025 (f)	3,125	2,914
(SOFR + 0.65%), 1.53%, 12/6/2025 (f)	6,755	6,313
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (d) (e) (f)	6,595	6,672
(SOFR + 1.75%), 4.83%, 7/22/2026 (f)	1,040	1,037
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	2,375	2,384
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (e) (f)	1,305	1,184
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (f)	1,175	1,061

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (e) (f)	4,375	4,379
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	778	697
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (d) (e) (f)	6,976	6,680
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	320	265
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (f)	4,390	3,425
Bank of New York Mellon Corp. (The)
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (d) (e) (f)	7,637	7,079
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (f)	101	109
Bath & Body Works, Inc.
9.38%, 7/1/2025 (c)	148	158
7.50%, 6/15/2029 (b)	765	776
6.88%, 11/1/2035	932	849
6.75%, 7/1/2036	2,350	2,125
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (c)	4,676	3,477
8.50%, 1/31/2027 (c)	5,791	3,053
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (c)	12,096	10,288
9.00%, 12/15/2025 (c)	22,777	17,944
5.75%, 8/15/2027 (c)	965	654
5.00%, 1/30/2028 (c)	2,375	1,065
4.88%, 6/1/2028 (c)	4,647	2,987
5.00%, 2/15/2029 (c)	4,668	2,098
6.25%, 2/15/2029 (c)	2,065	949
5.25%, 1/30/2030 (c)	8,398	3,683
5.25%, 2/15/2031 (c)	3,262	1,476
Becton Dickinson and Co. 2.82%, 5/20/2030	356	317
BellRing Brands, Inc. 7.00%, 3/15/2030 (c)	541	537
Berry Global, Inc. 4.88%, 7/15/2026 (c)	3,500	3,409
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (c)	407	390
Big River Steel LLC 6.63%, 1/31/2029 (c)	1,672	1,640
Biogen, Inc. 2.25%, 5/1/2030	107	91
Black Knight InfoServ LLC 3.63%, 9/1/2028 (c)	1,742	1,550
Block, Inc. 3.50%, 6/1/2031 (b)	1,476	1,232
Blue Racer Midstream LLC
7.63%, 12/15/2025 (c)	1,522	1,546
6.63%, 7/15/2026 (c)	1,510	1,487
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (c)	308	273
Boise Cascade Co. 4.88%, 7/1/2030 (c)	852	766
Boston Properties LP, REIT 2.45%, 10/1/2033	160	122
Boyd Gaming Corp. 4.75%, 6/15/2031 (c)	983	885
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	3,600	3,262
BP Capital Markets America, Inc. 3.63%, 4/6/2030	176	168
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	289	267
Brink's Co. (The)
5.50%, 7/15/2025 (c)	1,890	1,862
4.63%, 10/15/2027 (c)	3,680	3,433

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Broadcom, Inc. 4.30%, 11/15/2032	145	134
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (c)	314	299
Buckeye Partners LP
4.13%, 3/1/2025 (c)	3,620	3,439
3.95%, 12/1/2026	200	183
4.50%, 3/1/2028 (c)	4,360	3,980
Builders FirstSource, Inc.
4.25%, 2/1/2032 (c)	2,893	2,489
6.38%, 6/15/2032 (c)	3,188	3,121
BWX Technologies, Inc.
4.13%, 6/30/2028 (c)	2,624	2,368
4.13%, 4/15/2029 (c)	4,624	4,139
Cable One, Inc. 4.00%, 11/15/2030 (b) (c)	1,284	1,059
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (c)	4,669	4,651
4.63%, 10/15/2029 (c)	2,330	1,992
California Resources Corp. 7.13%, 2/1/2026 (c)	6,640	6,462
Calpine Corp.
5.25%, 6/1/2026 (c)	2,480	2,399
4.63%, 2/1/2029 (c)	1,032	897
5.00%, 2/1/2031 (c)	1,292	1,107
Capital One Financial Corp.
3.90%, 1/29/2024	916	906
(SOFR + 0.69%), 1.34%, 12/6/2024 (f)	4,335	4,188
Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (e) (f)	7,699	6,682
Cargill, Inc. 1.38%, 7/23/2023 (c)	795	782
Carnival Corp.
10.50%, 2/1/2026 (c)	742	776
5.75%, 3/1/2027 (c)	4,524	3,755
4.00%, 8/1/2028 (c)	3,156	2,727
6.00%, 5/1/2029 (c)	1,073	848
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (c)	2,349	2,537
Carpenter Technology Corp.
6.38%, 7/15/2028	1,466	1,444
7.63%, 3/15/2030	870	893
Cars.com, Inc. 6.38%, 11/1/2028 (c)	407	377
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (c)	2,038	1,927
3.13%, 2/15/2029 (c)	940	778
CCO Holdings LLC
5.13%, 5/1/2027 (c)	25,876	24,661
5.00%, 2/1/2028 (c)	26,586	24,825
5.38%, 6/1/2029 (b) (c)	3,816	3,530
4.75%, 3/1/2030 (c)	15,846	13,846
4.25%, 2/1/2031 (c)	12,371	10,306
4.25%, 1/15/2034 (c)	4,630	3,609
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (c)	4,976	4,516

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CDW LLC 4.25%, 4/1/2028	7,836	7,276
Cedar Fair LP
5.50%, 5/1/2025 (c)	1,335	1,325
5.25%, 7/15/2029	1,700	1,558
Cengage Learning, Inc. 9.50%, 6/15/2024 (b) (c)	1,045	1,016
Centene Corp.
2.45%, 7/15/2028	2,560	2,218
4.63%, 12/15/2029	3,000	2,850
3.38%, 2/15/2030	5,040	4,431
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 5.28%, 3/2/2023 (f)	50	50
CenterPoint Energy, Inc. (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (d) (e) (f)	5,558	5,467
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,244
4.13%, 10/15/2030	3,294	2,801
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (d) (e) (f)	5,151	5,111
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (f)	11,623	9,999
Chart Industries, Inc.
7.50%, 1/1/2030 (c)	1,548	1,583
9.50%, 1/1/2031 (c)	536	559
Chemours Co. (The) 5.75%, 11/15/2028 (c)	5,852	5,333
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,057
4.00%, 3/1/2031	1,000	897
3.25%, 1/31/2032	170	142
Cheniere Energy, Inc. 4.63%, 10/15/2028	3,680	3,504
Chesapeake Energy Corp.
5.88%, 2/1/2029 (c)	575	551
6.75%, 4/15/2029 (c)	7,819	7,710
Chevron Corp. 2.24%, 5/11/2030	80	71
Chord Energy Corp. 6.38%, 6/1/2026 (c)	2,095	2,064
Churchill Downs, Inc. 4.75%, 1/15/2028 (c)	455	426
Ciena Corp. 4.00%, 1/31/2030 (c)	4,011	3,510
Cigna Corp.
(ICE LIBOR USD 3 Month + 0.89%), 5.68%, 7/15/2023 (f)	295	296
4.38%, 10/15/2028	387	384
Cinemark USA, Inc.
8.75%, 5/1/2025 (c)	1,000	1,018
5.25%, 7/15/2028 (b) (c)	1,995	1,635
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 8.87%, 4/30/2023 (d) (e) (f)	1,045	1,053
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (d) (e) (f)	8,555	8,416
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (e) (f)	9,490	9,063
(SOFR + 0.69%), 0.78%, 10/30/2024 (f)	6,575	6,357
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (e) (f)	2,596	2,372
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (f)	4,255	4,163
(SOFR + 0.67%), 0.98%, 5/1/2025 (b) (f)	4,420	4,186

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025 (b) (d) (e) (f)	7,163	6,981
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	5,409	5,004
(SOFR + 0.69%), 2.01%, 1/25/2026 (f)	2,245	2,112
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	8,855	8,084
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (f)	5,444	5,480
(SOFR + 1.55%), 5.61%, 9/29/2026 (f)	4,100	4,166
(SOFR + 0.77%), 1.46%, 6/9/2027 (f)	815	726
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	55	45
Citizens Bank NA
(ICE LIBOR USD 3 Month + 0.95%), 5.68%, 3/29/2023 (f)	250	250
(SOFR + 1.02%), 5.28%, 1/26/2026 (f)	446	446
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (d) (e) (f)	3,001	2,879
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (d) (e) (f)	2,029	1,944
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (d) (e) (f)	6,650	5,762
Civitas Resources, Inc. 5.00%, 10/15/2026 (c)	407	380
Clarios Global LP
6.75%, 5/15/2025 (c)	1,465	1,474
6.25%, 5/15/2026 (c)	3,370	3,348
8.50%, 5/15/2027 (c)	2,503	2,493
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	2,341	2,089
4.88%, 7/1/2029 (c)	2,718	2,392
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (c)	9,663	8,764
7.75%, 4/15/2028 (b) (c)	4,501	3,829
7.50%, 6/1/2029 (b) (c)	7,342	5,984
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (b) (c)	3,643	3,397
4.88%, 3/1/2031 (b) (c)	1,772	1,655
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (f)	5,080	4,620
CNX Midstream Partners LP 4.75%, 4/15/2030 (c)	828	701
CNX Resources Corp.
6.00%, 1/15/2029 (c)	1,670	1,533
7.38%, 1/15/2031 (b) (c)	2,096	2,038
Coeur Mining, Inc. 5.13%, 2/15/2029 (b) (c)	808	651
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (c)	1,140	1,055
Coherent Corp. 5.00%, 12/15/2029 (c)	6,119	5,557
Coinbase Global, Inc.
3.38%, 10/1/2028 (b) (c)	1,563	1,008
3.63%, 10/1/2031 (b) (c)	1,395	813
Comcast Corp.
4.15%, 10/15/2028	205	203
2.65%, 2/1/2030	240	215
5.50%, 11/15/2032	60	65
CommScope Technologies LLC 6.00%, 6/15/2025 (b) (c)	4,030	3,817

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CommScope, Inc.
6.00%, 3/1/2026 (c)	5,590	5,352
8.25%, 3/1/2027 (c)	12,705	10,806
4.75%, 9/1/2029 (c)	4,350	3,621
Community Health Systems, Inc.
8.00%, 3/15/2026 (c)	7,792	7,522
5.63%, 3/15/2027 (c)	2,288	2,025
6.00%, 1/15/2029 (c)	2,474	2,172
5.25%, 5/15/2030 (c)	4,153	3,351
4.75%, 2/15/2031 (c)	2,495	1,909
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	7,591	7,003
5.88%, 1/15/2030 (c)	2,312	1,983
Conduent Business Services LLC 6.00%, 11/1/2029 (c)	4,650	4,115
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (c)	844	790
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	478	461
Constellation Brands, Inc. 2.25%, 8/1/2031	333	275
Cooper-Standard Automotive, Inc.
4.50% (PIK), 3/31/2027 (c) (h)	12,534	12,996
10.63% (PIK), 5/15/2027 (c) (h)	7,311	4,577
Corebridge Financial, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (c) (f)	4,646	4,622
CoreCivic, Inc. 8.25%, 4/15/2026 (b)	4,488	4,589
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	1,395	1,109
Coty, Inc.
5.00%, 4/15/2026 (c)	3,928	3,761
6.50%, 4/15/2026 (b) (c)	960	946
4.75%, 1/15/2029 (c)	2,340	2,124
Cox Communications, Inc. 4.80%, 2/1/2035 (c)	190	176
Crescent Energy Finance LLC 9.25%, 2/15/2028 (c)	2,425	2,421
Crestwood Midstream Partners LP
5.75%, 4/1/2025	5,514	5,436
8.00%, 4/1/2029 (c)	4,797	4,869
7.38%, 2/1/2031 (c)	1,045	1,052
Crown Castle, Inc., REIT
3.65%, 9/1/2027	250	239
2.10%, 4/1/2031	170	139
CSC Holdings LLC
5.25%, 6/1/2024	1,239	1,213
5.38%, 2/1/2028 (c)	4,590	3,873
7.50%, 4/1/2028 (c)	2,460	1,799
6.50%, 2/1/2029 (c)	8,229	7,120
5.75%, 1/15/2030 (c)	2,112	1,331
4.50%, 11/15/2031 (c)	2,503	1,843
CSX Corp.
2.40%, 2/15/2030	75	66
4.10%, 11/15/2032	72	70
CTR Partnership LP, REIT 3.88%, 6/30/2028 (c)	561	502

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CVR Partners LP 6.13%, 6/15/2028 (c)	3,296	2,983
CVS Health Corp.
3.25%, 8/15/2029	85	78
2.13%, 9/15/2031	174	143
4.78%, 3/25/2038	255	244
Dana, Inc. 5.63%, 6/15/2028	3,421	3,222
DaVita, Inc.
4.63%, 6/1/2030 (c)	7,185	6,053
3.75%, 2/15/2031 (c)	6,036	4,693
Delek Logistics Partners LP 7.13%, 6/1/2028 (c)	647	593
Dell International LLC
4.90%, 10/1/2026	65	65
5.25%, 2/1/2028	388	391
Deluxe Corp. 8.00%, 6/1/2029 (c)	1,285	1,100
Diamond Sports Group LLC 5.38%, 8/15/2026 (c)	5,398	398
Directv Financing LLC 5.88%, 8/15/2027 (c)	4,278	3,875
Discover Financial Services 3.75%, 3/4/2025	1,100	1,068
Discovery Communications LLC 3.63%, 5/15/2030	190	167
DISH DBS Corp.
5.00%, 3/15/2023	12,636	12,612
5.88%, 11/15/2024	25,347	23,923
7.75%, 7/1/2026 (b)	11,106	9,020
5.25%, 12/1/2026 (c)	11,040	9,515
7.38%, 7/1/2028	573	411
5.75%, 12/1/2028 (c)	2,685	2,197
5.13%, 6/1/2029	977	621
DISH Network Corp. 11.75%, 11/15/2027 (b) (c)	10,185	10,584
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (d) (e) (f)	3,636	3,392
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (d) (e) (f)	5,175	4,632
Series C, 2.25%, 8/15/2031	54	45
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	2,736	2,054
DPL, Inc. 4.13%, 7/1/2025	1,136	1,082
DT Midstream, Inc.
4.13%, 6/15/2029 (c)	4,345	3,813
4.38%, 6/15/2031 (c)	1,547	1,353
Duke Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (f)	5,838	4,770
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	5,847	5,235
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	1,665	1,577
4.13%, 4/1/2029 (c)	3,762	3,278
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (d) (e) (f)	4,195	3,730
Elanco Animal Health, Inc. 6.40%, 8/28/2028 (i)	575	561
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	696	616
Elevance Health, Inc.
2.88%, 9/15/2029	190	172

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.10%, 10/15/2052	20	23
Embarq Corp. 8.00%, 6/1/2036	5,823	2,810
Embecta Corp. 5.00%, 2/15/2030 (b) (c)	50	41
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (c)	5,114	2,224
Enact Holdings, Inc. 6.50%, 8/15/2025 (c)	1,119	1,102
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	5,594	5,215
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,655
4.50%, 2/1/2028	2,760	2,576
4.75%, 2/1/2030	2,455	2,250
4.63%, 4/1/2031	3,400	2,993
Endo Dac
5.88%, 10/15/2024 (c) (i)	925	786
9.50%, 7/31/2027 (b) (c) (j)	3,857	588
6.00%, 6/30/2028 (c) (j)	2,563	154
Endo Luxembourg Finance Co. I Sarl 6.13%, 4/1/2029 (b) (c) (i)	2,045	1,605
Energizer Holdings, Inc.
6.50%, 12/31/2027 (c)	1,978	1,929
4.75%, 6/15/2028 (c)	4,970	4,448
4.38%, 3/31/2029 (c)	7,376	6,405
Energy Transfer LP 4.20%, 4/15/2027	115	111
EnLink Midstream LLC
5.38%, 6/1/2029	803	774
6.50%, 9/1/2030 (c)	1,213	1,236
EnLink Midstream Partners LP
4.85%, 7/15/2026	2,940	2,851
5.60%, 4/1/2044	522	437
Enova International, Inc.
8.50%, 9/1/2024 (c)	135	131
8.50%, 9/15/2025 (c)	500	476
EnPro Industries, Inc. 5.75%, 10/15/2026	407	398
Entegris Escrow Corp.
4.75%, 4/15/2029 (c)	4,993	4,680
5.95%, 6/15/2030 (c)	3,950	3,793
Entegris, Inc.
4.38%, 4/15/2028 (c)	2,091	1,892
3.63%, 5/1/2029 (b) (c)	2,929	2,498
Entergy Texas, Inc. 1.75%, 3/15/2031	200	162
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (f)	4,380	3,823
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	7,419	1,999
EOG Resources, Inc. 5.10%, 1/15/2036	180	179
EQM Midstream Partners LP
6.00%, 7/1/2025 (c)	797	785
7.50%, 6/1/2027 (c)	2,485	2,485
6.50%, 7/1/2027 (c)	2,350	2,308
4.50%, 1/15/2029 (c)	3,961	3,474
7.50%, 6/1/2030 (c)	1,990	1,987

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.75%, 1/15/2031 (c)	5,136	4,344
EQT Corp. 7.00%, 2/1/2030 (i)	1,165	1,239
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (c)	1,230	1,241
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (d) (e) (f)	786	762
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (j)	10,554	1
8.50%, 10/15/2024 ‡ (j)	16,148	2
9.75%, 7/15/2025 ‡ (j)	1,585	—
ESC GCBREGS EXIDE TECH 7.13%, 8/1/2026 (j)	5,505	413
Evergy, Inc. 2.90%, 9/15/2029	152	135
Exela Intermediate LLC 11.50%, 7/15/2026 (c)	3,525	409
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	799	742
Fertitta Entertainment LLC
4.63%, 1/15/2029 (c)	208	184
6.75%, 1/15/2030 (c)	1,015	842
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	200	164
Fifth Third Bancorp
3.65%, 1/25/2024	689	681
(SOFR + 0.69%), 1.71%, 11/1/2027 (f)	4,735	4,262
FirstEnergy Corp. Series A, 1.60%, 1/15/2026	51	46
Fiserv, Inc. 3.50%, 7/1/2029	193	180
Foot Locker, Inc. 4.00%, 10/1/2029 (c)	407	344
Ford Motor Credit Co. LLC
4.69%, 6/9/2025	9,424	9,153
5.13%, 6/16/2025	8,356	8,213
4.13%, 8/4/2025	4,042	3,860
3.38%, 11/13/2025	5,895	5,490
4.39%, 1/8/2026	5,775	5,543
6.95%, 3/6/2026	1,712	1,751
4.54%, 8/1/2026	2,252	2,138
2.70%, 8/10/2026	2,249	2,007
4.27%, 1/9/2027	8,843	8,265
3.82%, 11/2/2027	1,935	1,746
2.90%, 2/16/2028	1,455	1,251
2.90%, 2/10/2029	880	734
4.00%, 11/13/2030	3,174	2,771
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	1,840	1,757
5.00%, 5/1/2028 (c)	9,285	8,441
6.75%, 5/1/2029 (c)	1,289	1,105
8.75%, 5/15/2030 (c)	401	416
Gannett Holdings LLC 6.00%, 11/1/2026 (c)	1,624	1,256
Gap, Inc. (The) 3.63%, 10/1/2029 (c)	2,435	1,869
Gartner, Inc.
4.50%, 7/1/2028 (c)	2,565	2,437
3.63%, 6/15/2029 (c)	2,138	1,920

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.75%, 10/1/2030 (c)	680	603
GCI LLC 4.75%, 10/15/2028 (c)	9,465	8,334
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 8.10%, 3/15/2023 (d) (e) (f)	4,420	4,405
General Motors Financial Co., Inc. 4.30%, 4/6/2029	70	65
Genesis Energy LP
6.50%, 10/1/2025	180	177
6.25%, 5/15/2026	1,933	1,847
8.00%, 1/15/2027	1,243	1,227
7.75%, 2/1/2028	3,411	3,296
8.88%, 4/15/2030	2,135	2,170
GEO Group, Inc. (The) 10.50%, 6/30/2028	2,281	2,333
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (c)	442	420
Gilead Sciences, Inc. 1.65%, 10/1/2030	491	405
Glatfelter Corp. 4.75%, 11/15/2029 (c)	2,320	1,624
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (c)	3,370	2,763
7.50%, 4/15/2032 (c)	2,580	2,193
Global Medical Response, Inc. 6.50%, 10/1/2025 (c)	2,285	1,607
Global Net Lease, Inc., REIT 3.75%, 12/15/2027 (c)	500	423
Global Payments, Inc.
3.20%, 8/15/2029	195	173
2.90%, 11/15/2031	55	46
Go Daddy Operating Co. LLC 3.50%, 3/1/2029 (c)	1,280	1,107
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 5.53%, 3/2/2023 (d) (e) (f)	2,351	1,878
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 5.44%, 2/23/2023 (f)	100	100
1.22%, 12/6/2023	848	822
(SOFR + 0.51%), 0.66%, 9/10/2024 (f)	3,585	3,479
(SOFR + 0.49%), 0.92%, 10/21/2024 (f)	5,470	5,284
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (d) (e) (f)	1,733	1,571
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (f)	931	893
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	6,520	5,708
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (e) (f)	1,718	1,494
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (d) (e) (f)	2,755	2,710
(SOFR + 0.82%), 1.54%, 9/10/2027 (b) (f)	2,103	1,857
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	85	76
(SOFR + 1.11%), 2.64%, 2/24/2028 (f)	70	64
(SOFR + 1.85%), 3.62%, 3/15/2028 (f)	4,450	4,238
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	75	62
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 (b)	3,018	2,920
5.00%, 7/15/2029 (b)	2,742	2,415
5.25%, 7/15/2031	999	844
GrafTech Finance, Inc. 4.63%, 12/15/2028 (c)	1,267	1,080
Graham Holdings Co. 5.75%, 6/1/2026 (c)	450	444
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (c)	676	591
Gray Escrow II, Inc. 5.38%, 11/15/2031 (c)	2,161	1,662

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Gray Television, Inc.
5.88%, 7/15/2026 (b) (c)	1,932	1,770
7.00%, 5/15/2027 (b) (c)	5,595	5,090
4.75%, 10/15/2030 (c)	2,800	2,065
Griffon Corp. 5.75%, 3/1/2028	3,195	3,024
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (c)	870	765
Gulfport Energy Corp.
8.00%, 5/17/2026	703	697
8.00%, 5/17/2026 (c)	3,215	3,186
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 (j)	745	—
6.00%, 10/15/2024 (j)	4,620	3
6.38%, 5/15/2025 (j)	1,458	1
6.38%, 1/15/2026 (j)	4,130	3
GYP Holdings III Corp. 4.63%, 5/1/2029 (c)	356	300
Hanesbrands, Inc. 4.88%, 5/15/2026 (b) (c)	920	857
Harsco Corp. 5.75%, 7/31/2027 (c)	757	641
HCA, Inc.
5.88%, 2/15/2026	9,150	9,314
3.50%, 9/1/2030	5,926	5,312
2.38%, 7/15/2031	329	267
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (c)	333	312
Herc Holdings, Inc. 5.50%, 7/15/2027 (b) (c)	5,623	5,384
Hertz Corp. (The)
6.25%, 10/15/2022 (j)	1,106	22
5.50%, 10/15/2024 (j)	11,828	237
4.63%, 12/1/2026 (c)	3,103	2,762
6.00%, 1/15/2028 (j)	5,450	409
5.00%, 12/1/2029 (c)	3,787	3,096
Hess Midstream Operations LP
5.63%, 2/15/2026 (c)	3,775	3,738
4.25%, 2/15/2030 (c)	2,498	2,188
Hilcorp Energy I LP
6.25%, 11/1/2028 (c)	590	567
6.00%, 4/15/2030 (c)	1,506	1,400
6.25%, 4/15/2032 (c)	1,255	1,158
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028 (c)	2,857	2,835
3.75%, 5/1/2029 (c)	1,520	1,350
4.88%, 1/15/2030	1,353	1,275
4.00%, 5/1/2031 (c)	910	789
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	3,864	3,741
HLF Financing SARL LLC 4.88%, 6/1/2029 (c)	1,000	731
Holly Energy Partners LP
6.38%, 4/15/2027 (c)	1,720	1,701
5.00%, 2/1/2028 (c)	1,435	1,336
Hologic, Inc. 3.25%, 2/15/2029 (c)	5,148	4,529

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Honeywell International, Inc. 5.00%, 2/15/2033	65	68
Howmet Aerospace, Inc.
5.90%, 2/1/2027	4,185	4,258
6.75%, 1/15/2028	145	152
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	4,159	4,022
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (d) (e) (f)	3,742	3,646
Huntington National Bank (The) (SOFR + 1.22%), 5.70%, 11/18/2025 (f)	1,040	1,052
Hyundai Capital America
0.80%, 4/3/2023 (c)	80	79
5.75%, 4/6/2023 (c)	631	631
1.65%, 9/17/2026 (c)	165	146
2.10%, 9/15/2028 (c)	83	70
IAA, Inc. 5.50%, 6/15/2027 (c)	450	452
Icahn Enterprises LP 4.38%, 2/1/2029	1,248	1,087
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,680	2,561
8.38%, 5/1/2027 (b)	6,018	5,394
5.25%, 8/15/2027 (b) (c)	6,817	6,105
ILFC E-Capital Trust I 6.29%, 12/21/2065 (c) (k)	7,148	4,593
ILFC E-Capital Trust II 6.54%, 12/21/2065 (c) (k)	2,205	1,464
Imola Merger Corp. 4.75%, 5/15/2029 (c)	8,771	7,631
Ingevity Corp. 3.88%, 11/1/2028 (c)	145	127
Ingles Markets, Inc. 4.00%, 6/15/2031 (c)	356	307
Installed Building Products, Inc. 5.75%, 2/1/2028 (c)	306	281
Intel Corp. 2.00%, 8/12/2031 (b)	64	52
International Game Technology plc 6.50%, 2/15/2025 (c)	2,608	2,635
IQVIA, Inc.
5.00%, 10/15/2026 (c)	3,636	3,545
5.00%, 5/15/2027 (c)	2,390	2,319
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (c)	3,456	3,254
5.25%, 3/15/2028 (c)	1,853	1,762
4.50%, 2/15/2031 (c)	1,970	1,688
ITC Holdings Corp. 2.95%, 5/14/2030 (c)	155	136
James Hardie International Finance DAC 5.00%, 1/15/2028 (c)	672	638
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	1,631	1,611
JELD-WEN, Inc.
6.25%, 5/15/2025 (c)	1,197	1,147
4.63%, 12/15/2025 (c)	2,505	2,217
4.88%, 12/15/2027 (c)	3,250	2,656
John Deere Capital Corp. 4.35%, 9/15/2032	60	60
Kaiser Aluminum Corp. 4.50%, 6/1/2031 (c)	2,065	1,746
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,545	1,298
5.00%, 3/1/2031	1,543	1,259
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	253	229
KeyBank NA (SOFRINDX + 0.32%), 0.43%, 6/14/2024 (f)	5,095	4,992

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (f)	15	15
KFC Holding Co. 4.75%, 6/1/2027 (c)	508	493
Kilroy Realty LP, REIT
3.45%, 12/15/2024	790	763
4.75%, 12/15/2028	1,275	1,189
Kimco Realty OP LLC, REIT 2.25%, 12/1/2031	46	37
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	1,761	1,673
KLA Corp. 4.65%, 7/15/2032	20	20
Kontoor Brands, Inc. 4.13%, 11/15/2029 (c)	410	355
Korn Ferry 4.63%, 12/15/2027 (c)	450	423
Kraft Heinz Foods Co. 3.75%, 4/1/2030	155	147
Kroger Co. (The) 1.70%, 1/15/2031 (b)	176	140
L3Harris Technologies, Inc. 1.80%, 1/15/2031	185	149
LABL, Inc.
6.75%, 7/15/2026 (c)	5,300	5,138
10.50%, 7/15/2027 (c)	914	869
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030 (c)	6,406	5,773
4.38%, 1/31/2032 (c)	1,288	1,153
Lear Corp. 2.60%, 1/15/2032	25	20
Level 3 Financing, Inc.
4.63%, 9/15/2027 (c)	4,277	3,623
3.63%, 1/15/2029 (c)	1,294	963
LGI Homes, Inc. 4.00%, 7/15/2029 (b) (c)	305	247
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	1,127
Lithia Motors, Inc. 4.38%, 1/15/2031 (c)	1,349	1,149
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (c)	2,350	2,282
5.63%, 3/15/2026 (c)	5,302	5,144
6.50%, 5/15/2027 (c)	7,000	7,039
4.75%, 10/15/2027 (b) (c)	5,520	5,106
3.75%, 1/15/2028 (c)	1,403	1,248
Lockheed Martin Corp.
5.10%, 11/15/2027	116	120
5.25%, 1/15/2033	63	67
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	520	450
Lowe's Cos., Inc.
1.70%, 9/15/2028	75	65
2.63%, 4/1/2031	166	143
LPL Holdings, Inc.
4.63%, 11/15/2027 (b) (c)	1,180	1,123
4.00%, 3/15/2029 (c)	926	829
Lumen Technologies, Inc.
5.13%, 12/15/2026 (b) (c)	15,795	13,505
4.00%, 2/15/2027 (c)	5,660	4,773
Series G, 6.88%, 1/15/2028 (b)	799	647
4.50%, 1/15/2029 (c)	1,640	1,103

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.38%, 6/15/2029 (b) (c)	4,316	2,990
Series P, 7.60%, 9/15/2039 (b)	709	478
Series U, 7.65%, 3/15/2042	772	513
M/I Homes, Inc. 3.95%, 2/15/2030	853	718
Macy's Retail Holdings LLC 5.88%, 3/15/2030 (c)	100	91
Madison IAQ LLC
4.13%, 6/30/2028 (c)	690	607
5.88%, 6/30/2029 (c)	4,079	3,236
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026 (c)	500	484
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (c)	8,610	7,615
10.00%, 6/15/2029 (b) (c)	2,037	1,166
Manufacturers & Traders Trust Co.
5.40%, 11/21/2025	2,000	2,034
4.65%, 1/27/2026	471	470
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	36	32
4.50%, 6/15/2029 (c)	656	571
Masonite International Corp. 5.38%, 2/1/2028 (c)	1,582	1,481
MasTec, Inc.
4.50%, 8/15/2028 (b) (c)	5,891	5,461
6.63%, 8/15/2029 (c)	305	277
Mattel, Inc. 5.88%, 12/15/2027 (c)	954	952
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (c)	6,000	5,996
7.25%, 4/15/2025 (c)	2,610	2,548
7.88%, 8/15/2026 (c) (g)	13,235	13,351
McAfee Corp. 7.38%, 2/15/2030 (c)	864	718
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	3,780	3,321
MDC Holdings, Inc. 2.50%, 1/15/2031	190	145
Medline Borrower LP
3.88%, 4/1/2029 (c)	6,964	5,954
5.25%, 10/1/2029 (b) (c)	4,000	3,349
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 5.31%, 3/2/2023 (d) (e) (f)	2,027	1,744
Meritage Homes Corp. 3.88%, 4/15/2029 (c)	1,226	1,087
MetLife Capital Trust IV 7.88%, 12/15/2037 (c)	7,703	8,473
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (d) (e) (f)	7,815	7,438
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (d) (e) (f)	3,062	3,039
5.00%, 7/15/2052	30	30
MGIC Investment Corp. 5.25%, 8/15/2028	1,176	1,109
MGM Resorts International
6.00%, 3/15/2023	6,330	6,327
5.75%, 6/15/2025	6,382	6,301
4.63%, 9/1/2026	2,640	2,487
Midcontinent Communications 5.38%, 8/15/2027 (b) (c)	2,488	2,344
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (c)	714	625

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (c)	4,010	4,051
Minerals Technologies, Inc. 5.00%, 7/1/2028 (c)	265	242
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	1,208	1,004
Molina Healthcare, Inc.
4.38%, 6/15/2028 (c)	1,150	1,062
3.88%, 5/15/2032 (c)	50	42
Mondelez International, Inc. 1.50%, 2/4/2031	174	139
Moog, Inc. 4.25%, 12/15/2027 (c)	630	584
Morgan Stanley
(SOFR + 0.46%), 4.76%, 1/25/2024 (f)	3,184	3,181
(SOFR + 0.62%), 0.73%, 4/5/2024 (f)	2,500	2,478
(SOFR + 0.51%), 0.79%, 1/22/2025 (b) (f)	4,460	4,255
(SOFR + 1.15%), 2.72%, 7/22/2025 (f)	5,160	4,982
(SOFR + 0.56%), 1.16%, 10/21/2025 (f)	2,275	2,120
(SOFR + 0.94%), 2.63%, 2/18/2026 (f)	6,615	6,286
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (d) (e) (f)	2,945	2,952
(SOFR + 1.30%), 5.05%, 1/28/2027 (f)	2,540	2,549
(SOFR + 0.86%), 1.51%, 7/20/2027 (f)	182	162
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	90	87
(SOFR + 1.02%), 1.93%, 4/28/2032 (f)	80	64
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	80	66
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	2,120	2,166
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	25	20
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026 (c)	1,041	961
10.50%, 5/15/2027 (c)	118	114
MPLX LP 4.50%, 4/15/2038	141	128
MSCI, Inc. 4.00%, 11/15/2029 (c)	1,206	1,097
Mueller Water Products, Inc. 4.00%, 6/15/2029 (c)	1,224	1,086
Murphy Oil Corp. 5.88%, 12/1/2027	445	435
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (c)	1,306	1,093
Nabors Industries Ltd. 7.25%, 1/15/2026 (c)	806	784
Nabors Industries, Inc. 5.75%, 2/1/2025	3,645	3,534
National CineMedia LLC 5.88%, 4/15/2028 (c)	1,130	316
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (f)	3,053	2,847
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (c)	410	380
5.50%, 8/15/2028 (c)	3,509	3,066
5.13%, 12/15/2030 (b) (c)	2,100	1,701
5.75%, 11/15/2031 (c)	4,085	3,288
NCR Corp.
5.75%, 9/1/2027 (c)	6,319	6,132
5.13%, 4/15/2029 (c)	4,139	3,605
6.13%, 9/1/2029 (c)	5,370	5,316
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,187	1,066
Netflix, Inc.
3.63%, 6/15/2025 (c)	50	48

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.88%, 4/15/2028	140	139
4.88%, 6/15/2030 (b) (c)	1,064	1,051
New Albertsons LP
7.75%, 6/15/2026	1,535	1,558
6.63%, 6/1/2028	613	600
7.45%, 8/1/2029	392	400
8.00%, 5/1/2031	2,108	2,192
Newell Brands, Inc.
4.45%, 4/1/2026 (i)	6,480	6,156
6.38%, 9/15/2027	688	692
6.63%, 9/15/2029 (b)	748	756
News Corp.
3.88%, 5/15/2029 (c)	4,150	3,713
5.13%, 2/15/2032 (c)	2,090	1,968
Nexstar Media, Inc. 5.63%, 7/15/2027 (c)	16,075	15,313
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	35	36
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (f)	4,282	4,086
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (f)	1,933	1,689
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	1,811	1,769
4.25%, 9/15/2024 (c)	57	53
4.50%, 9/15/2027 (c)	906	853
NGL Energy Operating LLC 7.50%, 2/1/2026 (c)	2,082	1,977
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (d) (e) (f)	6,587	6,390
1.70%, 2/15/2031	190	151
Nissan Motor Acceptance Co. LLC 2.45%, 9/15/2028 (c)	122	99
NMG Holding Co., Inc. 7.13%, 4/1/2026 (c)	7,610	7,267
NMI Holdings, Inc. 7.38%, 6/1/2025 (c)	411	416
Nordstrom, Inc. 4.38%, 4/1/2030	329	264
Norfolk Southern Corp. 2.30%, 5/15/2031	132	112
Northern Oil and Gas, Inc. 8.13%, 3/1/2028 (c)	1,099	1,095
Novelis Corp.
3.25%, 11/15/2026 (c)	2,363	2,139
4.75%, 1/30/2030 (c)	4,325	3,914
NRG Energy, Inc.
6.63%, 1/15/2027	2,341	2,330
5.75%, 1/15/2028	644	617
3.38%, 2/15/2029 (c)	1,950	1,612
5.25%, 6/15/2029 (c)	2,927	2,642
3.63%, 2/15/2031 (c)	1,678	1,329
3.88%, 2/15/2032 (c)	3,002	2,337
NuStar Logistics LP
6.00%, 6/1/2026	2,167	2,122
5.63%, 4/28/2027	2,785	2,673
6.38%, 10/1/2030	1,865	1,796

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Occidental Petroleum Corp.
8.50%, 7/15/2027	5,764	6,376
8.88%, 7/15/2030	6,131	7,219
6.13%, 1/1/2031	3,661	3,821
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	2,751	2,510
Oncor Electric Delivery Co. LLC 4.55%, 9/15/2032	50	50
OneMain Finance Corp.
6.88%, 3/15/2025	1,065	1,062
7.13%, 3/15/2026	4,177	4,150
3.50%, 1/15/2027	1,167	1,015
6.63%, 1/15/2028	3,858	3,759
4.00%, 9/15/2030	1,420	1,132
Option Care Health, Inc. 4.38%, 10/31/2029 (c)	343	296
Oracle Corp. 3.80%, 11/15/2037	279	234
O'Reilly Automotive, Inc. 4.70%, 6/15/2032	30	30
Organon & Co.
4.13%, 4/30/2028 (c)	7,248	6,555
5.13%, 4/30/2031 (c)	2,600	2,347
Outfront Media Capital LLC 5.00%, 8/15/2027 (c)	1,527	1,405
Owens & Minor, Inc.
4.50%, 3/31/2029 (b) (c)	3,412	2,779
6.63%, 4/1/2030 (c)	3,294	2,913
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025 (c)	1,084	1,063
6.63%, 5/13/2027 (c)	2,168	2,126
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	4,412	3,960
Papa John's International, Inc. 3.88%, 9/15/2029 (c)	407	350
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c) (i)	6,648	5,202
Paramount Global
4.20%, 5/19/2032 (b)	145	124
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	10,569	9,155
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (f)	7,550	6,587
PennyMac Financial Services, Inc.
4.25%, 2/15/2029 (c)	480	394
5.75%, 9/15/2031 (c)	525	441
Penske Truck Leasing Co. LP 2.70%, 3/14/2023 (c)	1,000	998
Performance Food Group, Inc.
6.88%, 5/1/2025 (c)	400	403
5.50%, 10/15/2027 (c)	1,840	1,771
4.25%, 8/1/2029 (c)	7,107	6,341
PetSmart, Inc.
4.75%, 2/15/2028 (c)	4,746	4,390
7.75%, 2/15/2029 (c)	1,726	1,696
PG&E Corp. 5.00%, 7/1/2028	5,444	5,101
PGT Innovations, Inc. 4.38%, 10/1/2029 (c)	2,099	1,811
Philip Morris International, Inc. 3.38%, 8/15/2029	195	181
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (c)	10,815	5,407

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Physicians Realty LP, REIT
3.95%, 1/15/2028	60	56
2.63%, 11/1/2031	20	17
Pike Corp. 5.50%, 9/1/2028 (c)	2,448	2,161
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	50	41
PM General Purchaser LLC 9.50%, 10/1/2028 (c)	2,542	1,945
PNC Financial Services Group, Inc. (The)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (d) (e) (f)	5,972	5,878
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	7,215	6,151
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (d) (e) (f)	6,445	6,447
(SOFR + 1.62%), 5.35%, 12/2/2028 (f)	980	1,009
Post Holdings, Inc.
5.75%, 3/1/2027 (c)	517	509
5.63%, 1/15/2028 (c)	4,858	4,676
5.50%, 12/15/2029 (c)	6,641	6,159
4.63%, 4/15/2030 (c)	2,850	2,508
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 7.39%, 3/30/2067 (f)	10,991	9,647
PRA Group, Inc. 5.00%, 10/1/2029 (c)	450	386
Presidio Holdings, Inc. 4.88%, 2/1/2027 (c)	2,415	2,245
Prestige Brands, Inc.
5.13%, 1/15/2028 (c)	900	860
3.75%, 4/1/2031 (c)	1,268	1,077
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	8,917	8,739
3.38%, 8/31/2027 (c)	1,826	1,620
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (e) (f)	7,704	7,588
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.12%, 3/1/2052 (f)	3,685	3,438
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (f)	3,040	3,033
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	158	131
Public Service Enterprise Group, Inc. 0.84%, 11/8/2023	477	461
QUALCOMM, Inc. 5.40%, 5/20/2033	65	70
Qwest Corp. 7.25%, 9/15/2025	325	325
Rain CII Carbon LLC 7.25%, 4/1/2025 (c)	2,380	2,238
Range Resources Corp.
4.88%, 5/15/2025	3,205	3,092
8.25%, 1/15/2029	3,652	3,754
4.75%, 2/15/2030 (b) (c)	1,227	1,099
Raytheon Technologies Corp. 1.90%, 9/1/2031	329	268
Realogy Group LLC
5.75%, 1/15/2029 (c)	189	147
5.25%, 4/15/2030 (b) (c)	5,298	3,973
Regal Rexnord Corp.
6.05%, 4/15/2028 (c)	4,300	4,365
6.30%, 2/15/2030 (b) (c)	1,822	1,858
6.40%, 4/15/2033 (c)	2,552	2,617
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	385	311

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Rent-A-Center, Inc. 6.38%, 2/15/2029 (b) (c)	522	444
RHP Hotel Properties LP, REIT
4.75%, 10/15/2027	8,460	7,924
4.50%, 2/15/2029 (c)	2,463	2,189
Rite Aid Corp.
7.50%, 7/1/2025 (c)	3,803	2,485
8.00%, 11/15/2026 (c)	8,786	4,898
ROCC Holdings LLC 9.25%, 8/15/2026 (c)	442	448
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	2,614	2,331
3.63%, 3/1/2029 (c)	2,888	2,437
4.00%, 10/15/2033 (c)	446	354
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (c)	1,170	1,041
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (c)	4,466	4,795
11.63%, 8/15/2027 (b) (c)	5,792	6,146
8.25%, 1/15/2029 (c)	3,455	3,610
9.25%, 1/15/2029 (b) (c)	3,465	3,655
Royalty Pharma plc 2.15%, 9/2/2031	86	68
RP Escrow Issuer LLC 5.25%, 12/15/2025 (c)	1,777	1,450
RR Donnelley & Sons Co. 8.25%, 7/1/2027	450	399
S&P Global, Inc. 2.90%, 3/1/2032 (c)	130	115
Sabre GLBL, Inc.
9.25%, 4/15/2025 (c)	1,312	1,346
7.38%, 9/1/2025 (c)	2,635	2,585
SBA Communications Corp., REIT 3.13%, 2/1/2029	960	813
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026 (b)	2,180	2,139
4.50%, 10/15/2029 (b)	2,857	2,464
4.00%, 4/1/2031 (b)	2,754	2,231
4.38%, 2/1/2032	3,297	2,687
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (b) (c)	1,315	1,061
Scripps Escrow, Inc. 5.88%, 7/15/2027 (c)	1,565	1,397
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (e) (f)	8,040	7,718
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (f)	6,007	5,258
Sensata Technologies BV
5.00%, 10/1/2025 (c)	162	160
4.00%, 4/15/2029 (c)	5,075	4,555
5.88%, 9/1/2030 (c)	1,870	1,835
Sensata Technologies, Inc. 3.75%, 2/15/2031 (c)	808	686
Service Corp. International
7.50%, 4/1/2027	2,735	2,844
4.63%, 12/15/2027	825	784
5.13%, 6/1/2029	1,315	1,259
3.38%, 8/15/2030	2,980	2,504
4.00%, 5/15/2031	802	701

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Service Properties Trust, REIT 4.95%, 10/1/2029	481	361
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	300	287
Simon Property Group LP, REIT 3.75%, 2/1/2024	542	535
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (b) (c)	2,890	2,554
5.50%, 3/1/2030 (b) (c)	1,365	1,089
4.13%, 12/1/2030 (c)	2,515	1,999
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (c)	17,425	16,488
4.00%, 7/15/2028 (c)	2,760	2,457
5.50%, 7/1/2029 (c)	5,450	5,107
4.13%, 7/1/2030 (c)	630	540
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (c)	2,561	2,507
5.50%, 4/15/2027 (b) (c)	5,000	4,713
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (c)	700	708
SM Energy Co.
5.63%, 6/1/2025	3,980	3,900
6.75%, 9/15/2026	1,038	1,022
6.50%, 7/15/2028	1,006	957
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b) (c)	2,591	2,153
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 8.64%, 3/2/2023 (d) (e) (f)	2,040	2,014
Southern Co. Gas Capital Corp.
Series 20-A, 1.75%, 1/15/2031	60	48
5.15%, 9/15/2032	20	20
Southwestern Energy Co.
7.75%, 10/1/2027	1,705	1,778
5.38%, 3/15/2030	4,039	3,761
4.75%, 2/1/2032	848	748
Spectrum Brands, Inc.
5.75%, 7/15/2025	91	90
5.00%, 10/1/2029 (c)	2,486	2,191
5.50%, 7/15/2030 (c)	5,413	4,917
3.88%, 3/15/2031 (c)	3,061	2,468
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (c)	3,810	3,823
9.38%, 11/30/2029 (c)	2,380	2,587
Sprint Capital Corp. 8.75%, 3/15/2032	12,604	15,566
Sprint LLC
7.88%, 9/15/2023	10,601	10,759
7.63%, 2/15/2025	17,319	17,976
SRS Distribution, Inc. 4.63%, 7/1/2028 (c)	5,060	4,623
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	7,463	7,177
Stagwell Global LLC 5.63%, 8/15/2029 (c)	4,431	3,883
Standard Industries, Inc.
5.00%, 2/15/2027 (c)	1,517	1,438
4.75%, 1/15/2028 (c)	6,440	6,035

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.38%, 7/15/2030 (c)	205	175
3.38%, 1/15/2031 (c)	1,298	1,031
Staples, Inc.
7.50%, 4/15/2026 (c)	13,493	11,989
10.75%, 4/15/2027 (c)	6,179	4,681
State Street Corp.
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (d) (e) (f)	4,393	4,229
(SOFR + 0.60%), 4.86%, 1/26/2026 (f)	700	703
(SOFR + 0.73%), 2.20%, 2/7/2028 (f)	290	266
Station Casinos LLC 4.50%, 2/15/2028 (c)	4,874	4,388
Stericycle, Inc. 3.88%, 1/15/2029 (c)	1,821	1,616
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (c)	1,940	1,969
StoneX Group, Inc. 8.63%, 6/15/2025 (c)	123	124
Summit Materials LLC 5.25%, 1/15/2029 (c)	872	819
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (c)	1,984	1,932
Sunoco LP
5.88%, 3/15/2028	423	415
4.50%, 5/15/2029	2,560	2,316
4.50%, 4/30/2030	3,902	3,476
SVB Financial Group
3.50%, 1/29/2025 (b)	1,075	1,043
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (d) (e) (f)	10,358	8,293
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026 (d) (e) (f)	2,300	1,836
Sylvamo Corp. 7.00%, 9/1/2029 (c)	522	499
Synaptics, Inc. 4.00%, 6/15/2029 (c)	1,584	1,372
Syneos Health, Inc. 3.63%, 1/15/2029 (c)	911	737
Sysco Corp.
3.25%, 7/15/2027	265	251
2.40%, 2/15/2030	186	161
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	100	96
4.00%, 4/14/2032	30	28
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (c)	7,011	7,097
5.50%, 1/15/2028 (c)	650	599
6.00%, 12/31/2030 (c)	1,703	1,551
6.00%, 9/1/2031 (c)	4,277	3,849
Targa Resources Partners LP
6.50%, 7/15/2027	7,393	7,567
6.88%, 1/15/2029	1,906	1,957
Target Corp. 4.50%, 9/15/2032	70	71
TEGNA, Inc.
4.75%, 3/15/2026 (c)	541	525
4.63%, 3/15/2028	582	546
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (c)	7,191	6,281
3.88%, 10/15/2031 (c)	2,925	2,410

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Tenet Healthcare Corp.
4.88%, 1/1/2026	22,644	22,055
6.25%, 2/1/2027 (c)	17,904	17,501
4.25%, 6/1/2029	3,354	2,986
6.13%, 6/15/2030 (c)	3,724	3,615
Terex Corp. 5.00%, 5/15/2029 (c)	5,609	5,237
Thor Industries, Inc. 4.00%, 10/15/2029 (b) (c)	1,247	1,037
T-Mobile USA, Inc. 2.25%, 11/15/2031	542	443
Topaz Solar Farms LLC 5.75%, 9/30/2039 (c)	360	346
TopBuild Corp.
3.63%, 3/15/2029 (c)	404	344
4.13%, 2/15/2032 (c)	429	364
Toyota Motor Credit Corp. (SOFRINDX + 0.33%), 4.64%, 1/11/2024 (f)	752	752
TransDigm, Inc. 6.25%, 3/15/2026 (c)	5,380	5,378
Transocean Guardian Ltd. 5.88%, 1/15/2024 (c)	761	771
Transocean Pontus Ltd. 6.13%, 8/1/2025 (c)	2,932	3,020
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b) (c)	1,918	1,914
Transocean Proteus Ltd. 6.25%, 12/1/2024 (b) (c)	246	249
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (c)	841	873
Transocean, Inc.
8.75%, 2/15/2030 (c)	1,216	1,254
6.80%, 3/15/2038	220	156
TreeHouse Foods, Inc. 4.00%, 9/1/2028	517	431
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	1,000	941
5.70%, 6/15/2028	128	120
TriMas Corp. 4.13%, 4/15/2029 (c)	4,555	4,055
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	1,308	1,098
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (b) (c)	7,060	6,177
5.13%, 4/1/2029 (c)	2,568	1,850
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (b) (c)	2,758	2,189
Triumph Group, Inc.
8.88%, 6/1/2024 (c)	193	196
6.25%, 9/15/2024 (c)	505	487
7.75%, 8/15/2025 (b)	1,670	1,419
Truist Financial Corp.
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (d) (e) (f)	2,346	2,117
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (e) (f)	8,754	8,483
Tucson Electric Power Co. 1.50%, 8/1/2030	30	24
Uber Technologies, Inc. 4.50%, 8/15/2029 (c)	3,490	3,107
UDR, Inc., REIT
3.20%, 1/15/2030	160	145
3.00%, 8/15/2031	41	36
United Airlines Holdings, Inc. 5.00%, 2/1/2024 (b)	2,404	2,391
United Airlines, Inc. 4.38%, 4/15/2026 (c)	4,227	4,013

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
United Rentals North America, Inc.
5.50%, 5/15/2027	3,236	3,216
5.25%, 1/15/2030	2,300	2,225
3.88%, 2/15/2031	4,679	4,118
United States Cellular Corp. 6.70%, 12/15/2033	2,500	2,325
United States Steel Corp. 6.88%, 3/1/2029 (b)	993	1,003
UnitedHealth Group, Inc.
5.25%, 2/15/2028	70	73
4.20%, 5/15/2032	60	59
5.35%, 2/15/2033	65	69
3.05%, 5/15/2041	75	60
5.88%, 2/15/2053	23	26
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	1,390	1,362
4.50%, 5/1/2029 (c)	1,369	1,178
7.38%, 6/30/2030 (c)	3,811	3,737
US Bancorp
Series V, 2.38%, 7/22/2026	4,500	4,217
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (e) (f)	6,765	5,911
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (d) (e) (f)	1,414	1,312
(SOFR + 1.66%), 4.55%, 7/22/2028 (f)	35	35
Vail Resorts, Inc. 6.25%, 5/15/2025 (c)	1,142	1,147
Valvoline, Inc. 4.25%, 2/15/2030 (b) (c)	1,400	1,376
Varex Imaging Corp. 7.88%, 10/15/2027 (c)	247	246
Vector Group Ltd. 5.75%, 2/1/2029 (c)	1,245	1,086
Venator Finance SARL 5.75%, 7/15/2025 (b) (c)	3,375	1,190
Ventas Realty LP, REIT 4.00%, 3/1/2028	100	95
Verizon Communications, Inc.
4.40%, 11/1/2034	246	237
4.27%, 1/15/2036	150	140
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	414	361
VICI Properties LP, REIT
4.63%, 6/15/2025 (c)	2,251	2,179
4.50%, 9/1/2026 (c)	995	948
4.25%, 12/1/2026 (c)	8,012	7,561
5.75%, 2/1/2027 (c)	4,882	4,856
3.75%, 2/15/2027 (c)	2,094	1,935
4.50%, 1/15/2028 (c)	555	519
3.88%, 2/15/2029 (c)	3,853	3,471
4.63%, 12/1/2029 (c)	4,688	4,366
Vista Outdoor, Inc. 4.50%, 3/15/2029 (c)	7,402	5,996
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (c) (d) (e) (f)	1,712	1,601
Vistra Operations Co. LLC
5.50%, 9/1/2026 (c)	192	187
5.63%, 2/15/2027 (c)	6,315	6,099
4.38%, 5/1/2029 (c)	1,378	1,212
VM Consolidated, Inc. 5.50%, 4/15/2029 (c)	307	283

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
VMware, Inc. 2.20%, 8/15/2031	286	227
Wabash National Corp. 4.50%, 10/15/2028 (c)	3,121	2,739
Warnermedia Holdings, Inc.
3.76%, 3/15/2027 (c)	60	56
4.28%, 3/15/2032 (c)	135	120
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (c)	976	961
WEC Energy Group, Inc. 1.80%, 10/15/2030	100	81
Weekley Homes LLC 4.88%, 9/15/2028 (c)	599	521
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (d) (e) (f)	4,432	4,338
(SOFR + 0.51%), 0.80%, 5/19/2025 (f)	1,540	1,458
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (d) (e) (f)	1,707	1,699
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (f)	6,420	6,058
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)	8,522	7,856
(SOFR + 1.51%), 3.53%, 3/24/2028 (f)	4,450	4,232
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	110	110
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (c)	1,046	507
9.00%, 11/15/2026 (b) (c)	10,989	7,418
13.13%, 11/15/2027 (c)	444	107
WESCO Distribution, Inc.
7.13%, 6/15/2025 (c)	5,248	5,332
7.25%, 6/15/2028 (c)	3,000	3,074
William Carter Co. (The) 5.63%, 3/15/2027 (c)	4,403	4,283
Williams Cos., Inc. (The) 2.60%, 3/15/2031	85	72
Winnebago Industries, Inc. 6.25%, 7/15/2028 (c)	305	293
WMG Acquisition Corp. 3.75%, 12/1/2029 (c)	4,991	4,368
WP Carey, Inc., REIT
2.40%, 2/1/2031	150	126
2.45%, 2/1/2032	30	24
WR Grace Holdings LLC
5.63%, 10/1/2024 (c)	1,010	1,005
4.88%, 6/15/2027 (c)	230	213
5.63%, 8/15/2029 (c)	1,466	1,222
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	9,787	9,511
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	6,025	5,377
XPO Escrow Sub LLC 7.50%, 11/15/2027 (c)	2,956	3,038
Yum! Brands, Inc.
4.75%, 1/15/2030 (c)	1,684	1,575
3.63%, 3/15/2031	661	563
4.63%, 1/31/2032	3,277	2,982
Ziff Davis, Inc. 4.63%, 10/15/2030 (c)	1,271	1,126
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	39	33
Zoetis, Inc.
3.25%, 2/1/2023	229	229
2.00%, 5/15/2030	182	154
		2,524,414

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Uzbekistan — 0.0% ^
Uzbekneftegaz JSC 4.75%, 11/16/2028 (c)	1,350	1,131
Total Corporate Bonds (Cost $3,592,442)		3,315,186
Equity Linked Notes — 7.3%
Canada — 1.0%
National Bank of Canada, ELN, 9.00%, 4/4/2023, (linked to NASDAQ - 100 Index) (c)	9	108,309
France — 4.2%
BNP Paribas, ELN, 8.50%, 3/16/2023, (linked to NASDAQ - 100 Index) (c)	9	108,945
BNP Paribas, ELN, 9.00%, 3/23/2023, (linked to NASDAQ - 100 Index) (c)	9	106,979
Societe Generale SA, ELN, 9.00%, 3/1/2023, (linked to NASDAQ - 100 Index) (c)	9	106,670
Societe Generale SA, ELN, 9.00%, 4/11/2023, (linked to NASDAQ - 100 Index) (c)	9	108,891
		431,485
Switzerland — 1.1%
UBS AG, ELN, 9.00%, 4/6/2023, (linked to NASDAQ - 100 Index) (a)	9	109,290
United Kingdom — 1.0%
Barclays Bank plc, ELN, 8.50%, 3/9/2023, (linked to NASDAQ - 100 Index) (a)	9	107,935
Total Equity Linked Notes (Cost $720,672)		757,019
	SHARES (000)
Exchange-Traded Funds — 5.3%
United States — 5.3%
JPMorgan Equity Premium Income ETF (l) (m)(Cost $581,493)	9,886	548,357
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 4.3%
United States — 4.3%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 (c)	2,500	1,743
Series 2019-BN16, Class F, 3.69%, 2/15/2052 (c) (k)	2,000	1,137
Series 2019-BN21, Class F, 2.68%, 10/17/2052 (c)	2,000	1,038
Series 2019-BN23, Class D, 2.50%, 12/15/2052 (c)	4,000	2,580
Series 2021-BN31, Class E, 2.50%, 2/15/2054 (c) (k)	2,500	1,371
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 (c) (k)	8,500	6,242
Series 2018-BN14, Class F, 3.94%, 9/15/2060 (c)	1,534	799
Series 2018-BN15, Class E, 3.00%, 11/15/2061 (c)	1,000	635
Series 2019-BN24, Class D, 2.50%, 11/15/2062 (c)	1,000	652
Series 2019-BN24, Class C, 3.52%, 11/15/2062 (k)	6,000	4,822
Series 2020-BN26, Class D, 2.50%, 3/15/2063 (c)	1,350	861
Series 2020-BN28, Class E, 2.50%, 3/15/2063 (c)	3,000	1,701
BBCMS MORTGAGE TRUST Series 2017-C1, Class D, 3.54%, 2/15/2050 (c) (k)	2,887	2,157
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 (c)	975	654
Series 2019-B9, Class F, 3.75%, 3/15/2052 (c) (k)	6,590	3,775

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-B11, Class D, 3.00%, 5/15/2052 (c)	4,000	2,694
Series 2020-B21, Class E, 2.00%, 12/17/2053 (c)	2,500	1,295
Series 2019-B14, Class E, 2.50%, 12/15/2062 (c)	1,415	829
Series 2019-B15, Class E, 2.75%, 12/15/2072 (c)	4,391	2,566
BMO Mortgage Trust Series 2023-C4, Class B, 1.00%, 2/15/2056 (g) (k)	4,750	4,760
BX Series 2021-MFM1, Class G, 8.36%, 1/15/2034 (c) (k)	750	702
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.54%, 3/9/2044 (c) (k)	10,696	8,965
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 6.61%, 12/15/2037 (c) (k)	2,690	2,629
CD Mortgage Trust
Series 2016-CD2, Class C, 3.98%, 11/10/2049 (k)	750	612
Series 2017-CD4, Class D, 3.30%, 5/10/2050 (c)	1,000	743
Series 2017-CD5, Class D, 3.35%, 8/15/2050 (c)	1,831	1,318
Series 2017-CD6, Class C, 4.23%, 11/13/2050 (k)	1,371	1,185
Series 2018-CD7, Class D, 3.10%, 8/15/2051 (c) (k)	2,000	1,362
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.19%, 11/10/2049 (c) (k)	1,000	761
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 (c) (k)	3,000	1,819
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 5/10/2036 (c) (k)	2,750	2,737
Series 2015-GC27, Class D, 4.42%, 2/10/2048 (c) (k)	3,756	3,267
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (k)	2,000	1,825
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	2,000	1,653
Series 2016-C1, Class D, 4.94%, 5/10/2049 (c) (k)	4,975	4,243
Series 2016-C2, Class D, 3.25%, 8/10/2049 (c) (k)	1,000	740
Series 2016-P6, Class D, 3.25%, 12/10/2049 (c)	1,325	986
Series 2017-P7, Class D, 3.25%, 4/14/2050 (c)	3,000	2,027
Series 2017-P7, Class B, 4.14%, 4/14/2050 (k)	910	812
Series 2017-P7, Class C, 4.41%, 4/14/2050 (k)	3,295	2,843
Series 2020-GC46, Class E, 2.60%, 2/15/2053 (c)	4,500	2,676
COLEM Mortgage Trust Series 2022-HLNE, Class A, 2.46%, 4/12/2042 (c) (k)	2,500	2,143
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037 (c) (k)	2,750	2,361
Series 2014-CR15, Class C, 4.67%, 2/10/2047 (k)	3,375	3,259
Series 2014-LC15, Class D, 5.00%, 4/10/2047 (c) (k)	1,500	1,386
Series 2014-CR19, Class D, 4.70%, 8/10/2047 (c) (k)	400	357
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 (c)	5,100	4,063
Series 2014-LC17, Class D, 3.69%, 10/10/2047 (c)	3,250	2,779
Series 2015-CR22, Class E, 3.00%, 3/10/2048 (c)	2,500	1,977
Series 2015-CR22, Class D, 4.07%, 3/10/2048 (c) (k)	1,000	866
Series 2015-LC21, Class D, 4.33%, 7/10/2048 (k)	450	382
Series 2015-CR24, Class D, 3.46%, 8/10/2048 (k)	2,134	1,753
Series 2015-CR25, Class D, 3.77%, 8/10/2048 (k)	2,000	1,621
Series 2015-CR27, Class D, 3.45%, 10/10/2048 (c) (k)	500	411
Series 2015-CR26, Class D, 3.47%, 10/10/2048 (k)	2,500	2,051
Series 2015-LC23, Class D, 3.56%, 10/10/2048 (c) (k)	2,750	2,338
Series 2015-LC23, Class E, 3.56%, 10/10/2048 (c) (k)	1,500	1,213
Series 2016-CR28, Class D, 3.85%, 2/10/2049 (k)	1,350	1,152
Series 2016-CR28, Class C, 4.60%, 2/10/2049 (k)	2,000	1,832

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2018-COR3, Class D, 2.81%, 5/10/2051 (c) (k)	2,000	1,338
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 (k)	2,500	2,265
Series 2015-C2, Class B, 4.21%, 6/15/2057 (k)	1,000	903
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.47%, 8/10/2049 (c) (k)	1,170	852
Series 2016-C3, Class E, 4.22%, 8/10/2049 (c) (k)	1,250	841
FHLMC Multiclass Certificates
Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,684
Series 2020-RR14, Class X, IO, 2.13%, 3/27/2034 (k)	6,200	1,015
FHLMC, Multi-Family Structured Credit Risk
Series MN2, Class B1, 9.81%, 7/25/2041 (c) (k)	2,000	1,646
Series 2021-MN1, Class M1, 6.31%, 1/25/2051 (c) (k)	365	346
Series MN1, Class M2, 8.06%, 1/25/2051 (c) (k)	13,250	11,801
Series 2021-MN1, Class B1, 12.06%, 1/25/2051 (c) (k)	2,650	2,506
Series 2021-MN3, Class M1, 6.61%, 11/25/2051 (c) (k)	1,860	1,773
Series 2022-MN4, Class B1, 13.81%, 5/25/2052 (c) (k)	4,000	4,063
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.28%, 7/25/2023 (k)	98,770	79
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (k)	61,731	579
Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	13,025	781
Series KC04, Class X1, IO, 1.25%, 12/25/2026 (k)	14,857	405
Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	6,000	629
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	1,750	196
Series K723, Class X3, IO, 1.91%, 10/25/2034 (k)	6,544	81
Series Q012, Class X, IO, 4.12%, 9/25/2035 (k)	23,174	4,488
Series 2022-MN5, Class B1, 13.81%, 11/25/2042 ‡ (c) (k)	8,302	8,507
Series K054, Class X3, IO, 1.60%, 4/25/2043 (k)	17,000	685
Series K067, Class X3, IO, 2.11%, 9/25/2044 (k)	34,106	2,670
Series K727, Class X3, IO, 2.00%, 10/25/2044 (k)	33,818	915
Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	11,050	896
Series K059, Class X3, IO, 1.92%, 11/25/2044 (k)	24,693	1,482
Series K729, Class X3, IO, 1.97%, 11/25/2044 (k)	37,637	1,092
Series K060, Class X3, IO, 1.90%, 12/25/2044 (k)	1,000	59
Series K061, Class X3, IO, 1.98%, 12/25/2044 (k)	1,544	97
Series K066, Class X3, IO, 2.16%, 8/25/2045 (k)	20,000	1,583
Series K728, Class X3, IO, 1.96%, 11/25/2045 (k)	8,120	275
Series K071, Class X3, IO, 2.01%, 11/25/2045 (k)	5,000	400
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	22,283	2,469
Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	18,300	1,969
Series K082, Class X3, IO, 2.21%, 10/25/2046 (k)	11,750	1,175
Series K102, Class X3, IO, 1.89%, 12/25/2046 (k)	1,180	115
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	11,130	1,264
Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	15,000	1,642
Series K116, Class X3, IO, 3.02%, 9/25/2047 (k)	10,500	1,783
Series K108, Class X3, IO, 3.49%, 4/25/2048 (k)	19,600	3,691

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
FNMA ACES
Series 2019-M21, Class X2, IO, 1.30%, 2/25/2031 (k)	5,709	425
Series 2020-M37, Class X, IO, 1.03%, 4/25/2032 (k)	25,381	1,374
Series 2016-M4, Class X2, IO, 2.67%, 1/25/2039 (k)	6,932	106
FREMF Mortgage Trust
Series 2017-KF31, Class B, 7.29%, 4/25/2024 (c) (k)	1,322	1,311
Series 2017-KF38, Class B, 6.89%, 9/25/2024 (c) (k)	632	619
Series 2018-KF47, Class B, 6.39%, 5/25/2025 (c) (k)	1,348	1,319
Series 2018-KF49, Class B, 6.29%, 6/25/2025 (c) (k)	143	135
Series 2018-KF51, Class C, 10.39%, 8/25/2025 (c) (k)	2,802	2,658
Series 2019-KC03, Class B, 4.38%, 1/25/2026 (c) (k)	2,304	2,179
Series 2019-KF58, Class B, 6.54%, 1/25/2026 (c) (k)	906	833
Series 2019-KF62, Class B, 6.44%, 4/25/2026 (c) (k)	533	515
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (c) (k)	186	158
Series 2017-KF33, Class B, 6.94%, 6/25/2027 (c) (k)	566	555
Series 2017-KF40, Class B, 7.09%, 11/25/2027 (c) (k)	978	946
Series 2018-KF43, Class B, 6.54%, 1/25/2028 (c) (k)	1,288	1,226
Series 21K-F116, Class CS, 10.46%, 6/25/2028 (c) (k)	8,883	8,783
Series 2018-KF50, Class B, 6.29%, 7/25/2028 (c) (k)	293	266
Series 2018-K82, Class B, 4.13%, 9/25/2028 (c) (k)	1,460	1,389
Series 2018-KSW4, Class C, 9.39%, 10/25/2028 (k)	2,732	2,406
Series 2019-KF59, Class B, 6.74%, 2/25/2029 (c) (k)	1,833	1,738
Series 2019-KG01, Class B, 4.17%, 4/25/2029 (c) (k)	4,765	4,082
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	282,340	1,176
Series 2019-KF63, Class B, 6.74%, 5/25/2029 (c) (k)	2,923	2,830
Series 2019-KW09, Class C, PO, 6/25/2029 ‡ (c)	24,011	14,123
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	32,681	154
Series 2017-K153, Class B, PO, 4/25/2032 ‡ (c)	10,281	4,537
Series 2023-KF149, Class CS, 10.21%, 12/25/2032 ‡ (c) (k)	10,000	10,234
Series 2017-K729, Class B, 3.67%, 11/25/2049 (c) (k)	1,400	1,349
Series 2017-K724, Class D, PO, 12/25/2049 ‡ (c)	20,000	18,203
Series 2017-K724, Class X2A, IO, 0.10%, 12/25/2049 (c)	151,464	49
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (c)	52,000	26
GNMA
Series 2013-7, IO, 0.30%, 5/16/2053 (k)	34,713	285
Series 2012-89, IO, 0.14%, 12/16/2053 (k)	6,539	7
Series 2014-186, IO, 0.37%, 8/16/2054 (k)	3,908	42
Series 2015-59, IO, 0.88%, 6/16/2056 (k)	3,643	104
Series 2016-40, IO, 0.62%, 7/16/2057 (k)	7,815	179
Series 2016-157, IO, 0.89%, 11/16/2057 (k)	10,160	441
Series 2016-71, Class QI, IO, 0.94%, 11/16/2057 (k)	43,575	1,805
Series 2016-151, IO, 0.85%, 6/16/2058 (k)	35,325	1,288
Series 2017-54, IO, 0.69%, 12/16/2058 (k)	3,540	135
Series 2017-86, IO, 0.68%, 5/16/2059 (k)	1,785	68
Series 2017-148, IO, 0.55%, 7/16/2059 (k)	8,344	286
Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (k)	6,017	327
Series 2020-145, IO, 0.73%, 3/16/2063 (k)	55,699	3,125

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.80%, 11/10/2045 (c) (k)	443	409
Series 2013-GC12, Class E, 3.25%, 6/10/2046 (c)	800	767
Series 2013-GC12, Class D, 4.41%, 6/10/2046 (c) (k)	750	732
Series 2015-GC28, Class D, 4.31%, 2/10/2048 (c) (k)	2,500	2,150
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (c) (k)	2,900	2,078
Series 2017-GS6, Class D, 3.24%, 5/10/2050 (c)	1,750	1,317
Series 2015-GC30, Class D, 3.38%, 5/10/2050	1,250	1,049
Series 2019-GC40, Class E, 3.00%, 7/10/2052 (c)	2,250	1,426
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 (c) (k)	3,625	2,645
Series 2019-LIC, Class F, 3.24%, 10/14/2039 (c) (k)	4,170	2,909
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 (c)	2,000	1,843
Series 2013-C17, Class D, 4.88%, 1/15/2047 (c) (k)	1,250	1,168
Series 2014-C21, Class D, 4.64%, 8/15/2047 (c) (k)	2,049	1,793
Series 2015-C33, Class C, 4.62%, 12/15/2048 (k)	8,000	7,227
Series 2016-C1, Class D2, 4.24%, 3/17/2049 (c) (k)	1,464	1,201
Series 2016-C1, Class C, 4.74%, 3/17/2049 (k)	5,000	4,571
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.53%, 3/15/2050 (c) (k)	7,577	5,907
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.07%, 12/15/2049 (c) (k)	2,514	1,817
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.40%, 8/15/2049 (c) (k)	4,500	3,331
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 6.26%, 5/15/2036 (c) (k)	2,040	2,009
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (k)	3,352	1,468
MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 7.66%, 4/15/2038 (c) (k)	14,400	13,788
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 (c)	1,500	1,326
Series 2014-C14, Class D, 5.06%, 2/15/2047 (c) (k)	3,750	3,587
Series 2014-C15, Class D, 4.89%, 4/15/2047 (c) (k)	365	342
Series 2014-C16, Class C, 4.73%, 6/15/2047 (k)	2,000	1,845
Series 2014-C19, Class D, 3.25%, 12/15/2047 (c)	2,585	2,207
Series 2015-C20, Class C, 4.45%, 2/15/2048 (k)	3,127	2,913
Series 2015-C24, Class D, 3.26%, 5/15/2048 (c)	6,000	5,009
Series 2015-C25, Class C, 4.53%, 10/15/2048 (k)	4,500	4,139
Series 2016-C31, Class C, 4.27%, 11/15/2049 (k)	1,440	1,170
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (c) (k)	730	571
Series 2018-L1, Class E, 3.00%, 10/15/2051 (c)	5,486	3,471
Series 2019-L2, Class D, 3.00%, 3/15/2052 (c)	7,075	4,910
Series 2019-L2, Class E, 3.00%, 3/15/2052 (c)	2,575	1,633
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 (c)	10,000	8,622
Series 2019-PARK, Class G, 2.72%, 12/15/2036 (c)	4,000	3,298
Series 2019-PARK, Class J, 4.25%, 12/15/2036 (c)	17,000	14,283
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 7.76%, 10/25/2049 (c) (k)	4,620	4,373
Series 2020-01, Class M10, 8.26%, 3/25/2050 (c) (k)	2,836	2,677

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 (c) (k)	5,000	2,910
SLG Office Trust Series 2021-OVA, Class E, 2.85%, 7/15/2041 (c)	7,000	5,079
VASA Trust Series 2021-VASA, Class G, 9.46%, 7/15/2039 (c) (k)	1,360	1,211
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (c) (k)	2,412	2,322
Series 2018-2, Class M2, 4.51%, 10/26/2048 (c) (k)	162	138
Series 2018-2, Class M3, 4.72%, 10/26/2048 (c) (k)	236	197
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 8.11%, 2/15/2040 (c) (k)	1,818	1,620
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 (c) (k)	1,500	1,167
Series 2015-C28, Class D, 4.08%, 5/15/2048 (k)	7,740	6,606
Series 2016-C35, Class D, 3.14%, 7/15/2048 (c)	5,000	3,651
Series 2018-C43, Class D, 3.00%, 3/15/2051 (c)	1,250	854
Series 2018-C44, Class D, 3.00%, 5/15/2051 (c)	1,517	1,046
Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (k)	3,734	264
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 (c)	1,000	815
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class D, 4.23%, 3/15/2047 (c)	1,500	1,374
Series 2014-C22, Class D, 3.91%, 9/15/2057 (c) (k)	5,505	4,364
Total Commercial Mortgage-Backed Securities (Cost $502,991)		444,595
Collateralized Mortgage Obligations — 3.8%
Bermuda — 0.0% ^
Bellemeade Re Ltd. Series 2019-1A, Class M2, 7.21%, 3/25/2029 (c) (k)	1,000	1,007
Eagle RE Ltd. Series 2019-1, Class M2, 7.81%, 4/25/2029 (c) (k)	1,980	1,989
		2,996
United States — 3.8%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 3.85%, 2/25/2035 (k)	604	592
Series 2005-2, Class 3A1, 4.28%, 6/25/2035 (k)	441	414
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	1	1
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	76	69
Series 2007-9T1, Class 3A1, 5.50%, 5/25/2022 ‡	—	—
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	41	35
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	334	312
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	12	12
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	95	95
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	2,925	2,562
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	292	270
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	422	387
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,531	1,409
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	5,653	4,899
Series 2005-J2, Class 1A5, 5.01%, 4/25/2035 (k)	3,593	2,817
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	2,216	1,911

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	266	230
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	2,354	1,884
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	1,361	1,112
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	906	778
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	488	382
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	2,172	1,756
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	96	75
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,076	878
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	390	346
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	987	875
Series 2005-J14, Class A3, 5.50%, 12/25/2035	223	147
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,172	776
Series 2005-J14, Class A8, 5.50%, 12/25/2035	983	650
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	292	179
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	98	71
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	2,738	2,605
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	489	386
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,172	666
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	424	262
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	201	116
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,195	1,213
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	145	87
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	136	71
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 5.05%, 3/25/2037 (k)	4,283	1,674
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 (c) (k)	2,250	1,981
Series 2019-6, Class B1, 3.94%, 11/25/2059 (c) (k)	4,000	3,567
Series 2019-6, Class B3, 5.92%, 11/25/2059 (c) (k)	1,285	1,155
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B1, 5.02%, 3/25/2049 (c) (k)	4,000	3,845
Series 2019-2, Class B2, 6.29%, 3/25/2049 (c) (k)	2,250	2,189
Series 2019-4, Class B1, 4.41%, 7/26/2049 (c) (k)	5,000	4,512
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	327	281
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	436	378
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	977	867
Series 2006-5, Class CB7, 6.00%, 6/25/2046	256	226
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	52	34
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,213	932
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	41	38
Series 2006-A, Class 1A1, 4.16%, 2/20/2036 (k)	326	302
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	182	155
Series 2007-5, Class 4A1, 4.88%, 7/25/2037 (k)	2,155	1,423
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 3.28%, 2/25/2034 (k)	226	218

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	116	101
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 4.83%, 2/25/2034 (k)	191	169
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 5.51%, 10/25/2034 (k)	285	213
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 3.72%, 6/25/2035 (k)	—	—
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,047	480
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	397
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	191	104
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	76	49
Series 2004-25, Class 2A1, 5.19%, 2/25/2035 (k)	1,875	1,569
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,163	753
Series 2005-31, Class 2A1, 3.21%, 1/25/2036 (k)	543	462
Series 2005-30, Class A5, 5.50%, 1/25/2036	116	75
Series 2006-HYB1, Class 2A2C, 3.46%, 3/20/2036 (k)	1,660	1,401
Series 2006-HYB2, Class 2A1B, 3.55%, 4/20/2036 (k)	478	425
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	86	53
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,031	504
Series 2006-17, Class A2, 6.00%, 12/25/2036	286	121
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,715	970
Series 2007-2, Class A2, 6.00%, 3/25/2037	98	49
Series 2007-3, Class A18, 6.00%, 4/25/2037	784	425
Series 2007-10, Class A4, 5.50%, 7/25/2037	100	47
Series 2007-13, Class A4, 6.00%, 8/25/2037	213	114
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,879	936
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	413	159
Series 2006-OA5, Class 2A1, 4.91%, 4/25/2046 (k)	1,567	1,298
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	330	290
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A1A, 3.42%, 6/25/2036 (k)	891	805
Series 2006-AR5, Class 1A5A, 3.60%, 7/25/2036 (k)	358	335
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 6.08%, 9/25/2035 (k)	237	233
Series 2006-8, Class A3, 4.86%, 10/25/2035 (c) (k)	483	258
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	66	50
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 (c) (k)	2,500	1,439
Series 2021-5, Class B1, 4.13%, 11/26/2066 (c) (k)	3,903	2,817
Series 2021-5, Class B2, 4.13%, 11/26/2066 (c) (k)	2,247	1,487
Series 2022-1, Class B1, 4.11%, 12/27/2066 (c) (k)	2,038	1,521
Series 2022-1, Class B2, 4.11%, 12/27/2066 (c) (k)	2,581	1,821
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1B1, 7.91%, 10/25/2039 (c) (k)	8,500	8,410
Series 2020-R02, Class 2B1, 7.51%, 1/25/2040 (c) (k)	16,158	15,108
Series 2021-R01, Class 1B1, 7.41%, 10/25/2041 (c) (k)	5,200	4,974
Series 2021-R03, Class 1B1, 7.06%, 12/25/2041 (c) (k)	2,000	1,870
Series 2021-R03, Class 1B2, 9.81%, 12/25/2041 (c) (k)	9,100	8,176

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2022-R01, Class 1B2, 10.31%, 12/25/2041 (c) (k)	11,437	10,297
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	73
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	170	163
Series 2004-AR4, Class 4A1, 3.59%, 5/25/2034 (k)	876	879
Series 2004-AR4, Class 2A1, 3.80%, 5/25/2034 (k)	151	151
Series 2004-AR5, Class 6A1, 3.47%, 6/25/2034 (k)	223	215
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	1,086	1,080
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	83	76
Series 2005-4, Class 2A5, 5.06%, 6/25/2035 (k)	2,225	1,564
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	275	209
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 4.17%, 10/25/2034 (k)	365	363
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.53%, 10/25/2026 (k)	35	32
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	349	197
Deephaven Residential Mortgage Trust
Series 2021-3, Class B1, 3.27%, 8/25/2066 (c) (k)	5,000	3,196
Series 2021-3, Class B2, 4.13%, 8/25/2066 (c) (k)	4,502	2,974
Series 2021-4, Class B1, 4.16%, 11/25/2066 (c) (k)	6,000	4,337
Series 2021-4, Class B2, 4.48%, 11/25/2066 (c) (k)	6,508	4,270
Series 2022-1, Class B1, 4.30%, 1/25/2067 (c) (k)	3,000	2,228
Series 2022-1, Class B2, 4.30%, 1/25/2067 (c) (k)	5,640	3,954
Series 2022-2, Class A3, 4.30%, 3/25/2067 (c) (k)	4,532	4,226
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 4.29%, 2/25/2020 (k)	18	18
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust Series 2005-2, Class 2A1, 4.32%, 3/25/2020 (k)	4	4
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 4.99%, 8/19/2045 (k)	1,219	1,027
FHLMC STACR Series 2019-HQA3, Class B1, 7.51%, 9/25/2049 (c) (k)	3,000	2,978
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 9.81%, 1/25/2034 (c) (k)	3,400	2,923
Series 2021-DNA6, Class B1, 7.71%, 10/25/2041 (c) (k)	2,500	2,388
Series 2020-HQA1, Class B2, 9.61%, 1/25/2050 (c) (k)	4,000	3,305
Series 2021-DNA1, Class B2, 9.06%, 1/25/2051 (c) (k)	8,000	6,887
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class B1, 8.96%, 3/25/2030 (k)	3,000	3,166
Series 2021-DNA2, Class B2, 10.31%, 8/25/2033 (c) (k)	18,050	16,577
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 1.54%, 6/15/2042 (k)	1,707	201
Series 4097, Class ES, IF, IO, 1.64%, 8/15/2042 (k)	2,672	300
Series 4103, Class SB, IF, IO, 1.59%, 9/15/2042 (k)	2,948	297
Series 4425, Class SA, IF, IO, 1.59%, 1/15/2045 (k)	2,924	351
Series 4594, Class SG, IF, IO, 1.54%, 6/15/2046 (k)	3,104	425
Series 4606, Class SB, IF, IO, 1.54%, 8/15/2046 (k)	5,845	730
Series 4614, Class SK, IF, IO, 1.54%, 9/15/2046 (k)	10,208	1,386
Series 4616, Class HS, IF, IO, 1.54%, 9/15/2046 (k)	3,335	375
Series 4718, Class SD, IF, IO, 1.69%, 9/15/2047 (k)	2,670	319
Series 4768, Class SG, IF, IO, 1.74%, 3/15/2048 (k)	2,139	277
Series 4820, Class ES, IF, IO, 1.74%, 3/15/2048 (k)	1,147	119

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 4834, Class SA, IF, IO, 1.69%, 10/15/2048 (k)	3,029	327
Series 4839, Class WS, IF, IO, 1.64%, 8/15/2056 (k)	6,673	951
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 1.49%, 7/15/2042 (k)	1,680	175
Series 274, Class S1, IF, IO, 1.54%, 8/15/2042 (k)	2,156	231
Series 278, Class S1, IF, IO, 1.59%, 9/15/2042 (k)	1,841	211
Series 279, Class S6, IF, IO, 1.59%, 9/15/2042 (k)	1,469	171
Series 300, Class S1, IF, IO, 1.64%, 1/15/2043 (k)	1,966	214
Series 316, Class S7, IF, IO, 1.64%, 11/15/2043 (k)	1,884	199
Series 326, Class S2, IF, IO, 1.49%, 3/15/2044 (k)	2,271	248
Series 336, Class S1, IF, IO, 1.59%, 8/15/2044 (k)	1,572	164
Series 337, Class S1, IF, IO, 1.59%, 9/15/2044 (k)	1,292	145
Series 356, Class S5, IF, IO, 1.54%, 9/15/2047 (k)	7,652	846
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	15	11
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 10.26%, 7/25/2029 (k)	2,750	3,013
Series 2017-C02, Class 2B1, 10.01%, 9/25/2029 (k)	450	496
Series 2021-R02, Class 2B2, 10.51%, 11/25/2041 (c) (k)	5,142	4,471
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 1.44%, 12/25/2041 (k)	1,884	171
Series 2012-20, Class SL, IF, IO, 1.94%, 3/25/2042 (k)	2,318	297
Series 2012-35, Class SN, IF, IO, 1.94%, 4/25/2042 (k)	2,586	321
Series 2012-75, Class DS, IF, IO, 1.44%, 7/25/2042 (k)	2,665	271
Series 2012-128, Class MS, IF, IO, 1.64%, 11/25/2042 (k)	1,217	146
Series 2013-124, Class SB, IF, IO, 1.44%, 12/25/2043 (k)	2,892	297
Series 2013-136, Class SB, IF, IO, 1.39%, 1/25/2044 (k)	2,735	275
Series 2015-35, Class SA, IF, IO, 1.09%, 6/25/2045 (k)	2,906	213
Series 2015-37, Class ST, IF, IO, 1.11%, 6/25/2045 (k)	2,877	289
Series 2016-1, Class SJ, IF, IO, 1.64%, 2/25/2046 (k)	27	3
Series 2016-77, Class SA, IF, IO, 1.49%, 10/25/2046 (k)	2,406	293
Series 2017-1, Class SA, IF, IO, 1.54%, 2/25/2047 (k)	2,747	311
Series 2017-16, Class SM, IF, IO, 1.54%, 3/25/2047 (k)	1,644	209
Series 2017-37, Class AS, IF, IO, 1.59%, 5/25/2047 (k)	7,557	865
Series 2018-14, Class SA, IF, IO, 1.69%, 3/25/2048 (k)	4,512	570
Series 2018-15, Class JS, IF, IO, 1.69%, 3/25/2048 (k)	2,885	375
Series 2018-16, Class SN, IF, IO, 1.74%, 3/25/2048 (k)	1,124	144
Series 2018-27, Class SE, IF, IO, 1.69%, 5/25/2048 (k)	2,193	280
Series 2018-60, Class SK, IF, IO, 1.19%, 8/25/2048 (k)	2,012	139
Series 2018-73, Class SC, IF, IO, 1.69%, 10/25/2048 (k)	4,588	503
Series 2019-9, Class SM, IF, IO, 1.54%, 3/25/2049 (k)	2,533	284
Series 2019-20, Class BS, IF, IO, 1.54%, 5/25/2049 (k)	753	79
FWD Securitization Trust Series 2020-INV1, Class A1, 2.24%, 1/25/2050 (c) (k)	1,587	1,458
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 (c) (k)	3,000	2,335
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 3.97%, 8/19/2034 (k)	253	219
Series 2005-AR1, Class 3A, 3.22%, 3/18/2035 (k)	51	45

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
GNMA
Series 2014-25, Class HS, IF, IO, 1.61%, 2/20/2044 (k)	2,061	227
Series 2015-124, Class SB, IF, IO, 1.76%, 9/20/2045 (k)	3,526	433
Series 2015-149, Class GS, IF, IO, 1.76%, 10/20/2045 (k)	3,679	479
Series 2016-111, Class SA, IF, IO, 1.61%, 8/20/2046 (k)	1,787	204
Series 2016-120, Class NS, IF, IO, 1.61%, 9/20/2046 (k)	5,042	668
Series 2017-11, Class AS, IF, IO, 1.61%, 1/20/2047 (k)	2,026	208
Series 2017-55, Class AS, IF, IO, 1.66%, 4/20/2047 (k)	1,212	140
Series 2017-56, Class SC, IF, IO, 1.66%, 4/20/2047 (k)	2,680	342
Series 2017-68, Class SA, IF, IO, 1.66%, 5/20/2047 (k)	2,775	333
Series 2017-75, Class SD, IF, IO, 1.71%, 5/20/2047 (k)	1,019	114
Series 2017-80, Class AS, IF, IO, 1.71%, 5/20/2047 (k)	2,694	338
Series 2017-93, Class SE, IF, IO, 1.71%, 6/20/2047 (k)	1,940	232
Series 2017-107, Class SL, IF, IO, 1.71%, 7/20/2047 (k)	5,915	717
Series 2017-120, Class QS, IF, IO, 1.71%, 8/20/2047 (k)	2,177	235
Series 2017-134, Class SB, IF, IO, 1.71%, 9/20/2047 (k)	2,159	224
Series 2017-141, Class QS, IF, IO, 1.71%, 9/20/2047 (k)	5,038	449
Series 2017-149, Class QS, IF, IO, 1.71%, 10/20/2047 (k)	2,441	286
Series 2018-1, Class ST, IF, IO, 1.71%, 1/20/2048 (k)	5,765	704
Series 2018-11, Class SA, IF, IO, 1.71%, 1/20/2048 (k)	2,168	217
Series 2018-6, Class CS, IF, IO, 1.71%, 1/20/2048 (k)	1,921	233
Series 2018-63, Class SB, IF, IO, 1.71%, 4/20/2048 (k)	959	115
Series 2018-64, Class GS, IF, IO, 1.71%, 5/20/2048 (k)	3,164	350
Series 2018-65, Class SE, IF, IO, 1.71%, 5/20/2048 (k)	3,790	434
Series 2018-92, Class SH, IF, IO, 1.71%, 7/20/2048 (k)	2,068	232
Series 2018-115, Class DS, IF, IO, 1.71%, 8/20/2048 (k)	4,861	541
Series 2018-126, Class CS, IF, IO, 1.71%, 9/20/2048 (k)	3,099	299
Series 2018-146, Class S, IF, IO, 1.66%, 10/20/2048 (k)	2,095	230
Series 2018-147, Class SD, IF, IO, 1.66%, 10/20/2048 (k)	5,961	622
Series 2018-168, Class SA, IF, IO, 1.61%, 12/20/2048 (k)	2,484	288
Series 2019-16, Class SB, IF, IO, 1.56%, 2/20/2049 (k)	3,594	364
Series 2019-23, Class JS, IF, IO, 1.56%, 2/20/2049 (k)	3,047	285
Series 2019-30, Class SA, IF, IO, 1.56%, 3/20/2049 (k)	4,202	470
Series 2019-38, Class SN, IF, IO, 1.56%, 3/20/2049 (k)	5,443	683
Series 2019-41, Class CS, IF, IO, 1.56%, 3/20/2049 (k)	3,316	327
Series 2019-69, Class DS, IF, IO, 1.61%, 6/20/2049 (k)	2,213	235
Series 2019-70, Class SM, IF, IO, 1.61%, 6/20/2049 (k)	2,284	184
Series 2020-76, Class SL, IF, IO, 1.66%, 5/20/2050 (k)	5,107	534
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (c) (k)	1,203	252
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	184	140
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	135	101
Series 2005-AR3, Class 6A1, 3.20%, 5/25/2035 (k)	60	50
Series 2005-AR4, Class 3A5, 3.47%, 7/25/2035 (k)	1,050	754
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	634	588
Series 2005-AR7, Class 6A1, 3.71%, 11/25/2035 (k)	465	412
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	520	271

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	841	439
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	393	354
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	212	142
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 5.09%, 8/19/2045 (k)	138	125
Impac CMB Trust
Series 2004-5, Class 1A1, 5.23%, 10/25/2034 (k)	235	225
Series 2004-6, Class 1A2, 5.29%, 10/25/2034 (k)	—	—
Series 2004-5, Class 1M2, 5.38%, 10/25/2034 (k)	86	80
Series 2004-7, Class 1A2, 5.43%, 11/25/2034 (k)	252	247
Series 2004-9, Class 1A1, 5.27%, 1/25/2035 (k)	—	—
Series 2004-10, Class 2A, 5.15%, 3/25/2035 (k)	363	319
Series 2004-10, Class 3A1, 5.21%, 3/25/2035 (k)	—	—
Series 2005-1, Class 1A1, 5.03%, 4/25/2035 (k)	223	204
Series 2005-1, Class 1A2, 5.13%, 4/25/2035 (k)	272	249
Series 2005-2, Class 1A2, 5.13%, 4/25/2035 (k)	261	238
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	169	116
Impac Secured Assets Trust
Series 2007-3, Class A1B, 4.99%, 9/25/2037 (k)	1,574	1,281
Series 2007-3, Class A1C, 5.23%, 9/25/2037 (k)	2,638	2,113
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 2.77%, 4/25/2035 (k)	165	155
Series 2005-AR14, Class 2A1A, 5.11%, 7/25/2035 (k)	715	585
Series 2007-AR21, Class 6A1, 3.24%, 9/25/2037 (k)	4,444	3,247
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 4.87%, 5/25/2036 (k)	2,405	2,001
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	8	7
Series 2004-A6, Class 1A1, 3.25%, 12/25/2034 (k)	57	50
Series 2005-A3, Class 6A6, 3.08%, 6/25/2035 (k)	130	127
Series 2005-A6, Class 1A2, 4.11%, 9/25/2035 (k)	148	136
Series 2005-A8, Class 1A1, 3.76%, 11/25/2035 (k)	79	65
Series 2005-A8, Class 4A1, 3.87%, 11/25/2035 (k)	1,225	1,036
Series 2006-A7, Class 2A4, 3.85%, 1/25/2037 (k)	368	283
Series 2007-S1, Class 2A17, 4.84%, 3/25/2037 (k)	3,664	1,033
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 3.25%, 7/25/2061 (c) (i)	2,800	2,464
Series 2021-GS1, Class A2, 3.84%, 10/25/2066 (c) (i)	2,000	1,796
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	651	411
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,620	3,470
MASTR Alternative Loan Trust
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	146	146
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	470	454
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	125	115
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	203	110
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	387	278
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 3.17%, 4/25/2035 (k)	131	116

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-1, Class 2A1, 3.46%, 2/25/2036 (k)	692	661
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	175	85
Metlife Securitization Trust Series 2017-1A, Class A, 3.00%, 4/25/2055 (c) (k)	2,409	2,284
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	264	235
Series 2004-9, Class 1A, 5.37%, 11/25/2034 (k)	389	394
Series 2005-4, Class 1A, 5.00%, 8/25/2035	20	19
MortgageIT Trust Series 2005-3, Class A1, 5.11%, 8/25/2035 (k)	—	—
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 (c) (k)	2,500	2,043
Series 2019-NQM4, Class B2, 4.87%, 9/25/2059 (c) (k)	4,000	3,405
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (c) (k)	2,041	1,695
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (i)	3	3
PNMAC GMSR Issuer Trust Series 2018-GT1, Class A, 7.36%, 2/25/2023 (c) (k)	3,715	3,648
PRET LLC Series 2022-NPL4, Class A1, 6.56%, 8/25/2052 (c) (i)	9,361	9,254
PRPM 3.77%, 3/25/2026	4,987	4,467
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 (c) (i)	7,000	6,781
Series 2020-6, Class A2, 4.70%, 11/25/2025 (c) (i)	2,350	2,040
Series 2021-1, Class A2, 3.72%, 1/25/2026 (c) (k)	5,000	4,770
Series 2021-3, Class A2, 3.72%, 4/25/2026 (c) (i)	5,500	4,837
Series 2021-5, Class A2, 3.72%, 6/25/2026 (c) (i)	4,000	3,413
Series 2021-6, Class A2, 3.47%, 7/25/2026 (c) (i)	3,447	3,017
Series 2021-7, Class A2, 3.67%, 8/25/2026 (c) (i)	5,030	4,378
Series 2021-8, Class A2, 3.60%, 9/25/2026 (c) (k)	5,000	4,294
Series 2021-10, Class A2, 4.83%, 10/25/2026 (c) (i)	9,000	8,034
Series 2021-11, Class A2, 4.58%, 11/25/2026 (c) (i)	5,269	4,894
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	3	2
Series 2005-QA5, Class A2, 4.17%, 4/25/2035 (k)	742	662
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	561	480
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	888	752
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	1,019	800
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,536	1,237
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,440	938
Series 2005-A14, Class A1, 5.50%, 12/25/2035	125	64
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,566	1,360
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	6,327	3,675
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	—
Series 2005-S7, Class A6, 5.50%, 11/25/2035	57	46
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,164	942
Series 2006-SA4, Class 2A1, 5.16%, 11/25/2036 (k)	897	742
Seasoned Credit Risk Transfer Trust Series 2017-3, Class A, IO, 0.00%, 7/25/2056 (k)	191,459	116
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 4.89%, 7/20/2036 (k)	355	304

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 (c) (k)	5,410	4,423
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 (c)	1,600	1,354
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 3.80%, 2/25/2035 (k)	195	179
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 5.05%, 8/25/2035 (k)	1,945	1,689
Series 2007-AR7, Class 1A1, 5.36%, 5/25/2047 (k)	2,765	2,206
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 (c) (k)	2,000	1,688
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 (c) (k)	5,000	4,195
Series 2021-R1, Class B1, 3.20%, 10/25/2063 (c) (k)	2,000	1,573
Series 2021-R1, Class B2, 4.20%, 10/25/2063 (c) (k)	1,322	993
Series 2021-R3, Class B1, 3.07%, 4/25/2064 (c) (k)	2,500	1,761
Series 2021-R3, Class B2, 4.07%, 4/25/2064 (c) (k)	1,776	1,257
Series 2020-5, Class B1, 3.71%, 5/25/2065 (c) (k)	2,400	1,986
Series 2020-5, Class B2, 4.71%, 5/25/2065 (c) (k)	1,400	1,155
Series 2021-1, Class B1, 2.98%, 1/25/2066 (c) (k)	3,150	2,066
Series 2021-4, Class M1, 2.19%, 7/25/2066 (c) (k)	1,121	681
Series 2021-5, Class B1, 3.04%, 9/25/2066 (c) (k)	3,826	2,270
Series 2021-5, Class B2, 3.94%, 9/25/2066 (c) (k)	3,750	2,221
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 4.14%, 10/25/2034 (k)	512	463
Series 2005-AR5, Class A6, 3.31%, 5/25/2035 (k)	1,050	1,025
Series 2005-AR16, Class 1A1, 3.85%, 12/25/2035 (k)	384	346
Series 2005-AR14, Class 1A3, 3.89%, 12/25/2035 (k)	860	802
Series 2005-AR14, Class 1A4, 3.89%, 12/25/2035 (k)	574	535
Series 2005-AR18, Class 1A3A, 3.97%, 1/25/2036 (k)	41	38
Series 2006-AR2, Class 1A1, 3.50%, 3/25/2036 (k)	146	131
Series 2004-AR10, Class A1B, 5.35%, 7/25/2044 (k)	423	388
Series 2005-AR15, Class A1A1, 5.03%, 11/25/2045 (k)	26	23
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	461	412
Series 2005-4, Class CB7, 5.50%, 6/25/2035	326	299
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,676	1,574
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	514	484
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	148	107
Series 2007-1, Class 1A7, 5.11%, 2/25/2037 (k)	2,448	1,750
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 4.56%, 12/25/2036 (k)	94	86
Series 2007-15, Class A1, 6.00%, 11/25/2037	118	98
		389,173
Total Collateralized Mortgage Obligations (Cost $471,386)		392,169
Loan Assignments — 2.2% (f) (n)
Canada — 0.0% ^
WestJet Airlines Ltd., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.51%, 12/11/2026	287	275

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
France — 0.0% ^
Altice France SA, 1st Lien Term Loan B-13 (ICE LIBOR USD 3 Month + 4.00%), 8.65%, 8/14/2026	2,640	2,541
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.69%), 8.52%, 1/31/2026	430	413
		2,954
Ireland — 0.0% ^
Flutter Entertainment plc, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.25%), 8.09%, 7/22/2028	413	414
ICON Luxembourg SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 7.00%, 7/3/2028	106	106
		520
Luxembourg — 0.1%
ICON Luxembourg SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 7.00%, 7/3/2028	427	427
Ineos US Finance LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.50%), 6.92%, 11/8/2028	496	494
Nestle Skin Health SA, Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 10/1/2026	9,238	9,041
		9,962
Netherlands — 0.0% ^
Commscope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 4/6/2026	1,023	1,000
United States — 2.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 4/10/2028	5,404	5,384
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.68%, 7/31/2026	306	306
AHP Health Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 8/24/2028 (o)	424	420
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 8.16%, 8/30/2026	586	504
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.31%, 10/8/2027	1,204	1,201
Allied Universal Holdco LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.41%, 5/12/2028	513	494
Altice Financing S.A., 1st Lien Term Loan B (3-MONTH SOFR + 5.00%), 9.57%, 10/28/2027	382	375
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 12/6/2027	608	586
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 6.88%, 10/1/2026	746	746
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.31%, 10/19/2027	7,991	7,913
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 12/10/2027	195	194
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 7/31/2027	346	326
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 9.82%, 1/31/2028	325	270
Asurion LLC, Term Loan B-10 (3-MONTH CME TERM SOFR + 4.00%), 8.68%, 8/19/2028	338	320
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 7.57%, 11/3/2024	380	375
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 6.82%, 11/8/2027	531	530
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.00%), 7.51%, 12/20/2029 (o)	525	527
AZZ Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 8.80%, 5/13/2029	525	525
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.88%, 10/10/2026	433	414
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 8.12%, 3/1/2025	538	537
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 9.83%, 2/1/2027	595	456
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 7.69%, 4/28/2028	520	519
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 7.32%, 8/1/2025	881	880
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.10%; 6-MONTH SOFR + 3.10%), 6.61%, 2/1/2029	1,245	1,215
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 10.51%, 2/1/2030	169	148
Buckeye Partners LP, 1st Lien Term Loan B-1 (ICE LIBOR USD 1 Month + 2.25%), 6.63%, 11/1/2026	668	668
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.62%, 4/3/2024	6,952	6,882
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 8.98%, 5/17/2028	5,663	4,552
Caesars Resort Collection LLC, 1st Lien Term Loan B (1 WEEK LIBOR + 2.75%), 7.32%, 12/23/2024	963	962
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 6.57%, 1/15/2025	416	416

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.52%, 10/30/2026	893	892
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 2/16/2026	274	261
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 6.82%, 3/15/2027	279	270
Chamberlain Group LLC (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 11/3/2028	550	530
Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 6.32%, 2/1/2027 (o)	997	993
Ciena Corporation, 1st Lien Term Loan B (3-MONTH SOFR + 2.75%), 6.98%, 1/18/2030 (o)	525	524
Cincinnati Bell, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 7.91%, 11/22/2028	583	579
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 11.07%, 12/18/2026 (p)	1,800	1,656
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 8.32%, 8/21/2026 (o)	1,842	1,749
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.48%, 5/17/2028	765	655
Conservice Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 8.82%, 5/13/2027	440	435
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 8.57%, 5/12/2028	780	754
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.12%, 3/2/2027	830	825
CSC Holdings LLC, Term Loan B-6 (1-MONTH CME TERM SOFR + 4.50%), 8.82%, 1/17/2028	1,556	1,473
CVS Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 8.82%, 8/31/2026	583	522
DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 6.32%, 8/12/2026	632	624
DexKo Global, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 8.48%, 10/4/2028	5,608	5,168
Diamond Sports Group LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.03%, 8/24/2026	335	25
DigiCert, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 4.00%), 8.70%, 10/16/2026	476	470
(ICE LIBOR USD 6 Month + 7.00%), 11.70%, 2/19/2029	145	132
DIRECTV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 9.57%, 8/2/2027 (o)	8,142	7,995
Duff & Phelps Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.31%, 4/9/2027	531	513
E.W. Scripps Co. (The), 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.75%), 7.32%, 1/7/2028	915	911
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 6.12%, 8/1/2027	776	763
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (1-MONTH PRIME + 6.00%), 13.50%, 3/27/2028	197	159
Ensemble RCM LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 7.94%, 8/3/2026	258	258
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 3-MONTH CME TERM SOFR + 3.00%), 7.58%, 7/6/2029	500	502
Envision Healthcare Corp., 1st Lien Term Loan
(3-MONTH CME TERM SOFR + 3.75%), 8.33%, 3/31/2027	584	143
(3-MONTH CME TERM SOFR + 4.25%), 8.83%, 3/31/2027	239	95
EPIC Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 9.74%, 3/2/2026	9,940	8,998
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 7.24%, 12/15/2027	729	727
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (h) (j)	146	16
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 7.73%, 7/21/2028	4,785	4,512
First Student Bidco, Inc., 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 7.73%, 7/21/2028	1,784	1,682
(3-MONTH CME TERM SOFR + 4.00%), 8.68%, 7/21/2028	273	263
First Student Bidco, Inc., Term Loan B (3-MONTH CME TERM SOFR + 4.00%), 8.68%, 7/21/2028	3,936	3,793
Formula One Holdings Ltd., 1st Lien Term Loan B (3-MONTH SOFR + 3.25%), 7.81%, 1/15/2030 (o)	825	827
Garda World Security Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 8.93%, 10/30/2026	400	398
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 7.07%, 3/31/2027	550	547
Gates Global LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.06%, 11/16/2029	175	175
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 7.83%, 12/31/2027	564	562
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 6.73%, 12/30/2026	1,014	1,012

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 8.44%, 12/1/2027	5,784	5,672
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 9.13%, 2/19/2026	394	394
Go Daddy Operating Co., Inc., 1st Lien Term Loan B5 (1-MONTH CME TERM SOFR + 3.25%), 7.81%, 11/9/2029	450	451
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 7.32%, 10/10/2025	393	387
Graham Packaging Co., Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.57%, 8/4/2027	3,372	3,355
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 6.87%, 1/2/2026	362	360
Gray Television, Inc., 1st Lien Term Loan D (ICE LIBOR USD 1 Month + 3.00%), 7.37%, 12/1/2028	212	211
Griffon Corp., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 2.50%), 7.01%, 1/24/2029	474	471
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.00%, 10/1/2025	459	459
Harsco Corp., Term Loan B-3 (1-MONTH CME TERM SOFR + 2.25%), 6.93%, 3/10/2028	378	361
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 12/16/2024	269	266
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 6/30/2028	669	666
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 6/30/2028	128	127
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.43%, 11/17/2028	462	398
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 7.82%, 4/25/2025	518	517
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 7/1/2024	474	472
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.57%, 5/1/2026	4,077	4,009
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 5/1/2026	150	148
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 8/28/2026	526	519
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.32%, 1/29/2026	345	344
Ingram Micro, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 6/30/2028	367	365
Insulet Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.69%, 5/4/2028	967	965
Intelsat Jackson Holdings SA, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.25%), 7.44%, 2/1/2029	781	768
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 4/3/2028	480	343
Intrado Corporation, 1st Lien Term Loan B (3-MONTH SOFR + 4.00%), 4.50%, 1/31/2030 (o)	350	348
Invenergy Thermal Operating I LLC, Term Loan (1-MONTH CME TERM SOFR + 3.75%), 8.43%, 8/28/2025	151	151
ION Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.17%, 3/11/2028	389	383
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.32%, 2/5/2025	783	781
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 5/5/2028	513	513
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 8.32%, 12/22/2025	522	511
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.57%, 10/29/2028	4,794	4,669
LegalShield, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.32%, 12/15/2028	328	322
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 6.57%, 3/9/2028 (o)	794	790
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 8.58%, 11/16/2025	325	315
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 9.30%, 8/31/2027	313	172
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 7.99%, 6/21/2028	4,685	4,475
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.59%, 10/18/2028	445	444
Medline Borrower LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 10/23/2028 (o)	3,451	3,347
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.32%, 9/13/2024	717	709
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.16%, 12/18/2027	300	298
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 7.48%, 10/20/2028	366	364
Moran Foods, LLC, 1st Lien Term Loan
(3-MONTH SOFR + 7.25%), 11.93%, 6/30/2026 ‡	3,669	3,041
(3-MONTH SOFR + 7.25%), 11.93%, 6/30/2026 ‡	976	787
Moran Foods, LLC, 2nd Lien Term Loan (3-MONTH CME TERM SOFR + 9.50%), 14.18%, 12/31/2026 ‡	1,664	1,090
NAI Entertainment Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 7.07%, 5/8/2025	292	277
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 8.38%, 10/1/2027	448	443

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Nexstar Broadcasting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 7.07%, 9/18/2026	454	454
Nielsen Holdings plc, Term Loan B-3 (ICE LIBOR USD 1 Month + 3.75%), 8.32%, 3/6/2028	382	338
Option Care Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.32%, 10/27/2028	604	603
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 6/23/2028	713	685
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 9/24/2028	311	310
PAREXEL International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 11/15/2028	4,887	4,843
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.32%, 3/31/2027	431	358
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 11/30/2027	697	683
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 2/14/2025	298	282
Petco Health & Wellness Co., Inc., Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 8.09%, 3/3/2028 (o)	6,623	6,548
PetVet Care Centers LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 2/14/2025	541	512
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 7.63%, 6/23/2025	318	317
Pike Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.06%, 1/21/2028	274	274
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.57%, 1/21/2028	756	753
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 7.33%, 6/9/2028	481	480
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 7.52%, 9/23/2026	1,121	1,120
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 8.00%, 12/28/2027	2,575	2,334
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 6/1/2026	695	681
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 7.98%, 8/31/2028	425	417
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 9.07%, 12/22/2025	11,396	7,789
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.25%), 9.08%, 2/1/2029	557	477
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.57%, 3/18/2029	495	493
Radiology Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 8.80%, 7/9/2025	550	475
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 7.38%, 4/24/2028	538	524
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 7.07%, 11/8/2024	180	180
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 7.63%, 2/5/2026	442	441
Ring Container Technologies LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 8/12/2028	426	426
Sabre Holdings Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 8.07%, 12/17/2027	269	247
(ICE LIBOR USD 1 Month + 3.50%), 8.07%, 12/17/2027	169	155
Samsonite International SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 6.32%, 4/25/2025	396	395
Shearer's Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 9/23/2027	323	316
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.38%, 9/25/2026	3,469	1,729
Spirit Aerosystems, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 4.50%), 9.18%, 1/15/2027	214	215
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 9.16%, 4/5/2029	3,037	2,922
SRS Distribution, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.16%, 6/2/2028	433	417
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 6.32%, 4/16/2025	281	280
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 6.32%, 4/16/2025	247	246
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.79%, 2/10/2029	527	523
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.78%, 4/16/2026	1,258	1,175
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.77%, 2/6/2026	697	695
Summer (BC) Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 9.23%, 12/4/2026 (o)	315	294
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 8.98%, 3/17/2027	605	593
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 7.40%, 12/2/2028	763	754
Team Health Holdings, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.25%), 9.81%, 3/2/2027	412	341
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 8.73%, 9/15/2028	471	461
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 7.07%, 3/24/2028	523	519

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 6.87%, 7/30/2027	2,713	2,661
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.15%, 3/28/2025	5,783	5,630
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 8.08%, 6/29/2028	311	247
Trans Union LLC, Term Loan B-6 (ICE LIBOR USD 1 Month + 2.25%), 6.82%, 12/1/2028 (o)	545	544
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.25%), 5.92%, 5/30/2025	417	416
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 6.98%, 12/9/2025	1,470	1,466
TransDigm Group, Inc., 1st Lien Term Loan H (3-MONTH CME TERM SOFR + 3.25%), 7.83%, 2/22/2027	250	250
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 6.57%, 9/6/2024	533	519
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.23%, 3/31/2028	4,023	3,824
Tropicana, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.93%, 1/24/2029	313	288
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 8.32%, 1/31/2028	387	347
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 9.44%, 6/26/2026	3,954	2,346
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 7.57%, 4/29/2026	288	287
Ultimate Software Group, Inc. (The), 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.25%), 8.03%, 5/4/2026	895	879
(ICE LIBOR USD 3 Month + 3.75%), 8.58%, 5/4/2026	124	123
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 7.06%, 8/3/2029	595	586
United Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 10.00%, 6/21/2027	540	562
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 7.93%, 10/22/2025	1,231	1,233
Univision Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 3/15/2026	782	773
USI, Inc., 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.33%, 11/22/2029	533	533
Utz Quality Foods LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 1/20/2028	402	401
Vertex Aerospace Services Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 8.07%, 12/6/2028	470	468
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 8.32%, 2/11/2028	142	141
(1-MONTH CME TERM SOFR + 3.75%), 8.41%, 2/15/2029	181	179
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 7.82%, 8/3/2028	802	793
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.50%), 9.32%, 5/11/2028	432	298
WhiteWater Whistler Holdings, 1st Lien Term Loan B (3-MONTH SOFR + 3.25%), 3.25%, 1/25/2030 (o)	575	574
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 8.57%, 1/8/2027	789	760
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 6.69%, 1/20/2028	884	882
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 6.73%, 1/24/2027	659	652
		212,027
Total Loan Assignments (Cost $240,265)		226,738
Asset-Backed Securities — 1.4%
Cayman Islands — 0.0% ^
BlueMountain CLO Ltd. Series 2018-3A, Class D, 8.07%, 10/25/2030 (c) (k)	685	594
CARLYLE US CLO Ltd. Series 2018-1A, Class A1, 5.83%, 4/20/2031 (c) (k)	2,050	2,030
Voya CLO Ltd. Series 2016-3A, Class CR, 8.04%, 10/18/2031 (c) (k)	550	461
		3,085
United States — 1.4%
ABFC Trust
Series 2003-OPT1, Class A1A, 5.33%, 4/25/2033 (k)	127	123
Series 2004-OPT3, Class M1, 5.26%, 9/25/2033 (k)	277	276
Series 2004-HE1, Class M1, 5.41%, 3/25/2034 (k)	581	567

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 5.38%, 1/25/2035 (k)	447	413
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 5.80%, 11/25/2032 (k)	431	427
Series 2004-OP1, Class M2, 6.08%, 4/25/2034 (k)	1,620	1,561
Affirm Asset Securitization Trust
Series 2021-Z2, Class A, 1.17%, 11/16/2026 (c)	2,607	2,501
Series 2022-A, Class 1E, 8.04%, 5/17/2027 (c)	1,060	1,002
American Credit Acceptance Receivables Trust
Series 2019-4, Class E, 3.85%, 12/12/2025 (c)	2,000	1,963
Series 2019-3, Class F, 5.42%, 5/12/2026 (c)	1,210	1,200
Series 2019-2, Class F, 5.81%, 6/12/2026 (c)	510	508
Series 2021-2, Class E, 2.54%, 7/13/2027 (c)	1,400	1,296
Series 2021-3, Class D, 1.34%, 11/15/2027 (c)	700	658
Series 2022-1, Class E, 3.64%, 3/13/2028 (c)	1,473	1,260
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 5.57%, 9/25/2032 (k)	135	131
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 6.38%, 4/25/2034 (k)	632	601
Series 2004-HE7, Class M2, 6.08%, 10/25/2034 (k)	496	477
Series 2005-HE6, Class M4, 5.47%, 7/25/2035 (k)	56	55
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 5.78%, 12/25/2033 (k)	388	385
Series 2003-1, Class M1, 6.16%, 11/25/2042 (k)	29	36
Series 2004-SD4, Class A1, 5.41%, 8/25/2044 (k)	653	613
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 5.30%, 6/25/2034 (k)	364	341
Series 2004-D, Class MV2, 5.20%, 9/25/2034 (k)	88	90
Series 2004-D, Class MF2, 5.56%, 9/25/2034 (i)	603	583
Series 2004-D, Class MF3, 5.76%, 9/25/2034 (i)	1,640	1,536
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 (k)	115	96
Series 2004-1, Class 1M1, 4.73%, 5/25/2033	841	799
Series 2003-4, Class 1A5, 4.88%, 5/25/2033 (i)	557	534
Series 2004-1, Class 2M1, 5.26%, 9/25/2033 (k)	7	7
Series 2004-2, Class 1M1, 5.70%, 2/26/2035 (k)	1,803	1,707
CHEC Loan Trust Series 2004-1, Class M1, 5.41%, 7/25/2034 (c) (k)	557	543
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 5.56%, 2/25/2035 (k)	136	134
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 (i)	25	22
Conn's Receivables Funding LLC Series 2022-A, Class B, 9.52%, 12/15/2026 (c)	1,000	998
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2020-9, Class PT, 8.32%, 4/15/2045 ‡ (c) (k)	841	802
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 5.26%, 6/25/2034 (k)	427	415
Series 2004-3, Class M2, 5.33%, 6/25/2034 (k)	397	391
Series 2004-ECC2, Class M2, 5.48%, 12/25/2034 (k)	113	112
Countrywide Partnership Trust Series 2004-EC1, Class M2, 5.45%, 1/25/2035 (k)	183	184
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class A, 6.57%, 10/15/2032 (c)	400	409

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2022-3A, Class D, 9.00%, 4/18/2033 (c)	1,000	992
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class AF6, 5.05%, 2/25/2036 (k)	65	63
Series 2005-AB4, Class 2A1, 5.05%, 3/25/2036 (k)	1,108	1,016
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 5.56%, 11/25/2034 (k)	46	45
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 5.33%, 3/25/2034 (k)	372	369
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 5.51%, 7/25/2034 (k)	410	408
CWABS, Inc., Asset-Backed Certificates Series 2004-1, Class M3, 5.48%, 2/25/2034 (k)	131	131
DT Auto Owner Trust
Series 2019-2A, Class E, 4.46%, 5/15/2026 (c)	4,167	4,121
Series 2021-3A, Class D, 1.31%, 5/17/2027 (c)	1,710	1,547
Series 2021-4A, Class D, 1.99%, 9/15/2027 (c)	963	877
Series 2021-2A, Class E, 2.97%, 7/17/2028 (c)	1,235	1,130
Series 2022-3A, Class C, 7.69%, 7/17/2028 (c)	935	969
Exeter Automobile Receivables Trust
Series 2019-3A, Class E, 4.00%, 8/17/2026 (c)	2,333	2,245
Series 2020-1A, Class E, 3.74%, 1/15/2027 (c)	2,690	2,603
Series 2020-3A, Class F, 5.56%, 6/15/2027 (c)	1,500	1,465
Series 2021-4A, Class E, 4.02%, 1/17/2028 (c)	1,070	965
Series 2021-2A, Class E, 2.90%, 7/17/2028 (c)	2,750	2,463
Series 2022-6A, Class D, 8.03%, 4/6/2029	804	846
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 5.45%, 11/25/2034 (k)	139	122
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 5.33%, 5/25/2034 (k)	347	338
FREED ABS Trust Series 2022-4FP, Class B, 7.58%, 12/18/2029 (c)	2,300	2,307
Fremont Home Loan Trust
Series 2002-1, Class M1, 5.76%, 8/25/2033 (k)	600	609
Series 2004-B, Class M2, 5.45%, 5/25/2034 (k)	311	292
Series 2004-C, Class M1, 5.48%, 8/25/2034 (k)	484	448
Series 2004-D, Class M1, 5.38%, 11/25/2034 (k)	1,326	1,143
Series 2004-D, Class M2, 5.41%, 11/25/2034 (k)	219	204
GLS Auto Receivables Issuer Trust Series 2019-2A, Class D, 4.52%, 2/17/2026 (c)	1,000	977
GSAMP Trust
Series 2003-SEA, Class A1, 5.31%, 2/25/2033 (k)	424	409
Series 2003-HE1, Class M1, 5.73%, 6/20/2033 (k)	965	954
Series 2006-FM1, Class A2C, 4.83%, 4/25/2036 (k)	1,983	1,262
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 5.63%, 11/25/2034 (k)	353	339
Series 2004-C, Class M2, 5.41%, 3/25/2035 (k)	636	568
LendingClub Loan Certificate Issuer Trust
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (c)	125	2,384
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (c)	125	2,889
Series 2022-NP5, Class CERT, 0.00%, 6/15/2037 ‡ (c)	200	5,692
Series 2022-P4, Class CERT, 0.00%, 6/15/2037 ‡ (c)	200	4,428
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (c)	50	1,532
Lendingpoint Asset Securitization Trust Series 2021-B, Class B, 1.68%, 2/15/2029 (c)	750	717
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (c)	1,200	1,025

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2021-1A, Class D, 5.05%, 11/20/2031 (c)	1,100	888
Series 2021-2A, Class B, 2.37%, 4/20/2032 (c)	500	421
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 5.53%, 8/25/2033 (k)	31	31
MASTR Asset-Backed Securities Trust
Series 2004-OPT2, Class M2, 5.48%, 9/25/2034 (k)	554	528
Series 2005-NC1, Class M4, 5.65%, 12/25/2034 (k)	514	501
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (c)	2,370	2,303
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 5.48%, 7/25/2034 (k)	100	97
Series 2004-HE2, Class M1, 5.71%, 8/25/2035 (k)	61	60
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 5.53%, 10/25/2033 (k)	301	296
Series 2004-NC3, Class M1, 5.30%, 3/25/2034 (k)	1,138	1,101
Series 2004-WMC2, Class M1, 5.42%, 7/25/2034 (k)	848	834
Series 2004-WMC2, Class M2, 6.31%, 7/25/2034 (k)	125	123
Series 2004-HE6, Class M2, 5.41%, 8/25/2034 (k)	568	546
Series 2004-HE7, Class M2, 5.45%, 8/25/2034 (k)	155	149
Series 2004-HE6, Class M3, 5.48%, 8/25/2034 (k)	376	366
Series 2004-HE7, Class M3, 5.53%, 8/25/2034 (k)	12	11
Series 2004-HE8, Class M2, 5.53%, 9/25/2034 (k)	217	208
Series 2004-NC8, Class M3, 5.62%, 9/25/2034 (k)	280	276
Series 2004-HE8, Class M3, 5.63%, 9/25/2034 (k)	382	364
Series 2005-HE1, Class M2, 5.21%, 12/25/2034 (k)	235	208
Series 2005-NC1, Class M3, 5.27%, 1/25/2035 (k)	263	242
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 4.81%, 2/25/2037 (k)	2,832	727
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 5.44%, 8/25/2034 (k)	95	92
Series 2004-3, Class M2, 5.48%, 11/25/2034 (k)	295	288
Series 2004-3, Class M3, 5.57%, 11/25/2034 (k)	64	65
Series 2004-4, Class M2, 5.30%, 2/25/2035 (k)	257	251
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 7.28%, 9/25/2033 (k)	975	983
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (c)	2,500	2,257
Series 2021-1A, Class B1, 4.23%, 1/20/2051 (c)	1,250	1,129
Oportun Issuance Trust Series 2022-3, Class B, 8.53%, 1/8/2030 (c)	1,000	999
Option One Mortgage Accept Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 5.15%, 8/25/2033 (k)	259	247
Series 2003-5, Class M2, 6.83%, 8/25/2033 (k)	11	15
Option One Mortgage Loan Trust Series 2004-3, Class M2, 5.36%, 11/25/2034 (k)	334	320
Pagaya AI Debt Selection Trust Series 2021-3, Class C, 3.27%, 5/15/2029 (c)	1,500	1,274
People's Choice Home Loan Securities Trust Series 2004-2, Class M3, 6.23%, 10/25/2034 (k)	1,910	1,757
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 6.86%, 4/25/2023 (c) (k)	2,878	2,803
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (c) (i)	63	59
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (c) (i)	3,333	2,803
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 (c) (i)	6,250	5,701
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (c) (k)	5,000	4,534

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2022-NPL2, Class A1, 5.24%, 4/25/2052 (c) (i)	51	49
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (c) (i)	4,000	3,461
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (c) (i)	5,000	4,392
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 (c)	6,080	5,217
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (c)	1,250	1,160
RAMP Trust Series 2002-RS2, Class AI5, 4.97%, 3/25/2032 (k)	191	175
RASC Trust Series 2005-KS2, Class M1, 5.15%, 3/25/2035 (k)	9	9
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 6.01%, 12/25/2032 (k)	356	324
Series 2003-1, Class M1, 6.01%, 6/25/2033 (k)	155	146
Series 2003-4, Class M1, 5.78%, 3/25/2034 (k)	1,080	951
Series 2003-4, Class M2F, 6.24%, 3/25/2034 (i)	584	531
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B, 6.45%, 12/15/2032 (c)	553	553
Series 2022-C, Class C, 6.99%, 12/15/2032 (c)	479	479
Series 2022-C, Class D, 8.20%, 12/15/2032 (c)	442	442
Series 2022-C, Class E, 11.37%, 12/15/2032 (c)	239	240
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 5.09%, 8/25/2034 (k)	521	513
Saxon Asset Securities Trust Series 2004-2, Class MV2, 3.67%, 8/25/2035 (k)	158	155
Securitized Asset-Backed Receivables LLC Trust Series 2005-OP1, Class M2, 5.18%, 1/25/2035 (k)	364	336
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (c) (i)	5,500	4,712
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032	934	526
Theorem Funding Trust Series 2022-3A, Class A, 7.60%, 4/15/2029 (c)	884	883
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 18.00%, 4/20/2030 ‡ (c) (k)	2,254	2,407
Series 2022-PT4, Class A, 16.19%, 5/20/2030 ‡ (c) (k)	3,928	3,991
Upstart Securitization Trust
Series 2021-5, Class C, 4.15%, 11/20/2031 (c)	1,200	1,014
Series 2022-1, Class C, 5.71%, 3/20/2032 (c)	1,200	949
Series 2022-4, Class A, 5.98%, 8/20/2032 (c)	511	504
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M8B, 5.00%, 10/25/2034 (c) (k)	290	259
Series 2004-2, Class M1, 5.41%, 10/25/2034 (k)	342	339
Series 2004-2, Class M8A, 9.01%, 10/25/2034 (c) (k)	290	294
		147,518
Total Asset-Backed Securities (Cost $156,463)		150,603
Foreign Government Securities — 1.0%
Angola — 0.0% ^
Republic of Angola
9.50%, 11/12/2025 (a)	970	1,012
8.25%, 5/9/2028 (a)	300	283
8.00%, 11/26/2029 (a)	780	723

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Angola—continued
8.00%, 11/26/2029 (c)	1,550	1,438
9.13%, 11/26/2049 (a)	840	735
		4,191
Argentina — 0.0% ^
Argentine Republic
1.50%, 7/9/2035 (i)	5,116	1,576
3.88%, 1/9/2038 (i)	1,486	543
3.50%, 7/9/2041 (i)	3,395	1,153
		3,272
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	970	1,005
7.00%, 10/12/2028 (a)	1,400	1,444
6.75%, 9/20/2029 (a)	200	201
5.45%, 9/16/2032 (c)	481	435
6.00%, 9/19/2044 (a)	1,500	1,202
7.50%, 9/20/2047 (a)	970	899
		5,186
Brazil — 0.1%
Federative Republic of Brazil
4.50%, 5/30/2029	2,730	2,582
8.25%, 1/20/2034	785	908
5.63%, 1/7/2041	950	836
5.00%, 1/27/2045	1,230	963
		5,289
Colombia — 0.1%
Republic of Colombia
4.50%, 1/28/2026 (b)	400	382
4.50%, 1/28/2026	350	334
3.88%, 4/25/2027	1,390	1,258
4.50%, 3/15/2029	600	529
8.00%, 4/20/2033	950	975
7.50%, 2/2/2034 (g)	593	587
7.38%, 9/18/2037	1,000	971
6.13%, 1/18/2041	950	783
5.00%, 6/15/2045	1,370	961
5.20%, 5/15/2049	420	296
4.13%, 5/15/2051 (b)	1,000	617
		7,693
Costa Rica — 0.0% ^
Republic of Costa Rica
6.13%, 2/19/2031 (a)	1,200	1,175
7.00%, 4/4/2044 (a)	1,100	1,064
		2,239

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Cote D'Ivoire — 0.0% ^
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (a) (i)	776	710
6.13%, 6/15/2033 (a)	2,530	2,245
		2,955
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	1,200	1,233
5.95%, 1/25/2027 (a)	1,420	1,415
4.50%, 1/30/2030 (c)	790	687
7.05%, 2/3/2031 (c)	930	930
4.88%, 9/23/2032 (c)	1,090	927
7.45%, 4/30/2044 (a)	1,580	1,539
6.85%, 1/27/2045 (a)	500	457
6.50%, 2/15/2048 (a)	1,250	1,078
5.88%, 1/30/2060 (c)	880	675
		8,941
Ecuador — 0.1%
Republic of Ecuador
5.50%, 7/31/2030 (a) (i)	4,410	2,927
5.50%, 7/31/2030 (c) (i)	650	431
2.50%, 7/31/2035 (a) (i)	3,110	1,510
		4,868
Egypt — 0.1%
Arab Republic of Egypt
3.88%, 2/16/2026 (c)	665	549
3.88%, 2/16/2026 (a)	600	496
7.50%, 1/31/2027 (a)	2,670	2,403
7.60%, 3/1/2029 (a)	800	664
5.88%, 2/16/2031 (b) (c)	482	342
7.05%, 1/15/2032 (c)	880	660
7.63%, 5/29/2032 (b) (c)	750	570
8.70%, 3/1/2049 (b) (c)	1,320	931
8.70%, 3/1/2049 (c)	200	141
8.88%, 5/29/2050 (a)	250	178
8.15%, 11/20/2059 (c)	1,050	711
		7,645
El Salvador — 0.0% ^
Republic of El Salvador
6.38%, 1/18/2027 (a)	1,045	573
7.12%, 1/20/2050 (a)	1,437	662
		1,235
Gabon — 0.0% ^
Gabonese Republic 6.95%, 6/16/2025 (a)	700	677

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ghana — 0.0% ^
Republic of Ghana
7.63%, 5/16/2029 (a)	1,310	484
10.75%, 10/14/2030 (a)	520	363
8.63%, 6/16/2049 (a)	1,890	678
		1,525
Guatemala — 0.0% ^
Republic of Guatemala
5.38%, 4/24/2032 (a)	250	244
6.13%, 6/1/2050 (c)	720	699
		943
Hungary — 0.0% ^
Hungary Government Bond 6.75%, 9/25/2052 (c)	243	257
Iraq — 0.0% ^
Republic of Iraq
6.75%, 3/9/2023 (a)	1,150	1,140
5.80%, 1/15/2028 (a)	1,388	1,282
		2,422
Jordan — 0.0% ^
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (c)	1,810	1,661
Kenya — 0.0% ^
Republic of Kenya
6.88%, 6/24/2024 (a)	2,663	2,490
7.00%, 5/22/2027 (a)	400	360
6.30%, 1/23/2034 (c)	483	372
		3,222
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (j)	625	40
6.85%, 3/23/2027 (a) (j)	2,639	165
6.65%, 11/3/2028 (a) (j)	2,215	138
		343
Mongolia — 0.0% ^
State of Mongolia
8.65%, 1/19/2028 (c)	640	669
4.45%, 7/7/2031 (a)	1,000	822
		1,491
Morocco — 0.0% ^
Kingdom of Morocco
3.00%, 12/15/2032 (c)	690	551
4.00%, 12/15/2050 (c)	650	444
		995
Namibia — 0.0% ^
Republic of Namibia 5.25%, 10/29/2025 (a)	400	378

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	1,000	912
6.50%, 11/28/2027 (c)	1,220	1,001
6.50%, 11/28/2027 (a)	2,020	1,656
8.75%, 1/21/2031 (a)	780	633
7.88%, 2/16/2032 (a)	710	537
7.63%, 11/28/2047 (a)	600	392
7.63%, 11/28/2047 (c)	1,290	843
		5,974
Oman — 0.1%
Sultanate of Oman Government Bond
4.75%, 6/15/2026 (a)	1,010	987
5.38%, 3/8/2027 (a)	1,320	1,315
6.00%, 8/1/2029 (a)	1,180	1,205
6.25%, 1/25/2031 (c)	264	273
7.38%, 10/28/2032 (c)	625	696
6.50%, 3/8/2047 (a)	340	325
6.75%, 1/17/2048 (a)	1,170	1,148
7.00%, 1/25/2051 (c)	301	304
		6,253
Pakistan — 0.0% ^
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	1,630	917
8.25%, 9/30/2025 (a)	750	383
6.00%, 4/8/2026 (a)	450	193
7.38%, 4/8/2031 (c)	554	227
7.38%, 4/8/2031 (a)	400	164
8.88%, 4/8/2051 (a)	767	303
		2,187
Paraguay — 0.0% ^
Republic of Paraguay
4.70%, 3/27/2027 (a)	670	661
6.10%, 8/11/2044 (a)	1,730	1,710
5.60%, 3/13/2048 (a)	350	316
5.40%, 3/30/2050 (c)	950	846
		3,533
Senegal — 0.0% ^
Republic of Senegal
6.25%, 5/23/2033 (a)	1,000	865
6.75%, 3/13/2048 (a)	650	486
6.75%, 3/13/2048 (c)	460	344
		1,695
Serbia, Republic Of — 0.0% ^
Republic of Serbia 6.50%, 9/26/2033 (c)	300	302

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
South Africa — 0.1%
Republic of South Africa
4.88%, 4/14/2026	220	215
4.30%, 10/12/2028	2,380	2,169
6.25%, 3/8/2041	2,500	2,181
5.00%, 10/12/2046	700	509
5.75%, 9/30/2049	1,550	1,178
		6,252
Turkey — 0.1%
Republic of Turkey
5.60%, 11/14/2024	950	912
4.88%, 10/9/2026	1,100	970
9.88%, 1/15/2028	4,376	4,491
5.13%, 2/17/2028	940	804
5.25%, 3/13/2030	1,050	839
9.38%, 1/19/2033 (b)	1,618	1,588
6.00%, 1/14/2041	1,040	745
4.88%, 4/16/2043	1,120	707
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (c)	617	617
		11,673
Zambia — 0.0% ^
Republic of Zambia 8.97%, 7/30/2027 (a)	800	400
Total Foreign Government Securities (Cost $128,242)		105,697
U.S. Treasury Obligations — 0.9%
United States — 0.9%
U.S. Treasury Notes , 0.88%, 1/31/2024 (q)(Cost $91,231)	94,685	91,120
	SHARES (000)
Preferred Stocks — 0.6%
United States — 0.6%
Allstate Corp. (The) Series H, 5.10%, 10/15/2024 ($25 par value) (r)	44	1,053
Bank of America Corp.,
Series KK, 5.38%, 6/25/2024 ($25 par value) (r)	92	2,228
Series LL, 5.00%, 9/17/2024 ($25 par value) (r)	35	805
Energy Transfer LP Series E, 7.60%, 5/15/2024 (r)	163	3,923
Goodman Networks, Inc. ‡ *	64	1
Morgan Stanley,
Series I, 6.38%, 10/15/2024 ($25 par value) (r)	72	1,834
Series K, 5.85%, 4/15/2027 ($25 par value) (r)	341	8,589
Series P, 6.50%, 10/15/2027 ($25 par value) (r)	200	5,210
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,142

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Preferred Stocks — continued
United States — continued
SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (r)	453	9,410
Sempra Energy 5.75%, 7/1/2079 ($25 par value)	18	440
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	122	2,752
State Street Corp. Series G, 5.35%, 3/15/2026 ($25 par value) (r)	43	1,126
Truist Financial Corp. Series R, 4.75%, 9/1/2025 ($25 par value) (r)	104	2,309
Wells Fargo & Co.,
Series Y, 5.63%, 12/15/2022 ($25 par value) (r)	153	3,768
Series Z, 4.75%, 3/15/2025 ($25 par value) (r)	776	16,467
Total Preferred Stocks (Cost $66,742)		62,057
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.5%
Australia — 0.0% ^
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026 (a)	AUD 1,600	1,079
Belgium — 0.0% ^
Groupe Bruxelles Lambert NV 2.13%, 11/29/2025 (a)	EUR 400	441
Canada — 0.0% ^
Shopify, Inc. 0.13%, 11/1/2025	681	597
China — 0.1%
ESR Group Ltd. 1.50%, 9/30/2025 (a)	800	765
Hansoh Pharmaceutical Group Co. Ltd. Zero Coupon, 1/22/2026 (a)	600	564
Hello Group, Inc. 1.25%, 7/1/2025	1,149	1,100
Meituan Zero Coupon, 4/27/2028 (a)	1,200	1,036
Pharmaron Beijing Co. Ltd. Zero Coupon,6/18/2026 (a)	1,000	907
Pinduoduo, Inc. Zero Coupon, 12/1/2025	1,120	1,080
		5,452
France — 0.0% ^
Selena Sarl Series PUM, Zero Coupon, 6/25/2025 (a)	EUR 300	313
Worldline SA Zero Coupon, 7/30/2026 (a)	EUR 610(s)	573
		886
Germany — 0.0% ^
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027 (a)	EUR 1,000	1,022
Zalando SE Series B, 0.63%, 8/6/2027 (a)	EUR 800	731
		1,753
Israel — 0.0% ^
Wix.com Ltd. Zero Coupon, 8/15/2025	1,673	1,435
New Zealand — 0.0% ^
Xero Investments Ltd. Zero Coupon, 12/2/2025 (a)	916	762
Singapore — 0.0% ^
Sea Ltd. 0.25%, 9/15/2026	1,234	951

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
South Korea — 0.0% ^
Delivery Hero SE Series A, 1.00%, 4/30/2026 (a)	EUR 300	259
POSCO Holdings, Inc. Zero Coupon, 9/1/2026 (a)	EUR 600	624
		883
Spain — 0.0% ^
Cellnex Telecom SA 0.75%, 11/20/2031 (a)	EUR 1,200	1,083
United Arab Emirates — 0.0% ^
Abu Dhabi National Oil Co. 0.70%, 6/4/2024 (a)	600	569
United Kingdom — 0.1%
Barclays Bank plc
Zero Coupon, 2/4/2025	490	644
Series VUN, Zero Coupon, 2/18/2025	508	543
Capital & Counties Properties plc REIT, 2.00%, 3/30/2026	GBP 500	542
Cornwall Jersey Ltd. 0.75%, 4/16/2026 (a)	GBP 500	406
Just Eat Takeaway.com NV Series B, 0.63%, 2/9/2028 (a)	EUR 600	458
Ocado Group plc 0.75%, 1/18/2027 (a)	GBP 300	251
Trainline plc 1.00%, 1/14/2026 (a)	GBP 600	613
WH Smith plc 1.63%, 5/7/2026 (a)	GBP 500	566
		4,023
United States — 0.3%
Affirm Holdings, Inc. Zero Coupon, 11/15/2026	1,508	953
Airbnb, Inc. Zero Coupon, 3/15/2026	693	595
Alteryx, Inc. 1.00%, 8/1/2026	1,137	951
BigCommerce Holdings, Inc. 0.25%, 10/1/2026	389	295
Block, Inc. 0.25%, 11/1/2027	1,117	895
BofA Finance LLC 0.25%, 5/1/2023	615	656
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	740	643
Chegg, Inc. Zero Coupon, 9/1/2026	1,646	1,293
Cloudflare, Inc. Zero Coupon, 8/15/2026	766	637
Coinbase Global, Inc. 0.50%, 6/1/2026	860	583
Confluent, Inc. Zero Coupon, 1/15/2027	1,560	1,210
Coupa Software, Inc. 0.38%, 6/15/2026	1,539	1,497
DigitalBridge Group, Inc. REIT, 5.00%, 4/15/2023	853	845
DISH Network Corp.
2.38%,3/15/2024	2,092	1,938
3.38%, 8/15/2026	4,533	2,966
DocuSign, Inc. Zero Coupon, 1/15/2024	970	922
Dropbox, Inc. Zero Coupon, 3/1/2026	999	917
Expedia Group, Inc. Zero Coupon, 2/15/2026	505	460
Gulfport Energy Corp. 10.00% (Cash), 3/2/2023 ‡ * (d) (e) (h)	—	1,553
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	469	439
Liberty Interactive LLC
4.00%, 11/15/2029	3,709	1,242
3.75%, 2/15/2030	320	109
Okta, Inc. 0.13%, 9/1/2025	359	317
Peloton Interactive, Inc. Zero Coupon, 2/15/2026	1,133	872

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023	716	703
Repay Holdings Corp. Zero Coupon, 2/1/2026 (c)	855	686
RingCentral, Inc.
Zero Coupon, 3/1/2025	1,093	956
Zero Coupon, 3/15/2026	1,704	1,366
RWT Holdings, Inc. 5.75%, 10/1/2025	313	277
Shift4 Payments, Inc. 0.50%, 8/1/2027	544	486
Snap, Inc. Zero Coupon, 5/1/2027	1,328	980
Splunk, Inc. 1.13%, 6/15/2027	657	565
Spotify USA, Inc. Zero Coupon, 3/15/2026	654	545
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	636	628
Teladoc Health, Inc. 1.25%, 6/1/2027	774	621
TripAdvisor, Inc. 0.25%, 4/1/2026	672	567
Uber Technologies, Inc. Zero Coupon, 12/15/2025	1,071	941
Unity Software, Inc. Zero Coupon, 11/15/2026	384	296
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	756	753
		33,158
Vietnam — 0.0% ^
No. Va Land Investment Group Corp. 5.25%, 7/16/2026 (a)	1,200	318
Total Convertible Bonds (Cost $60,296)		53,390
	SHARES (000)
Convertible Preferred Stocks — 0.1%
United States — 0.1%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	20	984
Bank of America Corp. Series L, 7.25% ($1,000 par value)	2	2,680
Claire's Stores, Inc. ‡ *	3	7,187
Danaher Corp. Series B, 5.00%, 4/15/2023 ($1,000 par value)	—	653
KKR Group Co., Inc., Series C, 6.00%, 9/15/2023 ($50 par value)	19	1,278
NextEra Energy, Inc. 6.93%, 9/1/2025 ($49 par value)	45	2,143
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	1	1,849
Total Convertible Preferred Stocks (Cost $9,835)		16,774
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	47	1,426

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS (000)	VALUE ($000)
Warrants — continued
United States — 0.0% ^
Cineworld Group expiring 12/31/2049, price 4,149.00 GBP *	17	—
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	4	30
		30
Total Warrants (Cost $1)		1,456
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	244	239
FNMA UMBS, 30 Year
Pool # MA4398, 2.00%, 8/1/2051	573	483
Pool # MA4465, 2.00%, 11/1/2051	51	43
Pool # MA4548, 2.50%, 2/1/2052	19	17
Pool # MA4563, 2.50%, 3/1/2052	57	50
Pool # MA4564, 3.00%, 3/1/2052	17	15
Pool # MA4733, 4.50%, 9/1/2052	97	96
Total Mortgage-Backed Securities (Cost $1,064)		943
	NO. OF RIGHTS (000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *	56	1
Spain — 0.0% ^
ACS Actividades de Construccion y Servicios SA, expiring 2/3/2023*	86	43
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049‡ *	488	622
Total Rights (Cost $45)		666
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.9%
Certificates of Deposits — 0.1%
Bank of Nova Scotia (The), (SOFR + 4.95%), 4.88%, 3/24/2023 (f)	325	325
Barclays Bank plc, 5.72%, 12/7/2023	734	736
Lloyds Bank Corporate Markets plc, (SOFR + 5.04%), 4.97%, 3/22/2023 (f)	249	249
Mizuho Bank Ltd., 5.40%, 12/14/2023	1,059	1,060
Oversea-Chinese Banking Corp. Ltd., 5.28%, 7/5/2023	1,063	1,065
Svenska Handelsbanken AB, 3.46%, 6/13/2023	250	249
Total Certificates of Deposits (Cost $3,680)		3,684

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — 0.4%
American Electric Power Co., Inc., 5.28%, 7/20/2023 (t)	250	244
Australia & New Zealand Banking Group Ltd.
5.17%, 9/12/2023 (t)	1,412	1,370
5.39%, 12/15/2023 (t)	1,225	1,172
Bell Canada Corp., 4.72%, 2/14/2023 (t)	690	689
Citigroup Global Markets, Inc.
4.12%, 8/9/2023 (t)	216	210
5.43%, 1/8/2024 (t)	589	561
Constellation Energy Generation LLC, 5.13%, 2/22/2023 (t)	450	449
Cooperatieve Rabobank UA, 5.21%, 8/14/2023 (t)	1,237	1,204
Credit Industriel et Commercial
3.69%, 2/9/2023 (t)	250	250
5.03%, 7/19/2023 (t)	1,000	977
DBS Bank Ltd., 5.18%, 6/7/2023 (t)	844	830
Dexia Credit Local SA, 4.79%, 4/20/2023 (c) (t)	1,850	1,831
DNB Bank ASA
5.13%, 10/10/2023 (t)	1,000	966
5.38%, 12/19/2023 (t)	1,020	975
DZ Bank AG, 5.00%, 7/27/2023 (t)	1,041	1,016
Enbridge US, Inc., 4.83%, 2/2/2023 (t)	1,300	1,300
Fiserv, Inc., 4.72%, 2/6/2023 (t)	500	500
Glencore Funding LLC, 4.82%, 2/8/2023 (t)	690	689
GTA Funding LLC, 4.90%, 5/24/2023 (t)	1,800	1,773
Henkel US Operations Corp., 4.30%, 9/7/2023 (t)	78	76
HSBC USA, Inc., 6.06%, 12/7/2023 (t)	1,188	1,135
ING US Funding LLC
5.27%, 9/21/2023 (t)	800	775
5.12%, 10/16/2023 (t)	1,000	965
Korea Development Bank (The), 5.02%, 7/7/2023 (t)	1,800	1,762
Lloyds Bank Corporate Markets plc, 5.25%, 9/11/2023 (t)	600	582
LMA-Americas LLC, 5.15%, 7/18/2023 (t)	1,000	977
Macquarie Bank Ltd., 5.49%, 11/15/2023 (t)	1,000	960
Mitsubishi HC Finance America LLC, 5.11%, 4/10/2023 (t)	690	683
MUFG Bank Ltd., 5.21%, 5/15/2023 (t)	653	644
National Bank of Canada, 5.22%, 6/7/2023 (t)	1,250	1,229
National Rural Utilities Cooperative Finance Corp., 4.72%, 2/15/2023 (t)	1,125	1,123
Natixis SA
5.33%, 9/8/2023 (t)	1,000	970
5.29%, 10/6/2023 (t)	1,000	966
Nutrien Ltd., 4.93%, 2/15/2023 (t)	850	848
Ontario Teachers' Finance Trust, 4.15%, 3/9/2023 (c) (t)	343	341
PSP Capital, Inc., 4.94%, 8/18/2023 (c) (t)	1,850	1,801
Royal Bank of Canada
5.53%, 12/8/2023 (t)	850	813
5.51%, 12/12/2023 (t)	333	318
Skandinaviska Enskilda Banken AB
5.05%, 7/13/2023 (t)	1,800	1,760

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Short-Term Investments — continued
Commercial Paper — continued
5.14%, 10/25/2023 (t)	1,000	963
Societe Generale SA, 5.44%, 12/15/2023 (t)	1,101	1,052
Sumitomo Mitsui Trust Bank Ltd., 4.83%, 4/26/2023 (t)	1,850	1,829
Toyota Industries Commercial Finance, Inc., 4.02%, 6/9/2023 (c) (t)	111	109
Westpac Banking Corp.
5.52%, 8/23/2023 (t)	912	887
5.23%, 10/11/2023 (t)	1,000	965
Total Commercial Paper (Cost $41,516)		41,539
	SHARES (000)
Investment Companies — 1.6%
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (l) (m)	22,879	22,893
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (l) (m)	146,566	146,654
Total Investment Companies (Cost $169,490)		169,547
Investment of Cash Collateral from Securities Loaned — 1.8%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (l) (m)	164,938	165,004
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (l) (m)	23,159	23,159
Total Investment of Cash Collateral from Securities Loaned (Cost $188,102)		188,163
Total Short-Term Investments (Cost $402,788)		402,933
Total Investments — 100.9% (Cost $10,350,278)		10,486,325
Liabilities in Excess of Other Assets — (0.9)%		(88,770)
NET ASSETS — 100.0%		10,397,555

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of January 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PIK	Payment In Kind
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2023. The total value of securities on loan at January 31, 2023 is $180,917.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2023.
(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2023.

(j)	Defaulted security.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2023.

(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	The rate shown is the current yield as of January 31, 2023.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(o)	All or a portion of this security is unsettled as of January 31, 2023. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of January 31, 2023.
(s)	Amount represents Units.
(t)	The rate shown is the effective yield as of January 31, 2023.
Summary of Investments by Industry, January 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	8.8%
Convertible Bonds	7.2
Oil, Gas & Consumable Fuels	6.3
Exchange-Traded Fund	5.2
Commercial Mortgage-Backed Securities	4.2
Equity Real Estate Investment Trusts (REITs)	4.1
Collateralized Mortgage Obligations	3.7
Diversified Telecommunication Services	3.7
Media	3.3
Electric Utilities	3.0
Pharmaceuticals	3.0
Capital Markets	2.6
Insurance	2.6
Semiconductors & Semiconductor Equipment	1.9
Health Care Providers & Services	1.7
Hotels, Restaurants & Leisure	1.6
Chemicals	1.5
Metals & Mining	1.5
Asset-Backed Securities	1.4
Specialty Retail	1.2
Machinery	1.1
Multi-Utilities	1.1
Auto Components	1.1
Wireless Telecommunication Services	1.1
Food Products	1.1
Foreign Government Securities	1.0
Food & Staples Retailing	1.0
Consumer Finance	1.0
Beverages	1.0
Others (each less than 1.0%)	18.2
Short-Term Investments	3.8
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of January 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	457	03/17/2023	USD	93,468	2,779
U.S. Treasury 10 Year Note	19,009	03/22/2023	USD	2,182,471	38,272
					41,051
Short Contracts
EURO STOXX 50 Index	(7,004)	03/17/2023	EUR	(319,120)	(15,891)
E-Mini NASDAQ 100 Index	(2,050)	03/17/2023	USD	(498,242)	(19,069)
					(34,960)
					6,091

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$3,085	$—	$3,085
United States	—	123,393	24,125	147,518
Total Asset-Backed Securities	—	126,478	24,125	150,603
Collateralized Mortgage Obligations
Bermuda	—	2,996	—	2,996
United States	—	389,173	—(a)	389,173
Total Collateralized Mortgage Obligations	—	392,169	—(a)	392,169
Commercial Mortgage-Backed Securities
United States	—	388,991	55,604	444,595
Common Stocks
Australia	—	87,402	—	87,402
Austria	—	13,860	—	13,860
Belgium	—	21,584	—	21,584
Brazil	24,843	1,564	—	26,407
Canada	195,667	—	—	195,667
Cayman Islands	—	—	—(a)	—(a)
Chile	5,327	—	—	5,327
China	15,750	190,826	—	206,576
Denmark	—	38,138	—	38,138
Egypt	2,230	—	—	2,230
Finland	—	59,097	—	59,097
France	—	155,323	—	155,323
Germany	—	129,686	—	129,686
Hong Kong	—	51,207	—	51,207
India	14,990	16,517	—	31,507
Indonesia	—	30,443	—	30,443
Ireland	—	3,848	—	3,848
Italy	—	78,747	—	78,747
Japan	—	185,262	—	185,262
Luxembourg	—	1,614	6,475	8,089
Mexico	48,510	—	—	48,510
Netherlands	—	63,096	—	63,096
New Zealand	—	9,316	—	9,316
Norway	2,868	25,799	—	28,667
Poland	—	6,871	—	6,871
Portugal	—	12,031	—	12,031
Russia	—	—	106	106
Saudi Arabia	—	5,730	—	5,730
Singapore	—	45,262	—	45,262
South Africa	20,023	30,103	—	50,126

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
South Korea	$1,487	$81,065	$—	$82,552
Spain	2,315	97,732	—	100,047
Sweden	—	52,599	—	52,599
Switzerland	—	58,976	—	58,976
Taiwan	7,247	90,944	—	98,191
Thailand	4,862	7,505	—	12,367
United Kingdom	12,092	236,259	—	248,351
United States	1,584,928	67,740	10,756	1,663,424
Total Common Stocks	1,943,139	1,956,146	17,337	3,916,622
Convertible Bonds
Australia	—	1,079	—	1,079
Belgium	—	441	—	441
Canada	—	597	—	597
China	—	5,452	—	5,452
France	—	886	—	886
Germany	—	1,753	—	1,753
Israel	—	1,435	—	1,435
New Zealand	—	762	—	762
Singapore	—	951	—	951
South Korea	—	883	—	883
Spain	—	1,083	—	1,083
United Arab Emirates	—	569	—	569
United Kingdom	—	4,023	—	4,023
United States	—	31,605	1,553	33,158
Vietnam	—	318	—	318
Total Convertible Bonds	—	51,837	1,553	53,390
Convertible Preferred Stocks
United States	9,587	—	7,187	16,774
Corporate Bonds
Australia	—	15,241	—	15,241
Austria	—	1,232	—	1,232
Azerbaijan	—	3,199	—	3,199
Bahrain	—	1,398	—	1,398
Belgium	—	2,668	—	2,668
Brazil	—	4,726	—	4,726
Canada	—	149,608	—	149,608
Cayman Islands	—	865	—	865
China	—	40,281	—	40,281
Colombia	—	2,946	—	2,946
Denmark	—	1,596	—	1,596
Finland	—	9,486	—	9,486
France	—	91,969	—	91,969
Germany	—	18,930	—	18,930
Guatemala	—	1,094	—	1,094
Hong Kong	—	13,699	—	13,699
India	—	26,870	—	26,870

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Indonesia	$—	$15,225	$—	$15,225
Ireland	—	19,017	—	19,017
Israel	—	1,107	—	1,107
Italy	—	9,739	—	9,739
Japan	—	19,505	—	19,505
Kazakhstan	—	2,699	—	2,699
Luxembourg	—	22,357	—	22,357
Macau	—	5,295	—	5,295
Malaysia	—	276	—	276
Mexico	—	16,267	—	16,267
Morocco	—	414	—	414
Netherlands	—	37,491	—	37,491
Norway	—	7,115	—	7,115
Panama	—	855	—	855
Paraguay	—	275	—	275
Peru	—	1,469	—	1,469
Philippines	—	6,803	—	6,803
Singapore	—	1,826	—	1,826
South Africa	—	2,106	—	2,106
South Korea	—	2,748	—	2,748
Spain	—	30,057	—	30,057
Sweden	—	5,355	—	5,355
Switzerland	—	44,005	—	44,005
Thailand	—	4,801	—	4,801
United Arab Emirates	—	1	—	1
United Kingdom	—	147,025	—	147,025
United States	—	2,524,411	3	2,524,414
Uzbekistan	—	1,131	—	1,131
Total Corporate Bonds	—	3,315,183	3	3,315,186
Equity Linked Notes	—	757,019	—	757,019
Exchange-Traded Funds	548,357	—	—	548,357
Foreign Government Securities	—	105,697	—	105,697
Loan Assignments
Canada	—	275	—	275
France	—	2,954	—	2,954
Ireland	—	520	—	520
Luxembourg	—	9,962	—	9,962
Netherlands	—	1,000	—	1,000
United States	—	207,093	4,934	212,027
Total Loan Assignments	—	221,804	4,934	226,738
Mortgage-Backed Securities	—	943	—	943
Preferred Stocks
United States	59,914	—	2,143	62,057
Rights
Luxembourg	—	—	1	1
Spain	43	—	—	43

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$—	$—	$622	$622
Total Rights	43	—	623	666
U.S. Treasury Obligations	—	91,120	—	91,120
Warrants	—	—	1,456	1,456
Short-Term Investments
Certificates of Deposits	—	3,684	—	3,684
Commercial Paper	—	41,539	—	41,539
Investment Companies	169,547	—	—	169,547
Investment of Cash Collateral from Securities Loaned	188,163	—	—	188,163
Total Short-Term Investments	357,710	45,223	—	402,933
Total Investments in Securities	$2,918,750	$7,452,610	$114,965	$10,486,325
Appreciation in Other Financial Instruments
Futures Contracts	$41,051	$—	$—	$41,051
Depreciation in Other Financial Instruments
Futures Contracts	(34,960)	—	—	(34,960)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$6,091	$—	$—	$6,091

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2023
Investments in Securities:
Asset-Backed Securities	$84,575	$—(a)	$46	$(1)	$—	$(3,260)	$8,134	$(65,369)	$24,125
Collateralized Mortgage Obligations	144,403	59	87	—(a)	5,172	(12,324)	—	(137,397)	—(a)
Commercial Mortgage-Backed Securities	269,605	(6,293)	7,035	3	19,249	(14,826)	36,166	(255,335)	55,604
Common Stocks	9,550	282	(1,457)	—	—	(283)	9,245	—	17,337
Convertible Bonds	2,040	—	(487)	—	—	—	—	—	1,553
Convertible Preferred Stocks	7,100	—	87	—	—	—	—	—	7,187
Corporate Bonds	17	—	—	—	—	—	—	(14)	3
Loan Assignments	2,697	—	124	913	4,840	(3,640)	—	—	4,934
Preferred Stocks	2,537	—	(394)	—	—	—	—	—	2,143
Rights	622	—	1	—	—	—	—	—	623
Warrants	2,162	—	(706)	—	—	—	—	—	1,456
Total	$525,308	$(5,952)	$4,336	$915	$29,261	$(34,333)	$53,545	$(458,115)	$114,965

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(3,151).

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
For the period ended January 31, 2023, transfers in and out of level 3 were the result of decreased or increased transparency of market activity and observability of certain inputs used in determining fair value. This change in observability and resulting changes in levels does not impact liquidity or fair value of the Fund's investments or reflect any change in the investment strategy of the Fund.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at January 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$0 (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x(5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	0
	1	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	1
	3,210	Discounted Cash Flow	Constant Prepayment Rate	6.00% - 18.00% (9.0%)
			Constant Default Rate	5.00% - 8.00% (7.25%)
			Yield (Discount Rate of Cash Flows)	7.88% - 9.24% (8.22%)

Asset-Backed Securities	3,210
	8,507	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	13.78% (13.78%)

Commercial Mortgage-Backed Securities	8,507
	16	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	16
Total	$11,734

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At January 31, 2023, the value of these investments was $103,231. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
be affiliated issuers. The Underlying Funds’ and ETF's distributions may be reinvested into such Underlying Funds and ETF. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2023	Shares at January 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a) (b)	$292,788	$249,351	$—	$—	$6,218	$548,357	9,886	$9,602	$—
JPMorgan Prime Money Market Fund Class IM Shares, 4.52% (a) (b)	47,930	204,888	229,949	16	8	22,893	22,879	517	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.45% (a) (b)	407,567	1,936,714	2,197,774	105	42	146,654	146,566	2,765	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.57% (a) (b)	147,949	90,001	73,000	62	(8)	165,004	164,938	1,576	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.15% (a) (b)	29,510	110,000	116,351	—	—	23,159	23,159	197	—
Total	$925,744	$2,590,954	$2,617,074	$183	$6,260	$906,067		$14,657	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2023.